Nationwide® Variable Account-II

December 31, 2007

Annual Report

Nationwide Life Insurance Company Home Office: Columbus, Ohio

APO–725 –12/07

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Basic Value Fund – Series II (AIMBValue2) 4,013,670 shares (cost $47,839,083)	$50,652,515
AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 609,311 shares (cost $14,944,066)	17,639,545
AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 1,457,256 shares (cost $27,403,551)	27,002,955
Alger American Balanced Portfolio – Class S Shares (AlgerBal) 20,521 shares (cost $303,398)	317,251
Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr) 41,292 shares (cost $874,055)	958,386
AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 743,258 shares (cost $17,074,093)	19,733,495
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 458,966 shares (cost $7,652,680)	7,816,187
American Century VP – Balanced Fund – Class I (ACVPBal) 9,383,283 shares (cost $61,312,042)	68,779,465
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 10,022,509 shares (cost $86,760,126)	160,159,699
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 3,791,433 shares (cost $25,372,808)	32,075,525
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 1,447,428 shares (cost $10,288,905)	12,216,296
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 7,549,314 shares (cost $78,365,556)	79,645,259
American Century VP – International Fund – Class I (ACVPInt) 5,077,401 shares (cost $32,665,323)	60,217,972
American Century VP – International Fund – Class II (ACVPInt2) 299,944 shares (cost $2,022,177)	3,551,338
American Century VP – International Fund – Class III (ACVPInt3) 2,874,490 shares (cost $19,846,184)	34,091,456
American Century VP – International Fund – Class IV (ACVPInt4) 1,629,185 shares (cost $15,240,639)	19,305,837
American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 449,438 shares (cost $6,282,024)	5,815,727
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 2,149,108 shares (cost $29,370,271)	27,830,945
American Century VP – Ultra® Fund – Class I (ACVPUltra) 377,054 shares (cost $3,953,039)	4,581,202
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 1,414,358 shares (cost $13,859,950)	17,057,153
American Century VP – Value Fund – Class I (ACVPVal) 15,079,566 shares (cost $115,028,536)	112,644,355
American Century VP – Value Fund – Class II (ACVPVal2) 13,402,692 shares (cost $107,628,811)	99,984,082
American Century VP – VistaSM Fund – Class I (ACVPVista1) 569,071 shares (cost $11,525,265)	12,519,559

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – VistaSM Fund – Class II (ACVPVista2) 1,730,732 shares (cost $34,658,299)	$37,937,645
American Funds IS – Growth Fund – Class 1 (AFGrowth) 261,614 shares (cost $13,458,681)	17,585,683
American Funds IS – High-Income Bond Fund – Class 1 (AFHiInc) 125,016 shares (cost $1,538,377)	1,456,440
American Funds IS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AFUSGvt) 124,052 shares (cost $1,495,900)	1,455,134
Charles Schwab Money Market Portfolio (ChScMM) 22,226,872 shares (cost $22,226,872)	22,226,872
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 226,328 shares (cost $2,108,827)	3,186,696
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 2,421,114 shares (cost $21,180,546)	38,374,655
Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr) 4,069,233 shares (cost $45,188,646)	62,951,034
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,796,804 shares (cost $45,998,673)	49,335,617
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 12,441,495 shares (cost $325,249,508)	465,311,916
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 3,339,462 shares (cost $104,193,924)	124,929,291
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 958,036 shares (cost $31,869,572)	42,977,498
Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS) 497,650 shares (cost $18,434,387)	22,190,193
Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS) 81,877 shares (cost $3,211,996)	2,615,140
Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc) 1,153,066 shares (cost $21,045,761)	29,322,461
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 105,479 shares (cost $2,017,772)	1,796,309
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 429,393 shares (cost $2,449,659)	3,164,624
Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp) 287,318 shares (cost $2,951,713)	2,945,006
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 1,414,148 shares (cost $15,751,551)	16,036,438
Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 5,018,913 shares (cost $56,227,775)	56,663,529
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 33,045,002 shares (cost $766,914,978)	790,105,987
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 7,474,611 shares (cost $181,383,913)	176,176,586
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 16,560,043 shares (cost $613,033,414)	747,189,141
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 2,000,876 shares (cost $71,350,193)	89,339,117
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 16,739,657 shares (cost $106,545,705)	100,103,147
Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR) 2,045,740 shares (cost $13,120,347)	12,192,612

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 5,949,132 shares (cost $89,475,656)	$150,632,012
Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 2,989,387 shares (cost $53,423,438)	75,541,803
Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 346,398 shares (cost $5,870,575)	8,701,524
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 2,867,007 shares (cost $59,919,129)	71,531,815
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 16,480,162 shares (cost $246,374,573)	273,076,277
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 25,354,081 shares (cost $620,963,070)	707,378,859
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 14,715,887 shares (cost $423,648,918)	404,098,260
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,605,193 shares (cost $19,970,811)	20,337,793
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 35,121,237 shares (cost $433,123,613)	440,420,315
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 1,428,969 shares (cost $19,433,296)	31,966,034
Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 587,696 shares (cost $19,863,239)	21,145,297
Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 6,420,463 shares (cost $207,522,637)	228,761,107
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,058,077 shares (cost $13,643,463)	13,268,285
Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,814,626 shares (cost $23,096,664)	22,900,579
Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 4,482,119 shares (cost $101,093,229)	118,507,229
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 432,061 shares (cost $5,255,681)	5,163,134
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 3,830,254 shares (cost $43,919,117)	45,656,631
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 473,135 shares (cost $5,967,276)	5,970,964
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 5,627,170 shares (cost $67,907,348)	70,902,347
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 273,963 shares (cost $3,553,966)	3,564,253
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 1,454,179 shares (cost $17,769,035)	18,889,791
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 3,630,337 shares (cost $49,449,455)	57,940,181
Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 539,967 shares (cost $7,179,995)	10,934,330
Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 13,792,535 shares (cost $245,967,464)	278,333,349
Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 2,962,612 shares (cost $46,258,514)	49,505,240
Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2) 6,954,334 shares (cost $120,540,546)	120,379,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 5,998,153 shares (cost $103,717,239)	$115,584,405
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 4,017,560 shares (cost $69,773,155)	68,700,269
Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 443,522 shares (cost $11,650,016)	13,784,658
Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 1,733,660 shares (cost $50,386,669)	70,733,337
Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 1,076,608 shares (cost $4,252,271)	5,684,490
Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 695,145 shares (cost $2,472,480)	3,600,852
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 415,462 shares (cost $5,453,100)	5,521,487
Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 3,288,420 shares (cost $164,932,877)	213,023,876
Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 259,376 shares (cost $6,548,324)	16,732,339
JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 435,447 shares (cost $12,136,989)	13,355,173
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 32,714,647 shares (cost $425,805,194)	425,290,417
MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 1,954,271 shares (cost $17,570,934)	22,610,914
MFS VIT – Value Series – Service Class (MFSValueS) 5,812,378 shares (cost $81,990,048)	87,883,156
MTB Large-Cap Growth Fund II (MTBLgCapGr) 102,016 shares (cost $1,019,890)	1,130,342
MTB Large-Cap Value Fund II (MTBLgCapV) 139,313 shares (cost $1,544,359)	1,613,239
MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr) 35,889 shares (cost $415,695)	429,232
MTB Managed Allocation Fund – Conservative Growth II (MTBConGr) 8,821 shares (cost $90,744)	92,002
MTB Managed Allocation Fund – Moderate Growth II (MTBModGr) 775,551 shares (cost $8,267,899)	8,383,705
Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 23,813,323 shares (cost $458,062,562)	460,787,805
Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 11,669,974 shares (cost $135,158,844)	130,937,108
Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 2,486,729 shares (cost $60,342,766)	64,853,899
Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 1,833,615 shares (cost $82,815,539)	79,872,277
Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 1,763,795 shares (cost $121,488,565)	127,275,441
Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 2,076,690 shares (cost $16,784,468)	15,865,909
Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 5,358,514 shares (cost $42,377,519)	40,885,462
Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts) 62,131 shares (cost $701,316)	1,404,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Emerging Markets Fund – Class II (NVITEmMrkts2) 296,138 shares (cost $3,565,660)	$6,651,262
Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 4,256,017 shares (cost $68,038,684)	96,143,425
Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 4,856,714 shares (cost $84,753,887)	109,664,598
Nationwide VIT – Gartmore Global Utilities Fund – Class II (NVITGlUtl2) 77,365 shares (cost $819,969)	952,360
Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 1,026,536 shares (cost $12,926,806)	12,626,390
Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 8,751 shares (cost $58,991)	123,039
Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 2,691,483 shares (cost $28,736,289)	37,869,162
Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 397,801 shares (cost $6,545,172)	7,550,259
Nationwide VIT – Global Financial Services Fund – Class II (NVITGlFin2) 128,158 shares (cost $1,555,830)	1,389,233
Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 281,778 shares (cost $3,745,701)	3,068,561
Nationwide VIT – Global Health Sciences Fund – Class II (NVITGlHlth2) 187,149 shares (cost $1,961,038)	2,178,416
Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 581,507 shares (cost $6,319,465)	6,861,778
Nationwide VIT – Global Health Sciences Fund – Class VI (NVITGlHlth6) 1,295,208 shares (cost $14,126,291)	15,179,832
Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 67,365 shares (cost $227,711)	346,256
Nationwide VIT – Global Technology and Communications Fund – Class II (NVITGlTech2) 301,157 shares (cost $1,184,833)	1,535,900
Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 1,195,731 shares (cost $5,277,414)	6,193,888
Nationwide VIT – Global Technology and Communications Fund – Class VI (NVITGlTech6) 3,117,885 shares (cost $14,412,986)	15,963,572
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 49,849,748 shares (cost $584,202,064)	579,752,572
Nationwide VIT – Growth Fund – Class I (NVITGrowth) 4,266,722 shares (cost $39,350,496)	61,867,471
Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8) 1,000,345 shares (cost $11,447,406)	11,614,006
Nationwide VIT – International Value Fund – Class II (NVITIntVal2) 142,421 shares (cost $2,069,444)	2,483,822
Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 1,486,580 shares (cost $24,486,293)	25,911,089
Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 15,777,427 shares (cost $280,472,212)	274,211,674
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 43,777,482 shares (cost $508,102,714)	595,373,759
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 14,937,827 shares (cost $155,065,604)	155,353,401
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 177,903,424 shares (cost $2,053,311,655)	2,213,118,596

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 131,509,820 shares (cost $1,573,110,087)	$1,754,340,995
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 44,512,015 shares (cost $491,311,792)	505,211,369
Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 300,395 shares (cost $3,203,906)	3,289,324
Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 426,280 shares (cost $12,259,591)	13,866,876
Nationwide VIT – Mid Cap Growth Fund – Class II (NVITMdCpGr2) 8,920,844 shares (cost $269,544,381)	287,786,412
Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 6,352,315 shares (cost $109,084,606)	121,837,403
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 641,214,026 shares (cost $641,214,026)	641,214,026
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 603,385 shares (cost $9,715,055)	10,866,955
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 1,520,973 shares (cost $25,719,223)	26,997,277
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 7,303,990 shares (cost $85,013,782)	72,163,419
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 2,984,127 shares (cost $35,995,113)	29,125,080
Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 7,035,150 shares (cost $145,073,583)	156,250,692
Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 4,558,464 shares (cost $107,501,050)	99,556,864
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 21,593,266 shares (cost $240,002,254)	293,452,491
Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 29,908,417 shares (cost $391,715,890)	404,959,967
Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3) 509,674 shares (cost $7,037,084)	6,661,441
Nationwide VIT – U.S. Growth Leaders Fund – Class II (NVITUSGro2) 1,813,607 shares (cost $20,245,036)	23,232,311
Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3) 454,412 shares (cost $5,132,609)	5,902,811
Nationwide VIT – Van Kampen Comstock Value Fund – Class II (NVITVKVal2) 27,577,919 shares (cost $339,599,685)	315,767,171
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 6,657,518 shares (cost $65,703,931)	65,643,123
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 416,048 shares (cost $5,887,518)	6,032,696
Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro) 7,426,750 shares (cost $70,313,126)	143,336,281
Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 730,498 shares (cost $11,139,774)	15,420,819
Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 21,577,606 shares (cost $303,952,393)	293,671,215
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S (NBTAMCGrS) 389,594 shares (cost $7,952,075)	10,959,277
Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 8,766,698 shares (cost $138,365,807)	182,084,311

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 963,606 shares (cost $17,225,997)	$16,737,835
Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 27,945,419 shares (cost $465,933,710)	500,502,463
Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal) 7,260,608 shares (cost $112,474,467)	119,146,574
Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 1,482,782 shares (cost $54,040,038)	69,364,525
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 1,894,428 shares (cost $65,007,881)	89,379,132
Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd) 9,241,777 shares (cost $101,096,343)	102,214,059
Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 3,064,295 shares (cost $85,220,128)	112,827,331
Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4) 2,875,725 shares (cost $91,053,299)	104,331,294
Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 6,787,088 shares (cost $138,923,226)	248,407,407
Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 567,563 shares (cost $15,273,914)	20,585,497
Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 58,700 shares (cost $474,226)	468,427
Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4) 1,188,538 shares (cost $9,610,720)	9,472,651
Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 64,220 shares (cost $524,381)	510,548
Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS) 3,257,482 shares (cost $26,502,146)	25,701,532
Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap) 224,834 shares (cost $4,354,111)	4,091,979
Oppenheimer VAF – Main Street Small Cap Fund® – Service Class (OppMStSCapS) 6,968,895 shares (cost $128,261,977)	125,649,184
Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt) 1,025,575 shares (cost $20,262,677)	26,264,973
Oppenheimer VAF – Main Street® – Service Class (OppMStS) 15,870,992 shares (cost $381,595,121)	402,805,768
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 309,236 shares (cost $14,219,040)	16,720,407
Pioneer VCT – Pioneer Small Cap Value Portfolio – Class I Shares (PioVSmCapV) 90,485 shares (cost $1,490,623)	1,173,589
Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 297,418 shares (cost $7,352,466)	6,876,314
Putnam VT – International Equity Fund – IB Shares (PVTIntlEq) 80,433 shares (cost $1,127,398)	1,525,012
Putnam VT – Voyager Fund – IB Shares (PVTVoygr) 71,581 shares (cost $1,970,185)	2,271,252
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 11,417,862 shares (cost $122,649,355)	133,588,990
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 3,228,930 shares (cost $78,075,754)	76,364,203
T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 6,380,681 shares (cost $31,306,262)	31,584,373

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 2,371,543 shares (cost $65,022,352)	$72,332,073
Van Eck Worldwide Insurance Trust – Bond Fund – Class R1 (VEWrldBdR1) 735,802 shares (cost $8,501,039)	8,910,560
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd) 1,577,748 shares (cost $19,142,007)	19,122,306
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,279,564 shares (cost $28,410,361)	35,418,334
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,600,046 shares (cost $24,838,989)	44,353,288
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,118,757 shares (cost $34,540,549)	46,070,413
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 1,417,900 shares (cost $24,979,802)	58,403,291
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus) 307,257 shares (cost $3,513,560)	3,558,037
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 24,936,700 shares (cost $282,273,877)	286,273,312
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 818,373 shares (cost $6,801,388)	6,980,718
Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKUEmMkt2) 231,508 shares (cost $1,960,649)	1,965,505
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 5,514,179 shares (cost $108,003,191)	121,587,649
Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUUSRE2) 3,754,719 shares (cost $92,241,144)	81,927,965
Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 80,598 shares (cost $911,270)	1,063,087
Wells Fargo AVT – Discovery FundSM (WFVDisc) 3,471,771 shares (cost $38,410,793)	69,817,324
Wells Fargo AVT – Large Company Growth Fund (WFVLgCoGro) 13,214 shares (cost $114,621)	136,369
Wells Fargo AVT – Money Market Fund (WFVMMrkt) 17,571 shares (cost $17,571)	17,571
Wells Fargo AVT – Opportunity FundSM (WFVOpp) 13,225,615 shares (cost $252,904,151)	291,360,291
Wells Fargo AVT – Small-Mid Cap Value Fund (WFVSmMdCV) 33 shares (cost $362)	371
Wells Fargo AVT – Total Return Bond Fund (WFTotRetBd) 2,321 shares (cost $22,738)	23,070

Total investments	22,175,210,262
Accounts receivable	50,685

Total assets	22,175,260,947
Accounts payable	–

Contract owners’ equity (note 4)	$22,175,260,947

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlVGrIncB	AlVSmMdCpB
Reinvested dividends	$398,287,712	179,983	–	–	–	–	260,111	65,964
Mortality and expense risk charges (note 2)	(320,874,514)	(873,020)	(270,276)	(429,544)	(2,614)	(7,633)	(339,289)	(143,869)

Net investment income (loss)	77,413,198	(693,037)	(270,276)	(429,544)	(2,614)	(7,633)	(79,178)	(77,905)

Proceeds from mutual fund shares sold	2,826,655,902	7,627,260	2,666,254	14,778,481	316,770	497,801	4,891,627	2,341,203
Cost of mutual fund shares sold	(2,341,260,773)	(6,136,438)	(2,155,498)	(9,995,785)	(295,456)	(508,916)	(3,694,208)	(1,865,347)

Realized gain (loss) on investments	485,395,129	1,490,822	510,756	4,782,696	21,314	(11,115)	1,197,419	475,856
Change in unrealized gain (loss) on investments	(217,917,170)	(3,913,690)	1,229,188	(4,096,869)	6,981	113,309	(1,435,206)	(954,005)

Net gain (loss) on investments	267,477,959	(2,422,868)	1,739,944	685,827	28,295	102,194	(237,787)	(478,149)

Reinvested capital gains	884,447,637	3,025,887	–	1,987,004	8,320	84,212	1,069,949	616,957

Net increase (decrease) in contract owners’ equity resulting from operations	$1,229,338,794	(90,018)	1,469,668	2,243,287	34,001	178,773	752,984	60,903

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
Reinvested dividends	$1,636,751	–	714,385	231,276	3,325,458	452,389	19,289	233,554
Mortality and expense risk charges (note 2)	(1,018,202)	(1,909,097)	(501,571)	(211,538)	(1,142,770)	(854,343)	(51,365)	(452,198)

Net investment income (loss)	618,549	(1,909,097)	212,814	19,738	2,182,688	(401,954)	(32,076)	(218,644)

Proceeds from mutual fund shares sold	16,938,773	21,834,811	8,994,012	3,318,216	16,217,036	15,811,847	377,135	6,543,273
Cost of mutual fund shares sold	(17,080,958)	(14,743,279)	(5,930,531)	(2,548,607)	(16,358,131)	(9,202,621)	(228,225)	(3,041,795)

Realized gain (loss) on investments	(142,185)	7,091,532	3,063,481	769,609	(141,095)	6,609,226	148,910	3,501,478
Change in unrealized gain (loss) on investments	(1,703,985)	46,411,032	(3,535,813)	(980,678)	3,465,401	3,452,959	398,558	1,851,629

Net gain (loss) on investments	(1,846,170)	53,502,564	(472,332)	(211,069)	3,324,306	10,062,185	547,468	5,353,107

Reinvested capital gains	3,985,043	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,757,422	51,593,467	(259,518)	(191,331)	5,506,994	9,660,231	515,392	5,134,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	ACVPInt4	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
Reinvested dividends	$65,151	43,316	146,849	–	–	2,364,868	1,539,333	–
Mortality and expense risk charges (note 2)	(210,663)	(89,086)	(471,833)	(55,577)	(266,453)	(1,895,343)	(1,715,710)	(75,605)

Net investment income (loss)	(145,512)	(45,770)	(324,984)	(55,577)	(266,453)	469,525	(176,377)	(75,605)

Proceeds from mutual fund shares sold	2,413,086	2,781,091	7,635,657	1,534,944	2,807,569	38,167,808	14,654,722	3,807,630
Cost of mutual fund shares sold	(1,461,873)	(2,597,162)	(6,470,351)	(1,411,431)	(2,477,470)	(28,569,373)	(14,293,798)	(3,330,576)

Realized gain (loss) on investments	951,213	183,929	1,165,306	123,513	330,099	9,598,435	360,924	477,054
Change in unrealized gain (loss) on investments	1,026,391	(576,330)	(2,761,280)	665,830	2,660,033	(29,809,947)	(16,245,949)	987,151

Net gain (loss) on investments	1,977,604	(392,401)	(1,595,974)	789,343	2,990,132	(20,211,512)	(15,885,025)	1,464,205

Reinvested capital gains	–	58,875	233,279	–	–	12,263,481	8,796,015	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,832,092	(379,296)	(1,687,679)	733,766	2,723,679	(7,478,506)	(7,265,387)	1,388,600

Investment activity:	ACVPVista2	AFGrowth	AFHiInc	AFUSGvt	ChScMM	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr
Reinvested dividends	$–	179,077	156,676	114,880	894,668	–	416,369	–
Mortality and expense risk charges (note 2)	(275,300)	(245,552)	(18,781)	(21,089)	(196,993)	(52,984)	(551,534)	(991,391)

Net investment income (loss)	(275,300)	(66,475)	137,895	93,791	697,675	(52,984)	(135,165)	(991,391)

Proceeds from mutual fund shares sold	4,851,773	3,522,710	2,286,017	462,162	15,625,495	1,095,064	9,196,694	18,176,817
Cost of mutual fund shares sold	(3,918,504)	(3,622,757)	(2,251,307)	(472,158)	(15,625,495)	(658,990)	(5,251,701)	(12,389,780)

Realized gain (loss) on investments	933,269	(100,047)	34,710	(9,996)	–	436,074	3,944,993	5,787,037
Change in unrealized gain (loss) on investments	3,233,694	902,392	(139,329)	(1,552)	–	(529,304)	1,913,594	(5,736,186)

Net gain (loss) on investments	4,166,963	802,345	(104,619)	(11,548)	–	(93,230)	5,858,587	50,851

Reinvested capital gains	–	1,271,561	–	–	–	–	–	–

Net increase (decrease) in contract owners’equity resulting from operations	$3,891,663	2,007,431	33,276	82,243	697,675	(146,214)	5,723,422	(940,540)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	DryIPSmCap	DryStkIx	DryStklxS	DryVApp	DryVAppS	DryVDevLdS	DryVGroInc	FedAmLeadS
Reinvested dividends	$203,896	8,666,964	1,850,870	739,591	332,794	18,460	237,845	27,107
Mortality and expense risk charges (note 2)	(772,046)	(6,964,444)	(1,916,329)	(620,971)	(366,481)	(53,579)	(428,170)	(34,884)

Net investment income (loss)	(568,150)	1,702,520	(65,459)	118,620	(33,687)	(35,119)	(190,325)	(7,777)

Proceeds from mutual fund shares sold	9,273,223	112,587,860	11,376,719	10,427,476	6,034,458	1,550,753	8,051,916	500,860
Cost of mutual fund shares sold	(6,818,057)	(87,803,257)	(8,783,558)	(7,184,076)	(4,804,399)	(1,673,617)	(6,833,427)	(511,158)

Realized gain (loss) on investments	2,455,166	24,784,603	2,593,161	3,243,400	1,230,059	(122,864)	1,218,489	(10,298)
Change in unrealized gain (loss) on investments	(5,013,759)	(5,280,793)	1,445,442	(764,379)	(25,241)	(767,321)	(350,037)	(463,936)

Net gain (loss) on investments	(2,558,593)	19,503,810	4,038,603	2,479,021	1,204,818	(890,185)	868,452	(474,234)

Reinvested capital gains	2,189,792	–	–	–	–	510,033	1,493,814	242,233

Net increase (decrease) in contract owners’ equity resulting from operations	$(936,951)	21,206,330	3,973,144	2,597,641	1,171,131	(415,271)	2,171,941	(239,778)

Investment activity:	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2
Reinvested dividends	$17,718	43,109	720,967	2,337,774	15,096,153	2,962,566	6,157,067	222,165
Mortality and expense risk charges (note 2)	(51,656)	(64,950)	(216,020)	(849,882)	(12,100,999)	(2,869,642)	(9,728,950)	(1,119,282)

Net investment income (loss)	(33,938)	(21,841)	504,947	1,487,892	2,995,154	92,924	(3,571,883)	(897,117)

Proceeds from mutual fund shares sold	627,737	3,791,552	6,235,780	5,981,978	172,226,364	14,137,896	151,176,269	11,548,516
Cost of mutual fund shares sold	(458,625)	(3,854,462)	(6,605,847)	(6,316,994)	(147,800,837)	(11,050,835)	(194,133,657)	(8,812,471)

Realized gain (loss) on investments	169,112	(62,910)	(370,067)	(335,016)	24,425,527	3,087,061	(42,957,388)	2,736,045
Change in unrealized gain (loss) on investments	115,435	(80,754)	469,113	675,015	(86,433,660)	(19,046,126)	209,381,825	11,949,939

Net gain (loss) on investments	284,547	(143,664)	99,046	339,999	(62,008,133)	(15,959,065)	166,424,437	14,685,984

Reinvested capital gains	–	–	–	–	66,552,673	14,939,748	613,327	57,287

Net increase (decrease) in contract owners’ equity resulting from operations	$250,609	(165,505)	603,993	1,827,891	7,539,694	(926,393)	163,465,881	13,846,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPHI	FidVIPHIR	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
Reinvested dividends	$8,428,095	1,022,553	5,129,563	2,481,062	256,437	1,820,495	16,941,391	6,397,289
Mortality and expense risk charges (note 2)	(1,696,207)	(102,941)	(2,092,600)	(999,946)	(126,540)	(928,265)	(3,730,226)	(9,611,300)

Net investment income (loss)	6,731,888	919,612	3,036,963	1,481,116	129,897	892,230	13,211,165	(3,214,011)

Proceeds from mutual fund shares sold	62,703,102	13,788,014	32,695,599	12,653,074	1,438,401	8,212,765	54,265,038	132,288,799
Cost of mutual fund shares sold	(63,717,289)	(13,951,751)	(17,482,677)	(5,801,263)	(955,632)	(5,105,094)	(56,714,682)	(100,480,419)

Realized gain (loss) on investments	(1,014,187)	(163,737)	15,212,922	6,851,811	482,769	3,107,671	(2,449,644)	31,808,380
Change in unrealized gain (loss) on investments	(3,213,240)	(927,735)	(5,920,382)	(2,461,123)	34,575	425,517	17,639,565	(93,687,021)

Net gain (loss) on investments	(4,227,427)	(1,091,472)	9,292,540	4,390,688	517,344	3,533,188	15,189,921	(61,878,641)

Reinvested capital gains	–	–	10,719,798	4,937,611	605,213	3,454,152	8,056,729	171,059,909

Net increase (decrease) in contract owners’ equity resulting from operations	$2,504,461	(171,860)	23,049,301	10,809,415	1,252,454	7,879,570	36,457,815	105,967,257

Investment activity:	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$2,861,980	752,536	8,538,389	–	121,356	1,039,153	128,930	150,331
Mortality and expense risk charges (note 2)	(5,879,876)	(259,306)	(5,457,510)	(413,842)	(231,564)	(3,431,501)	(213,516)	(430,332)

Net investment income (loss)	(3,017,896)	493,230	3,080,879	(413,842)	(110,208)	(2,392,348)	(84,586)	(280,001)

Proceeds from mutual fund shares sold	30,258,502	3,492,881	16,041	6,226,717	2,590,197	28,852,216	6,607,832	7,019,359
Cost of mutual fund shares sold	(21,431,584)	(3,692,979)	(17,699)	(3,853,295)	(2,370,065)	(21,070,000)	(6,414,661)	(6,827,932)

Realized gain (loss) on investments	8,826,918	(200,098)	(1,658)	2,373,422	220,132	7,782,216	193,171	191,427
Change in unrealized gain (loss) on investments	(51,712,817)	236,054	5,288,689	3,988,330	736,988	1,323,816	(1,040,611)	(1,569,302)

Net gain (loss) on investments	(42,885,899)	35,956	5,287,031	6,361,752	957,120	9,106,032	(847,440)	(1,377,875)

Reinvested capital gains	97,774,253	–	–	–	1,197,867	17,794,132	1,660,822	2,754,390

Net increase (decrease) in contract owners’ equity resulting from operations	$51,870,458	529,186	8,367,910	5,947,910	2,044,779	24,507,816	728,796	1,096,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
Reinvested dividends	$102,749	118,448	1,008,341	120,055	1,338,402	72,262	352,309	769,195
Mortality and expense risk charges (note 2)	(1,188,261)	(48,004)	(800,273)	(55,289)	(976,846)	(29,845)	(298,541)	(626,893)

Net investment income (loss)	(1,085,512)	70,444	208,068	64,766	361,556	42,417	53,768	142,302

Proceeds from mutual fund shares sold	8,111,761	2,237,145	6,195,033	659,820	5,522,807	223,419	2,104,639	6,783,404
Cost of mutual fund shares sold	(7,434,508)	(2,092,331)	(5,386,342)	(589,119)	(4,591,708)	(194,247)	(1,720,192)	(4,926,463)

Realized gain (loss) on investments	677,253	144,814	808,691	70,701	931,099	29,172	384,447	1,856,941
Change in unrealized gain (loss) on investments	22,153,876	(146,708)	220,289	(29,909)	226,850	(11,503)	131,830	4,448,163

Net gain (loss) on investments	22,831,129	(1,894)	1,028,980	40,792	1,157,949	17,669	516,277	6,305,104

Reinvested capital gains	4,665,935	102,779	1,113,763	152,908	1,988,265	114,826	707,001	2,542,511

Net increase (decrease) in contract owners’ equity resulting from operations	$26,411,552	171,329	2,350,811	258,466	3,507,770	174,912	1,277,046	8,989,917

Investment activity:	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
Reinvested dividends	$217,947	4,046,057	927,045	3,248,158	3,116,819	492,750	315,375	96,446
Mortality and expense risk charges (note 2)	(167,316)	(3,454,271)	(512,291)	(1,492,281)	(2,207,842)	(1,133,672)	(203,095)	(653,470)

Net investment income (loss)	50,631	591,786	414,754	1,755,877	908,977	(640,922)	112,280	(557,024)

Proceeds from mutual fund shares sold	1,666,273	5,790,151	2,315,380	8,662,507	26,332,728	10,442,719	2,964,144	8,006,559
Cost of mutual fund shares sold	(1,082,681)	(3,801,318)	(2,067,494)	(7,737,355)	(20,961,290)	(7,720,033)	(2,296,298)	(4,241,951)

Realized gain (loss) on investments	583,592	1,988,833	247,886	925,152	5,371,438	2,722,686	667,846	3,764,608
Change in unrealized gain (loss) on investments	267,413	13,541,621	2,350,963	(2,969,736)	(13,232,060)	(10,194,969)	338,043	10,754,973

Net gain (loss) on investments	851,005	15,530,454	2,598,849	(2,044,584)	(7,860,622)	(7,472,283)	1,005,889	14,519,581

Reinvested capital gains	497,111	8,774,230	–	602,382	1,911,675	5,066,896	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,398,747	24,896,470	3,013,603	313,675	(5,039,970)	(3,046,309)	1,118,169	13,962,557

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
Reinvested dividends	$17,567	11,479	23,732	770,405	71,766	149,061	10,504,801	19,984
Mortality and expense risk charges (note 2)	(69,406)	(50,177)	(58,681)	(2,394,729)	(228,474)	(222,970)	(5,534,555)	(391,665)

Net investment income (loss)	(51,839)	(38,698)	(34,949)	(1,624,324)	(156,708)	(73,909)	4,970,246	(371,681)

Proceeds from mutual fund shares sold	1,479,542	1,046,294	1,000,245	41,493,829	3,551,713	6,035,424	3,570,670	4,123,105
Cost of mutual fund shares sold	(1,139,873)	(854,439)	(998,954)	(24,077,991)	(1,494,707)	(4,851,742)	(3,622,163)	(3,249,897)

Realized gain (loss) on investments	339,669	191,855	1,291	17,415,838	2,057,006	1,183,682	(51,493)	873,208
Change in unrealized gain (loss) on investments	662,657	529,683	158,956	20,757,709	1,953,928	(1,501,526)	4,373,193	1,587,059

Net gain (loss) on investments	1,002,326	721,538	160,247	38,173,547	4,010,934	(317,844)	4,321,700	2,460,267

Reinvested capital gains	–	–	36,765	–	–	751,956	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$950,487	682,840	162,063	36,549,223	3,854,226	360,203	9,291,946	2,088,586

Investment activity:	MFSValueS	MTBLgCapGr	MTBLgCapV	MTBAggGr	MTBConGr	MTBModGr	NVITAstAll2	NVITBnd2
Reinvested dividends	$553,149	4,159	16,572	5,238	2,395	173,567	8,101,799	6,039,000
Mortality and expense risk charges (note 2)	(1,239,218)	(15,636)	(22,864)	(5,772)	(1,152)	(126,549)	(4,434,286)	(851,183)

Net investment income (loss)	(686,069)	(11,477)	(6,292)	(534)	1,243	47,018	3,667,513	5,187,817

Proceeds from mutual fund shares sold	20,131,045	79,978	92,539	50,437	1,695	1,184,221	1,289,581	2,375,337
Cost of mutual fund shares sold	(16,187,619)	(69,455)	(77,119)	(43,138)	(1,625)	(1,121,916)	(1,208,042)	(2,317,371)

Realized gain (loss) on investments	3,943,426	10,523	15,420	7,299	70	62,305	81,539	57,966
Change in unrealized gain (loss) on investments	(741,302)	2,807	(71,080)	(5,275)	264	63,901	(962,937)	(4,637,429)

Net gain (loss) on investments	3,202,124	13,330	(55,660)	2,024	334	126,206	(881,398)	(4,579,463)

Reinvested capital gains	1,109,528	78,019	57,469	18,885	1,824	259,167	144,817	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,625,583	79,872	(4,483)	20,375	3,401	432,391	2,930,932	608,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts2	NVITEmMrkts3
Reinvested dividends	$1,228,618	910,178	619,647	1,283,044	2,893,782	8,810	26,530	533,296
Mortality and expense risk charges (note 2)	(604,561)	(361,677)	(1,335,621)	(272,461)	(558,066)	(17,386)	(93,467)	(1,006,467)

Net investment income (loss)	624,057	548,501	(715,974)	1,010,583	2,335,716	(8,576)	(66,937)	(473,171)

Proceeds from mutual fund shares sold	3,724,401	23,824,401	24,515,916	4,196,676	11,026,377	379,411	1,541,585	15,143,880
Cost of mutual fund shares sold	(3,232,278)	(24,452,420)	(20,485,172)	(4,360,232)	(11,081,776)	(149,393)	(881,789)	(8,852,856)

Realized gain (loss) on investments	492,123	(628,019)	4,030,744	(163,556)	(55,399)	230,018	659,796	6,291,024
Change in unrealized gain (loss) on investments	2,859,178	(2,943,263)	3,605,787	(549,973)	(1,864,058)	109,023	943,399	12,912,275

Net gain (loss) on investments	3,351,301	(3,571,282)	7,636,531	(713,529)	(1,919,457)	339,041	1,603,195	19,203,299

Reinvested capital gains	–	–	25,869	–	–	136,510	668,182	7,732,403

Net increase (decrease) in contract owners’ equity resulting from operations	$3,975,358	(3,022,781)	6,946,426	297,054	416,259	466,975	2,204,440	26,462,531

Investment activity:	NVITEmMrkts6	NVITGlUtl2	NVITGlUtl3	NVITIntGro	NVITIntGro3	NVITWLead3	NVITGlFin2	NVITGlFin3
Reinvested dividends	$498,355	21,048	316,269	492	142,432	34,592	46,195	113,668
Mortality and expense risk charges (note 2)	(1,239,295)	(15,549)	(178,380)	(1,614)	(453,973)	(109,434)	(25,288)	(52,411)

Net investment income (loss)	(740,940)	5,499	137,889	(1,122)	(311,541)	(74,842)	20,907	61,257

Proceeds from mutual fund shares sold	17,760,306	285,546	6,717,745	39,166	5,262,884	4,633,243	462,087	1,949,195
Cost of mutual fund shares sold	(11,551,995)	(187,261)	(5,479,421)	(18,519)	(3,296,244)	(3,276,792)	(429,663)	(1,945,186)

Realized gain (loss) on investments	6,208,311	98,285	1,238,324	20,647	1,966,640	1,356,451	32,424	4,009
Change in unrealized gain (loss) on investments	13,723,638	(113,730)	(1,592,250)	(2,047)	3,044,701	57,833	(302,621)	(596,623)

Net gain (loss) on investments	19,931,949	(15,445)	(353,926)	18,600	5,011,341	1,414,284	(270,197)	(592,614)

Reinvested capital gains	7,529,370	178,906	2,383,457	10,021	2,755,597	–	212,457	474,162

Net increase (decrease) in contract owners’ equity resulting from operations	$26,720,379	168,960	2,167,420	27,499	7,455,397	1,339,442	(36,833)	(57,195)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlHlth2	NVITGlHlth3	NVITGlHlth6	NVITGlTech	NVITGlTech2	NVITGlTech3	NVITGlTech6	NVITGvtBd
Reinvested dividends	$246	4,685	7,692	–	–	–	–	21,617,350
Mortality and expense risk charges (note 2)	(33,312)	(89,382)	(216,171)	(5,002)	(22,191)	(77,920)	(167,062)	(7,526,477)

Net investment income (loss)	(33,066)	(84,697)	(208,479)	(5,002)	(22,191)	(77,920)	(167,062)	14,090,873

Proceeds from mutual fund shares sold	389,633	2,099,066	2,971,424	158,868	175,188	3,092,561	3,211,021	15,024,207
Cost of mutual fund shares sold	(365,812)	(1,958,843)	(2,794,433)	(120,980)	(156,673)	(2,367,681)	(2,782,771)	(15,883,685)

Realized gain (loss) on investments	23,821	140,223	176,991	37,888	18,515	724,880	428,250	(859,478)
Change in unrealized gain (loss) on investments	204,176	533,110	1,234,473	30,123	250,553	277,144	1,111,471	13,514,655

Net gain (loss) on investments	227,997	673,333	1,411,464	68,011	269,068	1,002,024	1,539,721	12,655,177

Reinvested capital gains	43,771	130,535	276,420	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$238,702	719,171	1,479,405	63,009	246,877	924,104	1,372,659	26,746,050

Investment activity:	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2
Reinvested dividends	$106,189	104,202	45,777	621,755	4,319,968	11,651,683	5,200,854	55,528,173
Mortality and expense risk charges (note 2)	(826,658)	(108,584)	(42,082)	(403,941)	(3,720,879)	(11,951,933)	(2,432,390)	(37,764,517)

Net investment income (loss)	(720,469)	(4,382)	3,695	217,814	599,089	(300,250)	2,768,464	17,763,656

Proceeds from mutual fund shares sold	11,748,135	1,597,036	567,099	7,823,340	5,030,637	39,541,654	24,032,873	12,017,169
Cost of mutual fund shares sold	(8,534,181)	(1,352,556)	(426,419)	(6,001,616)	(4,240,084)	(30,127,975)	(23,741,944)	(8,544,062)

Realized gain (loss) on investments	3,213,954	244,480	140,680	1,821,724	790,553	9,413,679	290,929	3,473,107
Change in unrealized gain (loss) on investments	7,713,002	(115,393)	(292,064)	(3,464,042)	(17,532,969)	(5,955,926)	(1,139,808)	14,706,275

Net gain (loss) on investments	10,926,956	129,087	(151,384)	(1,642,318)	(16,742,416)	3,457,753	(848,879)	18,179,382

Reinvested capital gains	–	14,888	189,645	2,051,680	14,181,881	19,109,348	3,373,408	31,622,176

Net increase (decrease) in contract owners’ equity resulting from operations	$10,206,487	139,593	41,956	627,176	(1,961,446)	22,266,851	5,292,993	67,565,214

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMdCpGr2	NVITMidCap	NVITMyMkt	NVITSmCapGr
Reinvested dividends	$37,742,181	13,719,081	77,142	–	–	1,825,534	25,671,027	–
Mortality and expense risk charges (note 2)	(29,430,100)	(7,431,441)	(47,136)	(205,390)	(3,820,149)	(1,945,614)	(8,231,947)	(149,026)

Net investment income (loss)	8,312,081	6,287,640	30,006	(205,390)	(3,820,149)	(120,080)	17,439,080	(149,026)

Proceeds from mutual fund shares sold	13,865,223	19,103,364	1,427,166	5,926,626	8,822,811	37,376,539	224,126,887	3,715,467
Cost of mutual fund shares sold	(8,750,789)	(17,046,058)	(1,268,160)	(4,318,829)	(6,120,075)	(26,789,566)	(224,126,887)	(3,001,294)

Realized gain (loss) on investments	5,114,434	2,057,306	159,006	1,607,797	2,702,736	10,586,973	–	714,173
Change in unrealized gain (loss) on investments	16,619,247	(4,024,461)	(178,937)	(208,038)	10,592,206	(6,362,000)	–	259,737

Net gain (loss) on investments	21,733,681	(1,967,155)	(19,931)	1,399,759	13,294,942	4,224,973	–	973,910

Reinvested capital gains	31,508,133	11,304,928	100,860	–	–	3,813,927	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$61,553,895	15,625,413	110,935	1,194,369	9,474,793	7,918,820	17,439,080	824,884

Investment activity:	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund	NVITNWFund2	NVITNWLead3
Reinvested dividends	$–	997,516	325,728	150,275	–	3,288,765	2,759,031	75,073
Mortality and expense risk charges (note 2)	(275,339)	(1,246,975)	(553,865)	(2,407,481)	(1,510,106)	(4,251,996)	(5,388,990)	(94,682)

Net investment income (loss)	(275,339)	(249,459)	(228,137)	(2,257,206)	(1,510,106)	(963,231)	(2,629,959)	(19,609)

Proceeds from mutual fund shares sold	2,651,050	29,281,895	14,427,834	38,998,758	24,385,413	63,658,746	6,134,184	2,662,951
Cost of mutual fund shares sold	(2,135,593)	(23,070,379)	(14,028,979)	(27,640,890)	(23,163,212)	(54,115,853)	(4,519,090)	(2,635,444)

Realized gain (loss) on investments	515,457	6,211,516	398,855	11,357,868	1,222,201	9,542,893	1,615,094	27,507
Change in unrealized gain (loss) on investments	383,434	(23,099,324)	(7,289,825)	(29,995,311)	(13,256,004)	(2,088,130)	(885,898)	(374,270)

Net gain (loss) on investments	898,891	(16,887,808)	(6,890,970)	(18,637,443)	(12,033,803)	7,454,763	729,196	(346,763)

Reinvested capital gains	–	10,842,772	4,369,559	23,765,705	12,722,927	15,101,664	13,993,209	1,026,221

Net increase (decrease) in contract owners’ equity resulting from operations	$623,552	(6,294,495)	(2,749,548)	2,871,056	(820,982)	21,593,196	12,092,446	659,849

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS,

Continued Year Ended December 31, 2007

Investment activity:	NVITUSGro2	NVITUSGro3	NVITVKVal2	NVITMltSec	NBTAFasc	NBTAGro	NBTAGuard	NBTAInt
Reinvested dividends	$–	–	4,057,600	2,419,761	–	–	44,509	4,798,116
Mortality and expense risk charges (note 2)	(349,562)	(82,972)	(4,790,568)	(866,846)	(99,651)	(1,952,495)	(232,939)	(3,904,768)

Net investment income (loss)	(349,562)	(82,972)	(732,968)	1,552,915	(99,651)	(1,952,495)	(188,430)	893,348

Proceeds from mutual fund shares sold	4,324,229	3,335,445	36,958,546	7,893,545	2,081,050	28,741,727	5,340,433	20,829,906
Cost of mutual fund shares sold	(3,904,514)	(3,099,649)	(31,216,217)	(7,801,006)	(1,775,295)	(17,536,592)	(3,111,883)	(17,183,102)

Realized gain (loss) on investments	419,715	235,796	5,742,329	92,539	305,755	11,205,135	2,228,550	3,646,804
Change in unrealized gain (loss) on investments	3,756,289	1,033,629	(35,248,122)	121,056	(345,149)	18,662,353	(992,676)	(25,301,310)

Net gain (loss) on investments	4,176,004	1,269,425	(29,505,793)	213,595	(39,394)	29,867,488	1,235,874	(21,654,506)

Reinvested capital gains	–	–	14,670,431	2,979	47,921	–	–	16,952,840

Net increase (decrease) in contract owners’ equity resulting from operations	$3,826,442	1,186,453	(15,568,330)	1,769,489	(91,124)	27,914,993	1,047,444	(3,808,318)

Investment activity:	NBTAMCGrS	NBTAPart	NBTARegS	NBTSocRes	OppBal	OppCapApS	OppCapAp	OppBdFd
Reinvested dividends	$–	1,185,567	65,975	382,678	3,444,847	6,365	223,821	5,738,622
Mortality and expense risk charges (note 2)	(155,544)	(2,635,639)	(262,064)	(6,616,872)	(1,763,344)	(1,070,031)	(1,275,654)	(1,468,112)

Net investment income (loss)	(155,544)	(1,450,072)	(196,089)	(6,234,194)	1,681,503	(1,063,666)	(1,051,833)	4,270,510

Proceeds from mutual fund shares sold	2,387,979	41,491,768	8,629,261	13,627,923	24,531,197	8,364,909	23,407,697	20,193,414
Cost of mutual fund shares sold	(1,396,889)	(28,496,567)	(8,219,439)	(9,758,876)	(24,220,719)	(6,619,590)	(15,412,973)	(19,035,107)

Realized gain (loss) on investments	991,090	12,995,201	409,822	3,869,047	310,478	1,745,319	7,994,724	1,158,307
Change in unrealized gain (loss) on investments	884,746	(15,107,994)	(654,737)	14,801,627	(9,279,705)	6,879,777	4,577,013	(2,274,931)

Net gain (loss) on investments	1,875,836	(2,112,793)	(244,915)	18,670,674	(8,969,227)	8,625,096	12,571,737	(1,116,624)

Reinvested capital gains	–	18,552,371	427,951	1,439,364	10,773,436	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,292	14,989,506	(13,053)	13,875,844	3,485,712	7,561,430	11,519,904	3,153,886

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppGlSec3	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc4	OppHighInc	OppHighIncS
Reinvested dividends	$1,626,523	1,112,648	3,836,961	259,961	–	–	57,320	2,828,993
Mortality and expense risk charges (note 2)	(1,612,510)	(1,522,156)	(3,729,460)	(324,058)	(3,811)	(73,737)	(10,934)	(558,894)

Net investment income (loss)	14,013	(409,508)	107,501	(64,097)	(3,811)	(73,737)	46,386	2,270,099

Proceeds from mutual fund shares sold	18,834,335	7,255,096	64,014,581	2,882,749	699,545	6,335,296	1,359,427	26,151,165
Cost of mutual fund shares sold	(10,218,573)	(4,975,637)	(30,827,446)	(2,038,853)	(714,960)	(6,528,579)	(1,344,225)	(26,264,190)

Realized gain (loss) on investments	8,615,762	2,279,459	33,187,135	843,896	(15,415)	(193,283)	15,202	(113,025)
Change in unrealized gain (loss) on investments	(8,487,804)	(2,392,817)	(32,914,580)	(858,575)	(5,799)	(138,069)	(53,334)	(2,341,567)

Net gain (loss) on investments	127,958	(113,358)	272,555	(14,679)	(21,214)	(331,352)	(38,132)	(2,454,592)

Reinvested capital gains	5,921,773	4,840,272	13,947,556	1,087,160	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,063,744	4,317,406	14,327,612	1,008,384	(25,025)	(405,089)	8,254	(184,493)

Investment activity:	OppMStSCap	OppMStSCapS	OppMSt	OppMStS	OppMidCap	PioVSmCapV	PVTGroInc	PVTIntlEq
Reinvested dividends	$9,395	131,183	285,853	2,019,397	–	9,136	106,163	48,640
Mortality and expense risk charges (note 2)	(49,056)	(1,801,160)	(380,328)	(5,577,498)	(240,177)	(13,356)	(129,852)	(25,404)

Net investment income (loss)	(39,661)	(1,669,977)	(94,475)	(3,558,101)	(240,177)	(4,220)	(23,689)	23,236

Proceeds from mutual fund shares sold	991,705	7,914,261	6,510,421	33,852,416	4,384,551	152,148	1,558,117	376,219
Cost of mutual fund shares sold	(875,792)	(5,591,499)	(4,319,552)	(25,562,790)	(3,211,996)	(164,119)	(1,361,825)	(251,056)

Realized gain (loss) on investments	115,913	2,322,762	2,190,869	8,289,626	1,172,555	(11,971)	196,292	125,163
Change in unrealized gain (loss) on investments	(399,329)	(9,482,308)	(1,174,857)	(3,241,859)	7,421	(385,889)	(1,946,049)	(244,489)

Net gain (loss) on investments	(283,416)	(7,159,546)	1,016,012	5,047,767	1,179,976	(397,860)	(1,749,757)	(119,326)

Reinvested capital gains	100,187	2,837,156	–	–	–	299,112	1,219,908	210,562

Net increase (decrease) in contract owners’ equity resulting from operations	$(222,890)	(5,992,367)	921,537	1,489,666	939,799	(102,968)	(553,538)	114,472

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	PVTVoygr	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBdR1	VEWrldBd	VEWrldEMktR1
Reinvested dividends	$–	112,717	1,084,430	634,589	425,983	464,606	1,329,446	119,514
Mortality and expense risk charges (note 2)	(42,282)	(1,681,735)	(1,108,196)	(256,202)	(1,044,100)	(110,706)	(271,144)	(414,653)

Net investment income (loss)	(42,282)	(1,569,018)	(23,766)	378,387	(618,117)	353,900	1,058,302	(295,139)

Proceeds from mutual fund shares sold	950,174	4,715,077	8,746,208	1,521,806	16,200,502	2,415,388	4,693,351	12,182,108
Cost of mutual fund shares sold	(777,345)	(3,661,497)	(7,697,479)	(1,520,951)	(21,135,423)	(2,611,071)	(5,150,352)	(8,823,753)

Realized gain (loss) on investments	172,829	1,053,580	1,048,729	855	(4,934,921)	(195,683)	(457,001)	3,358,355
Change in unrealized gain (loss) on investments	(42,275)	9,175,145	(5,255,297)	241,676	10,518,224	502,780	957,901	1,029,821

Net gain (loss) on investments	130,554	10,228,725	(4,206,568)	242,531	5,583,303	307,097	500,900	4,388,176

Reinvested capital gains	–	–	4,427,360	–	–	–	–	4,720,791

Net increase (decrease) in contract owners’ equity resulting from operations	$88,272	8,659,707	197,026	620,918	4,965,186	660,997	1,559,202	8,813,828

Investment activity:	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUEmMkt2	VKUUSRE
Reinvested dividends	$199,109	43,827	65,608	99,667	7,194,191	601,069	160,978	2,002,276
Mortality and expense risk charges (note 2)	(585,420)	(524,201)	(704,291)	(34,651)	(3,591,255)	(110,456)	(32,681)	(2,480,286)

Net investment income (loss)	(386,311)	(480,374)	(638,683)	65,016	3,602,936	490,613	128,297	(478,010)

Proceeds from mutual fund shares sold	11,896,732	12,549,276	10,016,352	838,181	902,376	2,941,743	566,251	72,774,266
Cost of mutual fund shares sold	(5,593,772)	(8,613,606)	(3,829,605)	(820,802)	(944,472)	(3,051,957)	(605,635)	(33,838,215)

Realized gain (loss) on investments	6,302,960	3,935,670	6,186,747	17,379	(42,096)	(110,214)	(39,384)	38,936,051
Change in unrealized gain (loss) on investments	(536,696)	5,938,356	7,046,890	24,449	3,634,710	(238,725)	(55,822)	(83,713,845)

Net gain (loss) on investments	5,766,264	9,874,026	13,233,637	41,828	3,592,614	(348,939)	(95,206)	(44,777,794)

Reinvested capital gains	7,864,824	4,275,584	6,400,431	–	–	256,821	69,222	15,636,180

Net increase (decrease) in contract owners’ equity resulting from operations	$13,244,777	13,669,236	18,995,385	106,844	7,195,550	398,495	102,313	(29,619,624)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE2	VicDivrStk	WFVDisc	WFVLgCoGro	WFVMMrkt	WFVOpp	WFVSmMdCV	WFTotRetBd
Reinvested dividends	$1,034,007	6,672	–	–	796	1,938,298	–	1,027
Mortality and expense risk charges (note 2)	(1,693,524)	(14,540)	(955,911)	(2,929)	(261)	(4,330,503)	(1)	(259)

Net investment income (loss)	(659,517)	(7,868)	(955,911)	(2,929)	535	(2,392,205)	(1)	768

Proceeds from mutual fund shares sold	32,835,996	29,654	13,564,238	10,870	880,757	66,169,840	11	264
Cost of mutual fund shares sold	(20,338,549)	(22,827)	(7,989,948)	(9,724)	(880,757)	(58,411,237)	(10)	(265)

Realized gain (loss) on investments	12,497,447	6,827	5,574,290	1,146	–	7,758,603	1	(1)
Change in unrealized gain (loss) on investments	(41,769,776)	189	8,715,338	8,869	–	(32,879,682)	9	325

Net gain (loss) on investments	(29,272,329)	7,016	14,289,628	10,015	–	(25,121,079)	10	324

Reinvested capital gains	9,597,092	82,411	–	–	–	45,422,273	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,334,754)	81,559	13,333,717	7,086	535	17,908,989	9	1,092

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$77,413,198	54,164,827	(693,037)	(746,485)	(270,276)	(215,687)	(429,544)	(311,518)
Realized gain (loss) on investments	485,395,129	246,773,710	1,490,822	1,399,133	510,756	209,943	4,782,696	1,017,441
Change in unrealized gain (loss) on investments	(217,917,170)	953,363,338	(3,913,690)	2,478,940	1,229,188	556,447	(4,096,869)	1,347,726
Reinvested capital gains	884,447,637	491,388,560	3,025,887	2,207,948	–	–	1,987,004	363,534

Net increase (decrease) in contract owners’ equity resulting from operations	1,229,338,794	1,745,690,435	(90,018)	5,339,536	1,469,668	550,703	2,243,287	2,417,183

Equity transactions:
Purchase payments received from contract owners (note 3)	5,383,787,102	4,413,387,374	5,491,976	6,289,141	1,949,580	2,473,729	5,068,365	3,496,551
Transfers between funds	–	–	(4,067,516)	(4,893,399)	976,741	555,533	1,128,624	498,823
Redemptions (note 3)	(2,290,276,483)	(2,209,952,262)	(3,384,442)	(3,079,310)	(1,139,095)	(745,118)	(2,375,924)	(1,288,377)
Annuity benefits	(2,273,176)	(1,824,897)	(9)	–	(500)	(212)	–	–
Annual contract maintenance charges (note 2)	(10,969,296)	(4,915,442)	(6,533)	(6,764)	(2,182)	(2,005)	(3,316)	(2,569)
Contingent deferred sales charges (note 2)	(14,863,496)	(11,554,857)	(59,115)	(51,190)	(19,187)	(9,627)	(50,013)	(24,805)
Adjustments to maintain reserves	(199,934)	(274,883)	(1,230)	(3,443)	(375)	(1,218)	(1,071)	1,419

Net equity transactions	3,065,204,717	2,184,865,033	(2,026,869)	(1,744,965)	1,764,982	2,271,082	3,766,665	2,681,042

Net change in contract owners’ equity	4,294,543,511	3,930,555,468	(2,116,887)	3,594,571	3,234,650	2,821,785	6,009,952	5,098,225
Contract owners’ equity beginning of period	17,880,717,436	13,950,161,968	52,769,013	49,174,442	14,404,864	11,583,079	20,992,339	15,894,114

Contract owners’ equity end of period	$22,175,260,947	17,880,717,436	50,652,126	52,769,013	17,639,514	14,404,864	27,002,291	20,992,339

CHANGES IN UNITS:
Beginning units	932,018,159	717,359,381	3,021,464	3,126,816	936,992	783,186	1,088,041	938,234

Units purchased	753,989,495	657,395,428	531,430	701,873	340,425	381,805	1,170,724	557,111
Units redeemed	(469,063,950)	(442,736,650)	(649,993)	(807,225)	(232,679)	(227,999)	(969,863)	(407,304)

Ending units	1,216,943,704	932,018,159	2,902,901	3,021,464	1,044,738	936,992	1,288,902	1,088,041

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlgerBal		AlgMidCapGr		AlVGrIncB		AlVSmMdCpB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,614)	(495)	(7,633)	(5,470)	(79,178)	(88,491)	(77,905)	(116,193)
Realized gain (loss) on investments	21,314	20,853	(11,115)	(3,123)	1,197,419	739,343	475,856	396,628
Change in unrealized gain (loss) on investments	6,981	(26,228)	113,309	(39,360)	(1,435,206)	1,302,616	(954,005)	113,486
Reinvested capital gains	8,320	11,605	84,212	75,353	1,069,949	1,157,952	616,957	588,034

Net increase (decrease) in contract owners’ equity resulting from operations	34,001	5,735	178,773	27,400	752,984	3,111,420	60,903	981,955

Equity transactions:
Purchase payments received from contract owners (note 3)	39,613	24,272	99,026	37,967	253,983	195,594	108,605	151,561
Transfers between funds	8,464	(233,241)	75,806	161,711	(2,649,285)	(1,087,624)	(361,374)	(368,477)
Redemptions (note 3)	(370)	(368)	(3,270)	(32,028)	(1,640,339)	(1,346,415)	(724,985)	(423,626)
Annuity benefits	–	–	–	–	–	–	(1,551)	(1,354)
Annual contract maintenance charges (note 2)	(5)	–	(7)	–	(1,614)	(1,916)	(456)	(527)
Contingent deferred sales charges (note 2)	–	–	–	–	(23,593)	(24,716)	(13,376)	(7,613)
Adjustments to maintain reserves	33	(24)	(34)	(2)	(2,679)	(1,171)	388	(224)

Net equity transactions	47,735	(209,361)	171,521	167,648	(4,063,527)	(2,266,248)	(992,749)	(650,260)

Net change in contract owners’ equity	81,736	(203,626)	350,294	195,048	(3,310,543)	845,172	(931,846)	331,695
Contract owners’ equity beginning of period	235,534	439,160	608,077	413,029	23,041,761	22,196,589	8,748,646	8,416,951

Contract owners’ equity end of period	$317,270	235,534	958,371	608,077	19,731,218	23,041,761	7,816,800	8,748,646

CHANGES IN UNITS:
Beginning units	19,445	37,454	42,969	31,739	1,318,088	1,458,592	436,802	472,597

Units purchased	27,487	4,020	43,504	32,400	50,237	106,981	100,417	64,831
Units redeemed	(23,789)	(22,029)	(34,313)	(21,170)	(272,855)	(247,485)	(142,244)	(100,626)

Ending units	23,143	19,445	52,160	42,969	1,095,470	1,318,088	394,975	436,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$618,549	597,048	(1,909,097)	(1,710,155)	212,814	232,743	19,738	13,647
Realized gain (loss) on investments	(142,185)	23,782	7,091,532	2,947,097	3,063,481	3,166,582	769,609	591,691
Change in unrealized gain (loss) on investments	(1,703,985)	111,956	46,411,032	17,019,309	(3,535,813)	2,361,536	(980,678)	1,397,687
Reinvested capital gains	3,985,043	5,880,493	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,757,422	6,613,279	51,593,467	18,256,251	(259,518)	5,760,861	(191,331)	2,003,025

Equity transactions:
Purchase payments received from contract owners (note 3)	2,152,150	2,522,058	2,646,596	3,248,814	1,956,626	2,199,780	205,377	326,194
Transfers between funds	(2,940,683)	(3,000,910)	4,758,532	(4,603,628)	(1,863,837)	(2,375,957)	(1,574,342)	(833,369)
Redemptions (note 3)	(14,550,008)	(19,096,414)	(23,520,062)	(21,227,180)	(7,643,389)	(8,605,238)	(995,324)	(1,286,325)
Annuity benefits	(5,950)	(7,328)	(31,162)	(25,367)	(12,628)	(9,600)	–	–
Annual contract maintenance charges (note 2)	(35,461)	(42,906)	(79,717)	(85,270)	(18,907)	(22,498)	(1,439)	(1,605)
Contingent deferred sales charges (note 2)	(23,998)	(39,214)	(44,600)	(47,747)	(25,724)	(30,863)	(10,420)	(19,683)
Adjustments to maintain reserves	(3,911)	(439)	275	(4,498)	(519)	(8,800)	(383)	(768)

Net equity transactions	(15,407,861)	(19,665,153)	(16,270,138)	(22,744,876)	(7,608,378)	(8,853,176)	(2,376,531)	(1,815,556)

Net change in contract owners’ equity	(12,650,439)	(13,051,874)	35,323,329	(4,488,625)	(7,867,896)	(3,092,315)	(2,567,862)	187,469
Contract owners’ equity beginning of period	81,427,899	94,479,773	124,838,316	129,326,941	39,943,063	43,035,378	14,784,058	14,596,589

Contract owners’ equity end of period	$68,777,460	81,427,899	160,161,645	124,838,316	32,075,167	39,943,063	12,216,196	14,784,058

CHANGES IN UNITS:
Beginning units	3,544,356	4,467,709	3,982,752	4,837,975	2,937,946	3,657,933	861,606	974,803

Units purchased	164,132	213,446	518,243	494,523	294,916	433,404	70,272	107,353
Units redeemed	(823,407)	(1,136,799)	(970,156)	(1,349,746)	(841,440)	(1,153,391)	(204,204)	(220,550)

Ending units	2,885,081	3,544,356	3,530,839	3,982,752	2,391,422	2,937,946	727,674	861,606

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInflPro2		ACVPInt		ACVPInt2		ACVPInt3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,182,688	1,423,798	(401,954)	227,656	(32,076)	451	(218,644)	90,873
Realized gain (loss) on investments	(141,095)	(573,199)	6,609,226	5,136,203	148,910	105,516	3,501,478	2,327,257
Change in unrealized gain (loss) on investments	3,465,401	(841,927)	3,452,959	8,412,645	398,558	549,318	1,851,629	4,009,260
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,506,994	8,672	9,660,231	13,776,504	515,392	655,285	5,134,463	6,427,390

Equity transactions:
Purchase payments received from contract owners (note 3)	7,128,502	10,189,052	624	8,853	72	–	2,506,015	3,046,342
Transfers between funds	244,494	(7,261,227)	(3,568,605)	(3,141,047)	(131,906)	(144,615)	(19,795)	16,826
Redemptions (note 3)	(7,731,076)	(7,599,225)	(11,335,017)	(12,029,665)	(191,148)	(203,184)	(6,281,026)	(5,560,399)
Annuity benefits	(3,423)	(2,944)	(18,494)	(17,676)	–	–	(4,649)	(3,926)
Annual contract maintenance charges (note 2)	(9,157)	(9,686)	(25,454)	(28,749)	(440)	(489)	(11,550)	(12,020)
Contingent deferred sales charges (note 2)	(57,153)	(76,630)	(12,760)	(16,433)	(2,132)	(4,475)	(28,407)	(25,360)
Adjustments to maintain reserves	(2,868)	7,433	1,448	971	(46)	(304)	(128)	(24)

Net equity transactions	(430,681)	(4,753,227)	(14,958,258)	(15,223,746)	(325,600)	(353,067)	(3,839,540)	(2,538,561)

Net change in contract owners’ equity	5,076,313	(4,744,555)	(5,298,027)	(1,447,242)	189,792	302,218	1,294,923	3,888,829
Contract owners’ equity beginning of period	74,566,537	79,311,092	65,516,699	66,963,941	3,361,447	3,059,229	32,796,420	28,907,591

Contract owners’ equity end of period	$79,642,850	74,566,537	60,218,672	65,516,699	3,551,239	3,361,447	34,091,343	32,796,420

CHANGES IN UNITS:
Beginning units	6,878,406	7,317,685	2,905,577	3,664,642	167,745	187,627	2,121,586	2,307,236

Units purchased	2,483,250	2,292,295	–	183	4	–	391,938	501,282
Units redeemed	(2,541,014)	(2,731,574)	(612,790)	(759,248)	(15,198)	(19,882)	(620,411)	(686,932)

Ending units	6,820,642	6,878,406	2,292,787	2,905,577	152,551	167,745	1,893,113	2,121,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt4		ACVPMdCpV		ACVPMdCpV2		ACVPUltra
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(145,512)	(5,055)	(45,770)	8,545	(324,984)	(72,071)	(55,577)	(73,258)
Realized gain (loss) on investments	951,213	634,376	183,929	2,943	1,165,306	117,467	123,513	239,854
Change in unrealized gain (loss) on investments	1,026,391	1,506,142	(576,330)	110,033	(2,761,280)	1,200,817	665,830	(474,553)
Reinvested capital gains	–	–	58,875	82,755	233,279	474,403	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,832,092	2,135,463	(379,296)	204,276	(1,687,679)	1,720,616	733,766	(307,957)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,747,769	227,401	571,041	157,220	10,184,886	5,168,009	268,221	388,617
Transfers between funds	4,306,639	(6,932)	2,990,853	3,069,196	4,254,320	4,746,349	145,297	(2,056,448)
Redemptions (note 3)	(992,288)	(576,656)	(673,127)	(119,273)	(1,491,203)	(436,420)	(927,937)	(1,258,550)
Annuity benefits	–	–	(413)	–	(14)	–	–	–
Annual contract maintenance charges (note 2)	(1,279)	(1,289)	(1,988)	(247)	(2,369)	(606)	(2,191)	(2,721)
Contingent deferred sales charges (note 2)	(8,646)	(10,055)	(1,871)	(504)	(20,016)	(7,963)	(5,782)	(3,391)
Adjustments to maintain reserves	(312)	(431)	(890)	(7)	(726)	(781)	(84)	(102)

Net equity transactions	6,051,883	(367,962)	2,883,605	3,106,385	12,924,878	9,468,588	(522,476)	(2,932,595)

Net change in contract owners’ equity	7,883,975	1,767,501	2,504,309	3,310,661	11,237,199	11,189,204	211,290	(3,240,552)
Contract owners’ equity beginning of period	11,421,722	9,654,221	3,310,661	–	16,593,330	5,404,126	4,369,846	7,610,398

Contract owners’ equity end of period	$19,305,697	11,421,722	5,814,970	3,310,661	27,830,529	16,593,330	4,581,136	4,369,846

CHANGES IN UNITS:
Beginning units	741,894	771,337	299,448	–	1,253,439	483,218	423,522	704,273

Units purchased	573,628	151,973	635,105	403,874	2,001,407	1,011,427	108,285	181,986
Units redeemed	(234,270)	(181,416)	(389,985)	(104,426)	(1,063,840)	(241,206)	(159,985)	(462,737)

Ending units	1,081,252	741,894	544,568	299,448	2,191,006	1,253,439	371,822	423,522

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(266,453)	(257,769)	469,525	116,819	(176,377)	(359,987)	(75,605)	(688)
Realized gain (loss) on investments	330,099	69,554	9,598,435	3,712,320	360,924	440,920	477,054	(3,480)
Change in unrealized gain (loss) on investments	2,660,033	(616,341)	(29,809,947)	6,275,683	(16,245,949)	6,575,521	987,151	7,144
Reinvested capital gains	–	–	12,263,481	13,065,386	8,796,015	6,618,448	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,723,679	(804,556)	(7,478,506)	23,170,208	(7,265,387)	13,274,902	1,388,600	2,976

Equity transactions:
Purchase payments received from contract owners (note 3)	592,859	1,880,321	6,043,313	6,535,511	19,940,784	15,603,993	285,619	2,630
Transfers between funds	(313,951)	(759,604)	(13,596,891)	(444,700)	(10,105,311)	6,033,429	11,726,422	145,053
Redemptions (note 3)	(991,683)	(812,729)	(25,715,312)	(29,918,655)	(6,503,115)	(3,773,312)	(1,027,911)	(219)
Annuity benefits	–	–	(42,121)	(43,045)	(7,593)	(393)	–	–
Annual contract maintenance charges (note 2)	(2,156)	(2,376)	(51,366)	(58,031)	(12,631)	(11,347)	(1,326)	(26)
Contingent deferred sales charges (note 2)	(20,329)	(15,586)	(62,941)	(87,376)	(121,106)	(82,100)	(2,245)	–
Adjustments to maintain reserves	(763)	(1,612)	8,322	(2,151)	(1,741)	(4,508)	(66)	(11)

Net equity transactions	(736,023)	288,414	(33,416,996)	(24,018,447)	3,189,287	17,765,762	10,980,493	147,427

Net change in contract owners’ equity	1,987,656	(516,142)	(40,895,502)	(848,239)	(4,076,100)	31,040,664	12,369,093	150,403
Contract owners’ equity beginning of period	15,069,024	15,585,166	153,548,576	154,396,815	104,059,520	73,018,856	150,403	–

Contract owners’ equity end of period	$17,056,680	15,069,024	112,653,074	153,548,576	99,983,420	104,059,520	12,519,496	150,403

CHANGES IN UNITS:
Beginning units	1,132,582	1,111,532	6,165,160	7,260,905	5,699,037	4,664,738	15,762	–

Units purchased	180,174	269,885	693,676	1,090,565	1,890,605	2,241,828	1,521,816	19,799
Units redeemed	(233,129)	(248,835)	(2,027,356)	(2,186,310)	(1,708,066)	(1,207,529)	(586,217)	(4,037)

Ending units	1,079,627	1,132,582	4,831,480	6,165,160	5,881,576	5,699,037	951,361	15,762

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVista2		AFGrowth		AFHiInc		AFUSGvt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(275,300)	(43,427)	(66,475)	(74,756)	137,895	58,808	93,791	50,733
Realized gain (loss) on investments	933,269	54,990	(100,047)	(210,329)	34,710	17,543	(9,996)	(25,336)
Change in unrealized gain (loss) on investments	3,233,694	4,637	902,392	1,806,605	(139,329)	65,471	(1,552)	17,159
Reinvested capital gains	–	6,260	1,271,561	115,257	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,891,663	22,460	2,007,431	1,636,777	33,276	141,822	82,243	42,556

Equity transactions:
Purchase payments received from contract owners (note 3)	6,978,160	1,235,762	116,923	490,672	13,231	13,027	2,744	15,196
Transfers between funds	26,192,187	554,056	(638,499)	(703,803)	117,519	(218,208)	(38,480)	(84,848)
Redemptions (note 3)	(1,996,213)	(78,736)	(2,726,132)	(4,205,848)	(155,659)	(394,355)	(347,846)	(636,902)
Annuity benefits	–	–	(786)	(717)	(8,268)	(7,885)	(5,171)	(5,147)
Annual contract maintenance charges (note 2)	(628)	(131)	(5,928)	(6,602)	(644)	(829)	(1,016)	(1,329)
Contingent deferred sales charges (note 2)	(64,323)	(1,839)	(5,694)	(691)	(144)	(128)	(36)	(279)
Adjustments to maintain reserves	(326)	(424)	402	578	647	572	50	159

Net equity transactions	31,108,857	1,708,688	(3,259,714)	(4,426,411)	(33,318)	(607,806)	(389,755)	(713,150)

Net change in contract owners’ equity	35,000,520	1,731,148	(1,252,283)	(2,789,634)	(42)	(465,984)	(307,512)	(670,594)
Contract owners’ equity beginning of period	2,936,912	1,205,764	18,838,516	21,628,150	1,457,146	1,923,130	1,762,757	2,433,351

Contract owners’ equity end of period	$37,937,432	2,936,912	17,586,233	18,838,516	1,457,104	1,457,146	1,455,245	1,762,757

CHANGES IN UNITS:
Beginning units	242,388	106,490	243,531	304,890	35,506	51,290	62,699	88,729

Units purchased	2,821,443	279,170	1,475	9,630	54,582	26,006	1,843	611
Units redeemed	(772,363)	(143,272)	(40,507)	(70,989)	(54,502)	(41,790)	(15,327)	(26,641)

Ending units	2,291,468	242,388	204,499	243,531	35,586	35,506	49,215	62,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ChScMM		CSTGlobSmCp		CSTIntFoc		CSTSmCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$697,675	464,733	(52,984)	(63,791)	(135,165)	(154,614)	(991,391)	(1,219,347)
Realized gain (loss) on investments	–	–	436,074	417,379	3,944,993	3,209,549	5,787,037	2,633,003
Change in unrealized gain (loss) on investments	–	–	(529,304)	161,847	1,913,594	3,651,076	(5,736,186)	1,806,461
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	697,675	464,733	(146,214)	515,435	5,723,422	6,706,011	(940,540)	3,220,117

Equity transactions:
Purchase payments received from contract owners (note 3)	16,682,708	21,665,779	(14)	42	(223)	6,316	2,238,058	3,044,696
Transfers between funds	(11,848,998)	(12,799,203)	(316,739)	(314,543)	(1,511,923)	(1,655,063)	(5,447,253)	(5,318,207)
Redemptions (note 3)	(750,909)	(3,158,562)	(720,027)	(991,334)	(7,100,252)	(7,549,991)	(13,676,975)	(18,430,628)
Annuity benefits	(31,426)	(10,451)	(1,477)	(4,650)	(11,624)	(11,221)	(5,787)	(8,930)
Annual contract maintenance charges (note 2)	(869)	(951)	(2,496)	(3,114)	(15,210)	(17,472)	(36,099)	(46,960)
Contingent deferred sales charges (note 2)	–	–	(1,117)	(1,508)	(7,133)	(9,691)	(33,382)	(49,641)
Adjustments to maintain reserves	424	16,408	22	(329)	327	464	(474)	(1,346)

Net equity transactions	4,050,930	5,713,020	(1,041,848)	(1,315,436)	(8,646,038)	(9,236,658)	(16,961,912)	(20,811,016)

Net change in contract owners’ equity	4,748,605	6,177,753	(1,188,062)	(800,001)	(2,922,616)	(2,530,647)	(17,902,452)	(17,590,899)
Contract owners’ equity beginning of period	17,478,864	11,301,111	4,374,746	5,174,747	41,297,047	43,827,694	80,853,231	98,444,130

Contract owners’ equity end of period	$22,227,469	17,478,864	3,186,684	4,374,746	38,374,431	41,297,047	62,950,779	80,853,231

CHANGES IN UNITS:
Beginning units	1,650,023	1,114,003	285,608	377,164	2,629,775	3,268,498	4,550,318	5,728,799

Units purchased	2,170,101	2,558,854	2	–	–	423	193,707	458,167
Units redeemed	(1,790,031)	(2,022,834)	(65,997)	(91,556)	(506,207)	(639,146)	(1,124,156)	(1,636,648)

Ending units	2,030,093	1,650,023	219,613	285,608	2,123,568	2,629,775	3,619,869	4,550,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryIPSmCap		DryStkIx		DryStklxS		DryVApp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(568,150)	(549,194)	1,702,520	1,606,830	(65,459)	(74,127)	118,620	136,093
Realized gain (loss) on investments	2,455,166	3,827,246	24,784,603	20,092,935	2,593,161	1,451,341	3,243,400	2,936,910
Change in unrealized gain (loss) on investments	(5,013,759)	1,685,485	(5,280,793)	50,562,262	1,445,442	11,911,645	(764,379)	3,854,109
Reinvested capital gains	2,189,792	1,276,198	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(936,951)	6,239,735	21,206,330	72,262,027	3,973,144	13,288,859	2,597,641	6,927,112

Equity transactions:
Purchase payments received from contract owners (note 3)	7,624,894	8,272,138	16,656,824	19,372,702	16,504,464	16,755,473	1,712,433	2,360,452
Transfers between funds	(4,262,537)	(6,199,085)	(25,968,939)	(23,877,325)	(4,769,132)	2,287,580	(2,887,234)	(2,804,650)
Redemptions (note 3)	(6,166,157)	(7,890,338)	(94,651,744)	(109,927,277)	(8,194,832)	(7,797,438)	(7,576,992)	(10,657,509)
Annuity benefits	(6,099)	(3,560)	(185,413)	(174,537)	(9,717)	(4,397)	(5,312)	(4,875)
Annual contract maintenance charges (note 2)	(12,508)	(14,363)	(254,516)	(300,249)	(16,579)	(16,191)	(22,507)	(26,913)
Contingent deferred sales charges (note 2)	(53,959)	(52,443)	(194,471)	(292,232)	(142,539)	(133,553)	(22,983)	(23,100)
Adjustments to maintain reserves	(696)	(2,113)	(6,384)	10,551	(874)	(4,949)	813	939

Net equity transactions	(2,877,062)	(5,889,764)	(104,604,643)	(115,188,367)	3,370,791	11,086,525	(8,801,782)	(11,155,656)

Net change in contract owners’ equity	(3,814,013)	349,971	(83,398,313)	(42,926,340)	7,343,935	24,375,384	(6,204,141)	(4,228,544)
Contract owners’ equity beginning of period	53,149,444	52,799,473	548,696,155	591,622,495	117,585,766	93,210,382	49,181,175	53,409,719

Contract owners’ equity end of period	$49,335,431	53,149,444	465,297,842	548,696,155	124,929,701	117,585,766	42,977,034	49,181,175

CHANGES IN UNITS:
Beginning units	3,003,653	3,454,461	17,471,027	21,479,216	7,034,417	6,341,787	3,227,567	4,029,605

Units purchased	686,685	1,539,527	993,906	1,287,052	1,528,406	2,041,599	235,278	618,394
Units redeemed	(900,586)	(1,990,335)	(4,204,067)	(5,295,241)	(1,330,151)	(1,348,969)	(794,983)	(1,420,432)

Ending units	2,789,752	3,003,653	14,260,866	17,471,027	7,232,672	7,034,417	2,667,862	3,227,567

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVAppS		DryVDevLdS		DryVGroInc		FedAmLeadS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,687)	(41,861)	(35,119)	(63,522)	(190,325)	(189,296)	(7,777)	(7,154)
Realized gain (loss) on investments	1,230,059	869,026	(122,864)	93,233	1,218,489	444,848	(10,298)	61,742
Change in unrealized gain (loss) on investments	(25,241)	2,442,930	(767,321)	(374,221)	(350,037)	3,860,938	(463,936)	(34,090)
Reinvested capital gains	–	–	510,033	426,364	1,493,814	–	242,233	296,530

Net increase (decrease) in contract owners’ equity resulting from operations	1,171,131	3,270,095	(415,271)	81,854	2,171,941	4,116,490	(239,778)	317,028

Equity transactions:
Purchase payments received from contract owners (note 3)	1,670,025	1,768,997	51,666	95,792	1,253,719	1,474,060	55,265	53,333
Transfers between funds	(4,240,799)	(2,814,042)	(882,557)	(620,905)	(2,223,188)	(383,763)	(292,059)	(328,521)
Redemptions (note 3)	(1,336,835)	(1,349,934)	(505,113)	(419,188)	(6,123,237)	(7,083,559)	(135,357)	(162,074)
Annuity benefits	(12,231)	(11,248)	(147)	(169)	(253)	(230)	–	–
Annual contract maintenance charges (note 2)	(2,476)	(2,538)	(535)	(658)	(17,894)	(21,477)	(407)	(444)
Contingent deferred sales charges (note 2)	(30,536)	(24,467)	(9,329)	(3,995)	(11,539)	(26,474)	(2,799)	(4,226)
Adjustments to maintain reserves	(670)	(1,472)	(308)	(249)	(317)	(789)	1	(228)

Net equity transactions	(3,953,522)	(2,434,704)	(1,346,323)	(949,372)	(7,122,709)	(6,042,232)	(375,356)	(442,160)

Net change in contract owners’ equity	(2,782,391)	835,391	(1,761,594)	(867,518)	(4,950,768)	(1,925,742)	(615,134)	(125,132)
Contract owners’ equity beginning of period	24,972,202	24,136,811	4,376,634	5,244,152	34,273,085	36,198,827	2,411,405	2,536,537

Contract owners’ equity end of period	$22,189,811	24,972,202	2,615,040	4,376,634	29,322,317	34,273,085	1,796,271	2,411,405

CHANGES IN UNITS:
Beginning units	1,641,093	1,814,647	278,075	339,465	2,372,008	2,832,165	147,270	177,529

Units purchased	221,676	512,105	15,250	30,981	138,241	279,404	7,368	20,776
Units redeemed	(474,202)	(685,659)	(103,669)	(92,371)	(614,042)	(739,561)	(30,870)	(51,035)

Ending units	1,388,567	1,641,093	189,656	278,075	1,896,207	2,372,008	123,768	147,270

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedCapApS		FedMrkOp		FedQualBd		FedQualBdS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,938)	(31,596)	(21,841)	(21,749)	504,947	551,702	1,487,892	1,106,005
Realized gain (loss) on investments	169,112	75,376	(62,910)	5,911	(370,067)	(501,082)	(335,016)	(707,019)
Change in unrealized gain (loss) on investments	115,435	364,848	(80,754)	74,048	469,113	400,959	675,015	825,348
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	250,609	408,628	(165,505)	58,210	603,993	451,579	1,827,891	1,224,334

Equity transactions:
Purchase payments received from contract owners (note 3)	33,041	22,614	1,320,499	1,005,955	822,035	1,022,586	6,956,938	9,431,142
Transfers between funds	(186,697)	(137,729)	(1,064,658)	2,326,425	2,084,685	(1,988,008)	(14,262)	(3,233,391)
Redemptions (note 3)	(155,237)	(233,796)	(499,766)	(31,433)	(3,229,978)	(4,729,517)	(3,762,736)	(3,854,058)
Annuity benefits	–	–	–	–	(648)	(647)	–	–
Annual contract maintenance charges (note 2)	(342)	(357)	(197)	(54)	(6,537)	(7,661)	(4,764)	(4,852)
Contingent deferred sales charges (note 2)	(2,705)	(3,209)	(3,714)	(557)	(7,792)	(11,725)	(66,058)	(78,061)
Adjustments to maintain reserves	(116)	(321)	(161)	(103)	(127)	(106)	(925)	(3,119)

Net equity transactions	(312,056)	(352,798)	(247,997)	3,300,233	(338,362)	(5,715,078)	3,108,193	2,257,661

Net change in contract owners’ equity	(61,447)	55,830	(413,502)	3,358,443	265,631	(5,263,499)	4,936,084	3,481,995
Contract owners’ equity beginning of period	3,225,966	3,170,136	3,358,443	–	15,770,714	21,034,213	51,727,060	48,245,065

Contract owners’ equity end of period	$3,164,519	3,225,966	2,944,941	3,358,443	16,036,345	15,770,714	56,663,144	51,727,060

CHANGES IN UNITS:
Beginning units	212,094	236,710	326,855	–	1,361,037	1,866,157	4,875,943	4,648,453

Units purchased	18,628	6,787	387,050	366,224	646,485	362,765	1,423,771	1,865,087
Units redeemed	(37,778)	(31,403)	(418,243)	(39,369)	(677,154)	(867,885)	(1,131,492)	(1,637,597)

Ending units	192,944	212,094	295,662	326,855	1,330,368	1,361,037	5,168,222	4,875,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEI		FidVIPEIS2		FidVIPGr		FidVIPGrS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,995,154	18,404,206	92,924	2,072,966	(3,571,883)	(7,153,635)	(897,117)	(727,127)
Realized gain (loss) on investments	24,425,527	9,052,010	3,087,061	1,531,186	(42,957,388)	(81,884,784)	2,736,045	633,341
Change in unrealized gain (loss) on investments	(86,433,660)	20,075,536	(19,046,126)	2,639,359	209,381,825	129,552,902	11,949,939	2,502,135
Reinvested capital gains	66,552,673	110,981,405	14,939,748	18,091,877	613,327	–	57,287	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,539,694	158,513,157	(926,393)	24,335,388	163,465,881	40,514,483	13,846,154	2,408,349

Equity transactions:
Purchase payments received from contract owners (note 3)	19,300,641	21,879,732	27,141,443	25,521,020	19,860,403	24,963,949	7,302,047	7,260,623
Transfers between funds	(30,635,671)	(17,305,162)	(8,257,031)	3,053,950	(32,437,815)	(47,763,057)	23,190,504	(4,567,042)
Redemptions (note 3)	(147,869,726)	(172,040,803)	(11,613,840)	(8,325,807)	(127,274,990)	(145,018,682)	(6,086,121)	(2,917,588)
Annuity benefits	(260,951)	(227,831)	(264)	–	(301,610)	(259,966)	(265)	–
Annual contract maintenance charges (note 2)	(364,544)	(416,758)	(17,067)	(15,866)	(421,427)	(498,433)	(6,506)	(6,323)
Contingent deferred sales charges (note 2)	(219,204)	(317,394)	(189,295)	(164,807)	(251,043)	(401,089)	(135,571)	(72,275)
Adjustments to maintain reserves	11,568	7,779	(2,493)	(7,073)	(12,473)	543	(981)	(3,268)

Net equity transactions	(160,037,887)	(168,420,437)	7,061,453	20,061,417	(140,838,955)	(168,976,735)	24,263,107	(305,873)

Net change in contract owners’ equity	(152,498,193)	(9,907,280)	6,135,060	44,396,805	22,626,926	(128,462,252)	38,109,261	2,102,476
Contract owners’ equity beginning of period	942,629,411	952,536,691	170,040,794	125,643,989	724,519,458	852,981,710	51,229,656	49,127,180

Contract owners’ equity end of period	$790,131,218	942,629,411	176,175,854	170,040,794	747,146,384	724,519,458	89,338,917	51,229,656

CHANGES IN UNITS:
Beginning units	19,837,866	24,111,620	9,285,688	8,101,371	15,379,782	19,493,494	3,396,781	3,421,593

Units purchased	701,813	1,027,386	2,386,885	2,741,071	638,127	678,237	2,778,168	862,974
Units redeemed	(4,118,358)	(5,301,140)	(2,022,368)	(1,556,754)	(3,544,710)	(4,791,949)	(1,411,219)	(887,786)

Ending units	16,421,321	19,837,866	9,650,205	9,285,688	12,473,199	15,379,782	4,763,730	3,396,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHI		FidVIPHIR		FidVIPOv		FidVIPOvR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,731,888	9,465,727	919,612	–	3,036,963	(648,104)	1,481,116	(309,501)
Realized gain (loss) on investments	(1,014,187)	(443,070)	(163,737)	–	15,212,922	13,072,030	6,851,811	4,640,447
Change in unrealized gain (loss) on investments	(3,213,240)	5,569,841	(927,735)	–	(5,920,382)	10,741,269	(2,461,123)	5,518,302
Reinvested capital gains	–	–	–	–	10,719,798	1,013,550	4,937,611	414,035

Net increase (decrease) in contract owners’ equity resulting from operations	2,504,461	14,592,498	(171,860)	–	23,049,301	24,178,745	10,809,415	10,263,283

Equity transactions:
Purchase payments received from contract owners (note 3)	1,356,902	4,521,592	2,036,790	–	33,919	7	5,478,045	6,395,841
Transfers between funds	(32,864,736)	(118,617)	12,741,219	–	(4,929,862)	(4,701,773)	(562,141)	5,879,972
Redemptions (note 3)	(24,416,043)	(36,456,243)	(2,409,590)	–	(25,565,742)	(25,746,301)	(12,645,384)	(12,042,160)
Annuity benefits	(17,044)	(19,315)	–	–	(35,793)	(28,147)	(1,367)	(738)
Annual contract maintenance charges (note 2)	(53,063)	(67,256)	(1,820)	–	(76,516)	(85,695)	(23,507)	(23,373)
Contingent deferred sales charges (note 2)	(43,593)	(51,269)	(2,128)	–	(25,077)	(33,662)	(47,528)	(45,140)
Adjustments to maintain reserves	1,254	1,331	7,298	–	(8,103)	664	22,881	(6)

Net equity transactions	(56,036,323)	(32,189,777)	12,371,769	–	(30,607,174)	(30,594,907)	(7,779,001)	164,396

Net change in contract owners’ equity	(53,531,862)	(17,597,279)	12,199,909	–	(7,557,873)	(6,416,162)	3,030,414	10,427,679
Contract owners’ equity beginning of period	153,635,612	171,232,891	–	–	158,185,294	164,601,456	72,548,404	62,120,725

Contract owners’ equity end of period	$100,103,750	153,635,612	12,199,909	–	150,627,421	158,185,294	75,578,818	72,548,404

CHANGES IN UNITS:
Beginning units	7,076,863	8,818,397	–	–	5,556,872	6,764,235	4,321,249	4,309,892

Units purchased	499,761	2,339,615	2,989,379	–	–	44	863,243	1,433,704
Units redeemed	(3,155,839)	(4,081,149)	(1,744,781)	–	(997,227)	(1,207,407)	(1,299,277)	(1,422,347)

Ending units	4,420,785	7,076,863	1,244,598	–	4,559,645	5,556,872	3,885,215	4,321,249

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS2		FidVIPOvS2R		FidVIPAM		FidVIPCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$129,897	(60,539)	892,230	(369,574)	13,211,165	4,624,341	(3,214,011)	(481,401)
Realized gain (loss) on investments	482,769	281,698	3,107,671	2,014,907	(2,449,644)	(7,606,170)	31,808,380	21,263,770
Change in unrealized gain (loss) on investments	34,575	989,822	425,517	4,519,821	17,639,565	20,092,233	(93,687,021)	(7,707,936)
Reinvested capital gains	605,213	52,977	3,454,152	237,802	8,056,729	–	171,059,909	58,269,912

Net increase (decrease) in contract owners’ equity resulting from operations	1,252,454	1,263,958	7,879,570	6,402,956	36,457,815	17,110,404	105,967,257	71,344,345

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	12,104,049	13,822,947	6,023,184	7,814,961	21,316,246	25,013,934
Transfers between funds	(873,526)	(559,372)	7,490,542	(3,355,356)	(9,534,366)	(11,377,686)	(16,810,481)	5,473,624
Redemptions (note 3)	(397,450)	(449,762)	(4,835,717)	(2,421,383)	(46,666,315)	(55,833,580)	(124,597,427)	(131,623,210)
Annuity benefits	–	–	(8,406)	(7,100)	(56,534)	(51,995)	(129,623)	(115,077)
Annual contract maintenance charges (note 2)	(854)	(925)	(4,849)	(3,524)	(146,796)	(173,740)	(277,997)	(312,837)
Contingent deferred sales charges (note 2)	(3,020)	(4,078)	(88,045)	(34,031)	(58,951)	(113,316)	(238,305)	(309,135)
Adjustments to maintain reserves	(14)	(52)	(1,143)	(1,980)	3,565	1,879	3,590	1,128

Net equity transactions	(1,274,864)	(1,014,189)	14,656,431	7,999,573	(50,436,213)	(59,733,477)	(120,733,997)	(101,871,573)

Net change in contract owners’ equity	(22,410)	249,769	22,536,001	14,402,529	(13,978,398)	(42,623,073)	(14,766,740)	(30,527,228)
Contract owners’ equity beginning of period	8,723,911	8,474,142	48,995,399	34,592,870	287,059,446	329,682,519	722,138,821	752,666,049

Contract owners’ equity end of period	$8,701,501	8,723,911	71,531,400	48,995,399	273,081,048	287,059,446	707,372,081	722,138,821

CHANGES IN UNITS:
Beginning units	395,811	445,790	3,262,947	2,671,311	10,118,900	12,409,816	21,578,263	24,802,463

Units purchased	–	1,165	2,001,464	1,660,433	241,950	324,058	1,567,253	2,589,922
Units redeemed	(54,022)	(51,144)	(1,105,908)	(1,068,797)	(1,985,687)	(2,614,974)	(4,933,493)	(5,814,122)

Ending units	341,789	395,811	4,158,503	3,262,947	8,375,163	10,118,900	18,212,023	21,578,263

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2		FidVIPGrOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,017,896)	(1,649,625)	493,230	416,307	3,080,879	724,032	(413,842)	(183,121)
Realized gain (loss) on investments	8,826,918	8,441,657	(200,098)	(142,026)	(1,658)	(26,409)	2,373,422	2,128,249
Change in unrealized gain (loss) on investments	(51,712,817)	(5,489,005)	236,054	190,063	5,288,689	2,980,561	3,988,330	(922,416)
Reinvested capital gains	97,774,253	25,398,970	–	39,141	–	167,611	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	51,870,458	26,701,997	529,186	503,485	8,367,910	3,845,795	5,947,910	1,022,712

Equity transactions:
Purchase payments received from contract owners (note 3)	67,268,011	77,350,482	1,568,970	1,476,592	129,090,048	66,292,013	938,683	1,266,452
Transfers between funds	(13,029,550)	809,590	3,693,224	3,486,616	130,207,389	58,308,557	511,508	(3,198,145)
Redemptions (note 3)	(21,253,658)	(14,498,839)	(3,441,214)	(3,663,807)	(13,914,283)	(5,699,981)	(5,670,702)	(7,135,890)
Annuity benefits	(8,710)	(420)	(4,478)	(3,083)	(7,306)	(7,331)	(547)	(1,226)
Annual contract maintenance charges (note 2)	(34,466)	(26,848)	(5,677)	(4,912)	(289,833)	(7,055)	(17,715)	(20,566)
Contingent deferred sales charges (note 2)	(394,201)	(285,981)	(8,999)	(9,811)	(182,075)	(103,116)	(12,140)	(17,720)
Adjustments to maintain reserves	(4,781)	(14,569)	114	18,969	(3,732)	(8,322)	(248)	(339)

Net equity transactions	32,542,645	63,333,415	1,801,940	1,300,564	244,900,208	118,774,765	(4,251,161)	(9,107,434)

Net change in contract owners’ equity	84,413,103	90,035,412	2,331,126	1,804,049	253,268,118	122,620,560	1,696,749	(8,084,722)
Contract owners’ equity beginning of period	319,684,367	229,648,955	18,006,525	16,202,476	187,151,301	64,530,741	30,269,145	38,353,867

Contract owners’ equity end of period	$404,097,470	319,684,367	20,337,651	18,006,525	440,419,419	187,151,301	31,965,894	30,269,145

CHANGES IN UNITS:
Beginning units	16,826,492	13,262,039	1,663,367	1,541,808	17,350,200	6,089,737	2,712,499	3,577,040

Units purchased	5,959,072	8,264,099	780,274	808,985	25,764,127	13,047,730	299,340	301,373
Units redeemed	(4,344,864)	(4,699,646)	(616,158)	(687,426)	(3,126,295)	(1,787,267)	(656,256)	(1,165,914)

Ending units	18,440,700	16,826,492	1,827,483	1,663,367	39,988,032	17,350,200	2,355,583	2,712,499

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(110,208)	(44,302)	(2,392,348)	(2,566,165)	(84,586)	(115,769)	(280,001)	(305,821)
Realized gain (loss) on investments	220,132	(16,622)	7,782,216	8,543,730	193,171	(263,458)	191,427	(160,852)
Change in unrealized gain (loss) on investments	736,988	545,070	1,323,816	(8,102,421)	(1,040,611)	(371,115)	(1,569,302)	(395,437)
Reinvested capital gains	1,197,867	–	17,794,132	18,926,578	1,660,822	2,868,943	2,754,390	4,001,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,044,779	484,146	24,507,816	16,801,722	728,796	2,118,601	1,096,514	3,139,108

Equity transactions:
Purchase payments received from contract owners (note 3)	1,404,189	320,202	39,733,200	42,288,802	1,020,007	1,137,916	350,805	1,825,056
Transfers between funds	9,801,087	9,687,445	(6,889,505)	(10,815,359)	(203,694)	(3,202,406)	(1,457,584)	(1,220,359)
Redemptions (note 3)	(2,352,959)	(229,600)	(13,052,427)	(9,351,373)	(2,788,618)	(2,834,432)	(2,088,186)	(1,721,017)
Annuity benefits	(1,345)	–	(13,759)	(2,722)	(2,185)	(1,914)	–	–
Annual contract maintenance charges (note 2)	(5,295)	(966)	(18,182)	(15,093)	(6,146)	(6,742)	(3,124)	(3,004)
Contingent deferred sales charges (note 2)	(5,821)	(439)	(273,159)	(218,044)	(10,035)	(11,836)	(29,920)	(36,465)
Adjustments to maintain reserves	1,122	(15)	(3,858)	(11,275)	(62)	(5,168)	(692)	(1,617)

Net equity transactions	8,840,978	9,776,627	19,482,310	21,874,936	(1,990,733)	(4,924,582)	(3,228,701)	(1,157,406)

Net change in contract owners’ equity	10,885,757	10,260,773	43,990,126	38,676,658	(1,261,937)	(2,805,981)	(2,132,187)	1,981,702
Contract owners’ equity beginning of period	10,260,773	–	184,769,935	146,093,277	14,530,176	17,336,157	25,032,411	23,050,709

Contract owners’ equity end of period	$21,146,530	10,260,773	228,760,061	184,769,935	13,268,239	14,530,176	22,900,224	25,032,411

CHANGES IN UNITS:
Beginning units	1,041,179	–	8,219,016	7,193,078	959,780	1,313,761	1,184,531	1,244,308

Units purchased	1,436,561	1,173,976	3,375,566	4,253,259	493,569	444,222	233,355	191,017
Units redeemed	(597,079)	(132,797)	(2,626,427)	(3,227,321)	(612,301)	(798,203)	(372,836)	(250,794)

Ending units	1,880,661	1,041,179	8,968,155	8,219,016	841,048	959,780	1,045,050	1,184,531

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,085,512)	(273,490)	70,444	18,921	208,068	53,965	64,766	16,142
Realized gain (loss) on investments	677,253	1,392,824	144,814	1,058	808,691	105,979	70,701	(16)
Change in unrealized gain (loss) on investments	22,153,876	(5,147,619)	(146,708)	54,161	220,289	1,364,634	(29,909)	33,597
Reinvested capital gains	4,665,935	5,748,744	102,779	7,228	1,113,763	132,708	152,908	12,913

Net increase (decrease) in contract owners’ equity resulting from operations	26,411,552	1,720,459	171,329	81,368	2,350,811	1,657,286	258,466	62,636

Equity transactions:
Purchase payments received from contract owners (note 3)	18,747,996	19,333,249	267,883	53,889	8,174,884	3,508,899	902,302	117,432
Transfers between funds	35,298,613	12,151,848	3,393,807	1,631,481	5,603,004	17,564,881	3,646,238	1,281,628
Redemptions (note 3)	(6,729,964)	(2,795,907)	(371,701)	(55,061)	(1,810,389)	(411,608)	(292,758)	(2,756)
Annuity benefits	–	–	(7,620)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(8,600)	(3,389)	(1,030)	(152)	(2,141)	(879)	(1,791)	(127)
Contingent deferred sales charges (note 2)	(86,561)	(50,584)	(1,046)	–	(41,992)	(4,455)	(289)	–
Adjustments to maintain reserves	7,080	75,073	3,901	(10)	(937)	(2,474)	(52)	(3)

Net equity transactions	47,228,564	28,710,290	3,284,194	1,630,147	11,922,429	20,654,364	4,253,650	1,396,174

Net change in contract owners’ equity	73,640,116	30,430,749	3,455,523	1,711,515	14,273,240	22,311,650	4,512,116	1,458,810
Contract owners’ equity beginning of period	44,870,467	14,439,718	1,711,515	–	31,383,195	9,071,545	1,458,810	–

Contract owners’ equity end of period	$118,510,583	44,870,467	5,167,038	1,711,515	45,656,435	31,383,195	5,970,926	1,458,810

CHANGES IN UNITS:
Beginning units	2,923,524	1,080,443	162,866	–	2,744,382	851,649	138,522	–

Units purchased	4,130,822	3,534,762	506,460	170,279	1,686,206	1,987,701	491,287	138,818
Units redeemed	(1,641,174)	(1,691,681)	(218,993)	(7,413)	(682,368)	(94,968)	(108,299)	(296)

Ending units	5,413,172	2,923,524	450,333	162,866	3,748,220	2,744,382	521,510	138,522

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$361,556	(12,280)	42,417	7,138	53,768	(14,145)	–	(1,406)
Realized gain (loss) on investments	931,099	162,749	29,172	929	384,447	265,409	–	(49,274)
Change in unrealized gain (loss) on investments	226,850	2,332,455	(11,503)	21,790	131,830	718,333	–	8,918
Reinvested capital gains	1,988,265	343,017	114,826	6,719	707,001	138,477	–	44,085

Net increase (decrease) in contract owners’ equity resulting from operations	3,507,770	2,825,941	174,912	36,576	1,277,046	1,108,074	–	2,323

Equity transactions:
Purchase payments received from contract owners (note 3)	20,625,979	6,414,404	372,998	78,845	2,333,052	1,823,891	–	–
Transfers between funds	9,880,933	14,498,351	2,370,626	789,142	3,306,770	5,194,369	–	(605,749)
Redemptions (note 3)	(1,658,227)	(1,012,327)	(254,255)	(2,887)	(1,557,617)	(1,565,643)	–	(642)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,086)	(2,068)	(1,204)	(77)	(2,325)	(1,322)	–	–
Contingent deferred sales charges (note 2)	(47,115)	(31,028)	(408)	–	(12,709)	(11,599)	–	–
Adjustments to maintain reserves	(1,030)	(2,674)	(43)	4	(472)	(957)	–	1

Net equity transactions	28,795,454	19,864,658	2,487,714	865,027	4,066,699	5,438,739	–	(606,390)

Net change in contract owners’ equity	32,303,224	22,690,599	2,662,626	901,603	5,343,745	6,546,813	–	(604,067)
Contract owners’ equity beginning of period	38,598,876	15,908,277	901,603	–	13,545,883	6,999,070	–	604,067

Contract owners’ equity end of period	$70,902,100	38,598,876	3,564,229	901,603	18,889,628	13,545,883	–	–

CHANGES IN UNITS:
Beginning units	3,209,353	1,450,199	85,450	–	1,094,121	626,404	–	56,260

Units purchased	2,900,617	1,991,797	254,884	86,321	478,215	625,668	–	–
Units redeemed	(657,567)	(232,643)	(32,554)	(871)	(173,945)	(157,951)	–	(56,260)

Ending units	5,452,403	3,209,353	307,780	85,450	1,398,391	1,094,121	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FHCapAp		FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	(136)	142,302	(72,050)	50,631	(30,161)	591,786	(342,522)
Realized gain (loss) on investments	–	(2,807)	1,856,941	745,549	583,592	504,445	1,988,833	385,551
Change in unrealized gain (loss)on investments	–	(1,311)	4,448,163	3,369,698	267,413	1,435,417	13,541,621	14,668,916
Reinvested capital gains	–	8,971	2,542,511	–	497,111	–	8,774,230	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	4,717	8,989,917	4,043,197	1,398,747	1,909,701	24,896,470	14,711,945

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	14,153,137	11,395,876	(45)	–	92,115,792	46,897,487
Transfers between funds	–	(59,802)	10,471,829	5,212,910	(794,699)	(1,108,840)	41,279,493	32,203,191
Redemptions (note 3)	–	(27)	(2,862,236)	(868,339)	(691,964)	(787,906)	(9,135,075)	(3,466,788)
Annuity benefits	–	–	–	–	(492)	(432)	–	–
Annual contract maintenance charges (note 2)	–	–	(3,356)	(994)	(664)	(755)	(181,635)	(3,915)
Contingent deferred sales charges (note 2)	–	–	(29,483)	(14,087)	(10,506)	(4,751)	(119,663)	(54,749)
Adjustments to maintain reserves	–	2	(1,074)	(2,367)	(173)	(505)	(3,185)	(5,012)

Net equity transactions	–	(59,827)	21,728,817	15,722,999	(1,498,543)	(1,903,189)	123,955,727	75,570,214

Net change in contract owners’ equity	–	(55,110)	30,718,734	19,766,196	(99,796)	6,512	148,852,197	90,282,159
Contract owners’ equity beginning of period	–	55,110	27,220,949	7,454,753	11,034,047	11,027,535	129,480,230	39,198,071

Contract owners’ equity end of period	$–	–	57,939,683	27,220,949	10,934,251	11,034,047	278,332,427	129,480,230

CHANGES IN UNITS:
Beginning units	–	4,666	1,703,817	588,613	531,179	634,836	8,716,921	3,144,611

Units purchased	–	–	2,132,537	1,622,894	2	–	9,858,507	6,535,090
Units redeemed	–	(4,666)	(958,941)	(507,690)	(68,372)	(103,657)	(2,064,064)	(962,780)

Ending units	–	–	2,877,413	1,703,817	462,809	531,179	16,511,364	8,716,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPGlInc3		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSCapV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$414,754	134,891	1,755,877	(107,046)	908,977	(756,864)	(640,922)	(533,561)
Realized gain (loss) on investments	247,886	312,185	925,152	88,179	5,371,438	2,296,040	2,722,686	3,296,903
Change in unrealized gain (loss) on investments	2,350,963	886,867	(2,969,736)	2,808,718	(13,232,060)	16,597,747	(10,194,969)	3,272,356
Reinvested capital gains	–	–	602,382	16,379	1,911,675	688,343	5,066,896	1,831,202

Net increase (decrease) in contract owners’ equity resulting from operations	3,013,603	1,333,943	313,675	2,806,230	(5,039,970)	18,825,266	(3,046,309)	7,866,900

Equity transactions:
Purchase payments received from contract owners (note 3)	14,948,684	7,405,549	60,359,911	20,167,249	1,515,716	12,095,976	13,328,207	13,841,840
Transfers between funds	13,791,640	7,734,992	16,101,939	30,795,623	(13,460,323)	(3,208,068)	(4,905,520)	4,449,362
Redemptions (note 3)	(2,937,332)	(639,499)	(9,092,430)	(999,597)	(9,724,106)	(7,486,005)	(4,733,429)	(3,312,817)
Annuity benefits	(1,027)	–	(1,664)	–	–	–	(7,707)	–
Annual contract maintenance charges (note 2)	(2,501)	(609)	(7,056)	(810)	(11,823)	(12,553)	(7,032)	(5,132)
Contingent deferred sales charges (note 2)	(32,894)	(10,598)	(45,423)	(16,717)	(173,592)	(151,824)	(74,562)	(46,894)
Adjustments to maintain reserves	47	(787)	(2,108)	(682)	(2,577)	(7,745)	(1,304)	1,035

Net equity transactions	25,766,617	14,489,048	67,313,169	49,945,066	(21,856,705)	1,229,781	3,598,653	14,927,394

Net change in contract owners’ equity	28,780,220	15,822,991	67,626,844	52,751,296	(26,896,675)	20,055,047	552,344	22,794,294
Contract owners’ equity beginning of period	20,725,398	4,902,407	52,751,296	–	142,480,300	122,425,253	68,147,428	45,353,134

Contract owners’ equity end of period	$49,505,618	20,725,398	120,378,140	52,751,296	115,583,625	142,480,300	68,699,772	68,147,428

CHANGES IN UNITS:
Beginning units	1,905,578	501,187	4,753,427	–	8,485,936	8,398,809	3,184,805	2,432,175

Units purchased	3,029,384	2,001,149	8,902,568	5,160,531	432,490	1,572,082	1,214,966	1,804,349
Units redeemed	(775,745)	(596,758)	(3,042,906)	(407,104)	(1,727,284)	(1,484,955)	(1,063,244)	(1,051,719)

Ending units	4,159,217	1,905,578	10,613,089	4,753,427	7,191,142	8,485,936	3,336,527	3,184,805

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspBal		JAspForty		JAspGlTechS2		JAspGlTechS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$112,280	59,167	(557,024)	(432,479)	(51,839)	(66,294)	(38,698)	(59,567)
Realized gain (loss) on investments	667,846	372,140	3,764,608	3,908,136	339,669	279,686	191,855	74,610
Change in unrealized gain (loss) on investments	338,043	653,537	10,754,973	(839,430)	662,657	84,356	529,683	246,774
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,118,169	1,084,844	13,962,557	2,636,227	950,487	297,748	682,840	261,817

Equity transactions:
Purchase payments received from contract owners (note 3)	944,500	1,166,854	9,223,467	2,738,972	425,897	704,322	14,664	98
Transfers between funds	59,092	892,114	18,248,615	(2,597,043)	260,877	(371,140)	(210,318)	(635,708)
Redemptions (note 3)	(1,621,227)	(1,375,174)	(6,682,388)	(5,948,217)	(877,884)	(925,926)	(779,204)	(813,006)
Annuity benefits	–	–	–	(939)	–	–	(3,601)	(409)
Annual contract maintenance charges (note 2)	(1,103)	(1,177)	(16,647)	(17,134)	(2,838)	(3,300)	(2,894)	(3,499)
Contingent deferred sales charges (note 2)	(13,382)	(11,060)	(34,003)	(29,737)	(7,614)	(8,423)	(1,793)	(2,857)
Adjustments to maintain reserves	(329)	(705)	(748)	(744)	(105)	(99)	192	(75)

Net equity transactions	(632,449)	670,852	20,738,296	(5,854,842)	(201,667)	(604,566)	(982,954)	(1,455,456)

Net change in contract owners’ equity	485,720	1,755,696	34,700,853	(3,218,615)	748,820	(306,818)	(300,114)	(1,193,639)
Contract owners’ equity beginning of period	13,298,761	11,543,065	36,031,995	39,250,610	4,935,597	5,242,415	3,901,121	5,094,760

Contract owners’ equity end of period	$13,784,481	13,298,761	70,732,848	36,031,995	5,684,417	4,935,597	3,601,007	3,901,121

CHANGES IN UNITS:
Beginning units	946,961	889,457	3,715,916	4,486,139	411,359	465,574	957,855	1,331,430

Units purchased	162,416	249,466	2,704,592	766,280	126,431	138,033	11	8
Units redeemed	(200,481)	(191,962)	(1,657,019)	(1,536,503)	(143,493)	(192,248)	(224,092)	(373,583)

Ending units	908,896	946,961	4,763,489	3,715,916	394,297	411,359	733,774	957,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspRMgCore		JAspIntGroS2		JAspIntGroS		JPM2MdCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(34,949)	(63,523)	(1,624,324)	636,136	(156,708)	69,430	(73,909)	(165,678)
Realized gain (loss) on investments	1,291	(221,878)	17,415,838	2,932,889	2,057,006	1,494,254	1,183,682	1,619,404
Change in unrealized gain (loss) on investments	158,956	74,125	20,757,709	21,141,732	1,953,928	3,977,242	(1,501,526)	1,219,446
Reinvested capital gains	36,765	307,433	–	–	–	–	751,956	568,468

Net increase (decrease) in contract owners’ equity resulting from operations	162,063	96,157	36,549,223	24,710,757	3,854,226	5,540,926	360,203	3,241,640

Equity transactions:
Purchase payments received from contract owners (note 3)	1,107,810	95,827	47,534,341	19,674,122	680	13	506	554,312
Transfers between funds	804,100	1,207,980	12,721,092	69,068,624	(699,357)	(1,320,715)	(2,912,693)	(9,239,451)
Redemptions (note 3)	(436,812)	(205,058)	(15,310,850)	(7,517,205)	(2,609,197)	(2,036,913)	(2,876,707)	(4,284,738)
Annuity benefits	–	–	(2,576)	(160)	–	–	–	–
Annual contract maintenance charges (note 2)	(1,150)	(295)	(63,339)	(13,185)	(6,647)	(7,038)	(5,913)	(9,021)
Contingent deferred sales charges (note 2)	(2,672)	(3,869)	(111,548)	(36,506)	(8,581)	(9,708)	(7,222)	(9,400)
Adjustments to maintain reserves	(88)	(491)	(1,366)	(1,395)	(205)	(44)	1,852	6,412

Net equity transactions	1,471,188	1,094,094	44,765,754	81,174,295	(3,323,307)	(3,374,405)	(5,800,177)	(12,981,886)

Net change in contract owners’ equity	1,633,251	1,190,251	81,314,977	105,885,052	530,919	2,166,521	(5,439,974)	(9,740,246)
Contract owners’ equity beginning of period	3,888,158	2,697,907	131,708,961	25,823,909	16,201,270	14,034,749	18,795,204	28,535,450

Contract owners’ equity end of period	$5,521,409	3,888,158	213,023,938	131,708,961	16,732,189	16,201,270	13,355,230	18,795,204

CHANGES IN UNITS:
Beginning units	237,661	177,552	6,010,855	1,666,749	1,090,672	1,379,274	1,328,877	2,326,240

Units purchased	156,119	389,538	5,553,636	5,684,594	–	7	194	318,837
Units redeemed	(72,039)	(329,429)	(3,844,630)	(1,340,488)	(210,943)	(288,609)	(395,002)	(1,316,200)

Ending units	321,741	237,661	7,719,861	6,010,855	879,729	1,090,672	934,069	1,328,877

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LBTShrtDBd		MFSInvGrStS		MFSValueS		MTBLgCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,970,246	3,659,110	(371,681)	(397,889)	(686,069)	(316,138)	(11,477)	(8,334)
Realized gain (loss) on investments	(51,493)	(274,376)	873,208	823,474	3,943,426	1,153,328	10,523	2,042
Change in unrealized gain (loss) on investments	4,373,193	992,362	1,587,059	874,376	(741,302)	5,180,019	2,807	80,899
Reinvested capital gains	–	–	–	–	1,109,528	1,062,420	78,019	10,927

Net increase (decrease) in contract owners’ equity resulting from operations	9,291,946	4,377,096	2,088,586	1,299,961	3,625,583	7,079,629	79,872	85,534

Equity transactions:
Purchase payments received from contract owners (note 3)	109,786,029	46,803,422	288,059	1,711,149	20,068,045	9,182,536	28,060	57,489
Transfers between funds	103,535,867	76,084,501	(1,704,916)	(3,614,902)	6,096,628	22,713,479	(5,919)	9,274
Redemptions (note 3)	(22,142,382)	(18,523,875)	(1,866,683)	(1,199,193)	(4,958,785)	(2,389,512)	(28,878)	(21,986)
Annuity benefits	(107,624)	(66,877)	–	–	(1,291)	–	–	–
Annual contract maintenance charges (note 2)	(276,139)	(29,152)	(1,738)	(1,935)	(6,065)	(2,607)	(187)	(178)
Contingent deferred sales charges (note 2)	(157,552)	(115,073)	(25,278)	(19,424)	(50,946)	(35,987)	(588)	(1,034)
Adjustments to maintain reserves	(3,531)	(3,634)	(837)	(2,064)	(841)	(1,892)	21	130

Net equity transactions	190,634,668	104,149,312	(3,311,393)	(3,126,369)	21,146,745	29,466,017	(7,491)	43,695

Net change in contract owners’ equity	199,926,614	108,526,408	(1,222,807)	(1,826,408)	24,772,328	36,545,646	72,381	129,229
Contract owners’ equity beginning of period	225,362,727	116,836,319	23,833,223	25,659,631	63,110,866	26,565,220	1,057,960	928,731

Contract owners’ equity end of period	$425,289,341	225,362,727	22,610,416	23,833,223	87,883,194	63,110,866	1,130,341	1,057,960

CHANGES IN UNITS:
Beginning units	19,400,879	8,471,408	1,642,788	1,866,912	3,466,377	1,732,243	91,381	87,319

Units purchased	22,942,764	13,657,777	60,622	208,199	2,935,129	2,577,829	4,516	7,864
Units redeemed	(4,123,601)	(2,728,306)	(275,652)	(432,323)	(1,845,029)	(843,695)	(5,294)	(3,802)

Ending units	38,220,042	19,400,879	1,427,758	1,642,788	4,556,477	3,466,377	90,603	91,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MTBLgCapV		MTBAggGr		MTBConGr		MTBModGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,292)	(4,296)	(534)	4,136	1,243	1,414	47,018	93,712
Realized gain (loss) on investments	15,420	12,895	7,299	832	70	32	62,305	18,718
Change in unrealized gain (loss) on investments	(71,080)	76,080	(5,275)	17,228	264	1,046	63,901	161,103
Reinvested capital gains	57,469	96,192	18,885	8,607	1,824	1,188	259,167	412,969

Net increase (decrease) in contract owners’ equity resulting from operations	(4,483)	180,871	20,375	30,803	3,401	3,680	432,391	686,502

Equity transactions:
Purchase payments received from contract owners (note 3)	103,164	209,977	57,179	162,987	1,113	52,704	340,254	1,050,979
Transfers between funds	91,259	78,850	34,450	20,515	–	8,742	(178,749)	(7,108)
Redemptions (note 3)	(26,857)	(54,910)	(12,074)	(5,538)	(526)	(14,378)	(764,758)	(530,503)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(288)	(258)	–	–	(19)	(24)	(2,247)	(2,264)
Contingent deferred sales charges (note 2)	(423)	(2,305)	–	–	(3)	(40)	(23,509)	(10,505)
Adjustments to maintain reserves	(204)	103	(17)	(24)	(4)	–	496	438

Net equity transactions	166,651	231,457	79,538	177,940	561	47,004	(628,513)	501,037

Net change in contract owners’ equity	162,168	412,328	99,913	208,743	3,962	50,684	(196,122)	1,187,539
Contract owners’ equity beginning of period	1,450,895	1,038,567	329,302	120,559	88,038	37,354	8,580,243	7,392,704

Contract owners’ equity end of period	$1,613,063	1,450,895	429,215	329,302	92,000	88,038	8,384,121	8,580,243

CHANGES IN UNITS:
Beginning units	100,046	82,930	27,147	11,254	8,142	3,652	703,592	659,109

Units purchased	16,943	24,416	7,132	16,368	102	5,901	38,890	111,469
Units redeemed	(5,748)	(7,300)	(950)	(475)	(50)	(1,411)	(90,526)	(66,986)

Ending units	111,241	100,046	33,329	27,147	8,194	8,142	651,956	703,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,667,513	1,691,343	5,187,817	(32,463)	624,057	(82,935)	548,501	–
Realized gain (loss) on investments	81,539	(1,694)	57,966	591	492,123	(1,152)	(628,019)	–
Change in unrealized gain (loss) on investments	(962,937)	3,688,181	(4,637,429)	415,693	2,859,178	1,651,955	(2,943,263)	–
Reinvested capital gains	144,817	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,930,932	5,377,830	608,354	383,821	3,975,358	1,567,868	(3,022,781)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	266,728,417	105,066,314	46,979,002	9,199,848	24,279,156	8,473,009	33,402,993	–
Transfers between funds	66,508,920	26,329,790	68,646,459	8,917,875	15,983,159	13,429,068	49,870,276	–
Redemptions (note 3)	(10,237,381)	(1,251,823)	(3,533,620)	(244,938)	(2,538,830)	(300,586)	(377,505)	–
Annuity benefits	(2,035)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(589,069)	(585)	(3,343)	(359)	(4,074)	(448)	(496)	–
Contingent deferred sales charges (note 2)	(79,110)	(2,381)	(18,253)	(1,674)	(15,938)	(1,057)	(211)	–
Adjustments to maintain reserves	(2,654)	9,743	(441)	4,074	(1,737)	(238)	(300)	–

Net equity transactions	322,327,088	130,151,058	112,069,804	17,874,826	37,701,736	21,599,748	82,894,757	–

Net change in contract owners’ equity	325,258,020	135,528,888	112,678,158	18,258,647	41,677,094	23,167,616	79,871,976	–
Contract owners’ equity beginning of period	135,528,888	–	18,258,647	–	23,167,616	–	–	–

Contract owners’ equity end of period	$460,786,908	135,528,888	130,936,805	18,258,647	64,844,710	23,167,616	79,871,976	–

CHANGES IN UNITS:
Beginning units	12,975,664	–	1,749,769	–	2,159,481	–	–	–

Units purchased	32,535,961	13,311,771	11,754,421	1,890,664	4,223,047	2,260,574	8,444,895	–
Units redeemed	(3,247,728)	(336,107)	(1,082,733)	(140,895)	(1,016,581)	(101,093)	(268,487)	–

Ending units	42,263,897	12,975,664	12,421,457	1,749,769	5,365,947	2,159,481	8,176,408	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(715,974)	54,167	1,010,583	1,183,638	2,335,716	1,428,713	(8,576)	(7,377)
Realized gain (loss) on investments	4,030,744	(12,673)	(163,556)	(168,844)	(55,399)	(32,145)	230,018	152,694
Change in unrealized gain (loss) on investments	3,605,787	2,181,090	(549,973)	746,831	(1,864,058)	696,626	109,023	178,349
Reinvested capital gains	25,869	–	–	–	–	–	136,510	12,193

Net increase (decrease) in contract owners’ equity resulting from operations	6,946,426	2,222,584	297,054	1,761,625	416,259	2,093,194	466,975	335,859

Equity transactions:
Purchase payments received from contract owners (note 3)	52,710,282	23,406,611	1,355	–	7,898,196	7,997,819	60,297	–
Transfers between funds	24,488,614	22,947,660	(2,339,827)	(4,277,122)	4,122,373	4,985,035	(71,273)	(238,422)
Redemptions (note 3)	(4,743,918)	(607,446)	(1,539,774)	(1,854,597)	(2,200,434)	(1,599,639)	(269,912)	(102,932)
Annuity benefits	–	–	(277)	(281)	–	–	(12,903)	–
Annual contract maintenance charges (note 2)	(43,164)	(715)	(1,679)	(2,185)	(2,483)	(1,502)	(552)	(614)
Contingent deferred sales charges (note 2)	(47,470)	(7,845)	(20,390)	(22,367)	(32,824)	(15,599)	(620)	(765)
Adjustments to maintain reserves	(2,658)	(360)	(444)	(1,005)	(697)	(1,099)	1,361	(73)

Net equity transactions	72,361,686	45,737,905	(3,901,036)	(6,157,557)	9,784,131	11,365,015	(293,602)	(342,806)

Net change in contract owners’ equity	79,308,112	47,960,489	(3,603,982)	(4,395,932)	10,200,390	13,458,209	173,373	(6,947)
Contract owners’ equity beginning of period	47,960,489	–	19,469,666	23,865,598	30,684,739	17,226,530	1,232,735	1,239,682

Contract owners’ equity end of period	$127,268,601	47,960,489	15,865,684	19,469,666	40,885,129	30,684,739	1,406,108	1,232,735

CHANGES IN UNITS:
Beginning units	4,677,116	–	1,370,433	1,835,081	2,697,783	1,650,804	52,896	71,734

Units purchased	7,934,364	4,829,017	5,462	180	2,482,164	1,916,708	201	–
Units redeemed	(1,341,711)	(151,901)	(276,090)	(464,828)	(1,645,292)	(869,729)	(12,424)	(18,838)

Ending units	11,269,769	4,677,116	1,099,805	1,370,433	3,534,655	2,697,783	40,673	52,896

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts2		NVITEmMrkts3		NVITEmMrkts6		NVITGlUtl2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(66,937)	(56,187)	(473,171)	(341,448)	(740,940)	(394,445)	5,499	7,115
Realized gain (loss) on investments	659,796	442,246	6,291,024	4,707,649	6,208,311	3,104,979	98,285	37,973
Change in unrealized gain (loss) on investments	943,399	1,193,912	12,912,275	9,966,222	13,723,638	8,069,967	(113,730)	186,942
Reinvested capital gains	668,182	65,952	7,732,403	682,812	7,529,370	478,848	178,906	59,551

Net increase (decrease) in contract owners’ equity resulting from operations	2,204,440	1,645,923	26,462,531	15,015,235	26,720,379	11,259,349	168,960	291,581

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	3,499,854	3,329,525	19,247,840	14,774,794	–	–
Transfers between funds	(765,070)	(1,113,159)	18,153,033	4,941,760	12,260,157	7,926,217	(201,340)	(97,382)
Redemptions (note 3)	(658,447)	(506,360)	(12,087,175)	(8,303,770)	(6,823,152)	(2,967,609)	(68,033)	(43,118)
Annuity benefits	–	–	(3,408)	(1,496)	(9,942)	(6,611)	–	–
Annual contract maintenance charges (note 2)	(828)	(915)	(26,260)	(22,802)	(6,233)	(3,866)	(78)	(121)
Contingent deferred sales charges (note 2)	(23,372)	(11,482)	(29,811)	(24,895)	(113,025)	(59,567)	(423)	(163)
Adjustments to maintain reserves	(313)	(297)	10,927	(82)	(1,928)	(2,407)	(49)	(127)

Net equity transactions	(1,448,030)	(1,632,213)	9,517,160	(81,760)	24,553,717	19,660,951	(269,923)	(140,911)

Net change in contract owners’ equity	756,410	13,710	35,979,691	14,933,475	51,274,096	30,920,300	(100,963)	150,670
Contract owners’ equity beginning of period	5,894,605	5,880,895	60,195,957	45,262,482	58,389,597	27,469,297	1,053,325	902,655

Contract owners’ equity end of period	$6,651,015	5,894,605	96,175,648	60,195,957	109,663,693	58,389,597	952,362	1,053,325

CHANGES IN UNITS:
Beginning units	171,105	229,328	2,337,802	2,370,880	2,839,512	1,795,459	46,958	54,377

Units purchased	115	–	1,434,676	1,494,399	2,488,841	2,503,331	3,949	–
Units redeemed	(36,445)	(58,223)	(1,173,217)	(1,527,477)	(1,578,532)	(1,459,278)	(14,984)	(7,419)

Ending units	134,775	171,105	2,599,261	2,337,802	3,749,821	2,839,512	35,923	46,958

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlUtl3		NVITIntGro		NVITIntGro3		NVITWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$137,889	134,124	(1,122)	(243)	(311,541)	(44,204)	(74,842)	(17,225)
Realized gain (loss) on investments	1,238,324	52,901	20,647	22,139	1,966,640	1,856,794	1,356,451	209,829
Change in unrealized gain (loss) on investments	(1,592,250)	1,883,876	(2,047)	15,066	3,044,701	3,966,647	57,833	748,485
Reinvested capital gains	2,383,457	715,316	10,021	274	2,755,597	54,145	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,167,420	2,786,217	27,499	37,236	7,455,397	5,833,382	1,339,442	941,089

Equity transactions:
Purchase payments received from contract owners (note 3)	466,216	357,288	–	–	1,512,013	1,476,108	421,962	306,128
Transfers between funds	(1,783,306)	5,322,638	(12,151)	(20,218)	5,917,106	11,583,355	323,784	2,964,778
Redemptions (note 3)	(1,788,226)	(1,172,715)	(25,147)	(29,716)	(4,519,361)	(4,081,080)	(1,033,090)	(700,983)
Annuity benefits	(1,754)	–	–	–	(8,290)	(4,768)	–	–
Annual contract maintenance charges (note 2)	(3,530)	(2,449)	(101)	(106)	(9,378)	(7,094)	(2,265)	(1,195)
Contingent deferred sales charges (note 2)	(3,392)	(3,016)	(157)	(312)	(10,056)	(7,627)	(1,533)	(600)
Adjustments to maintain reserves	1,807	67	18	19	(13,871)	(82)	(108)	–

Net equity transactions	(3,112,185)	4,501,813	(37,538)	(50,333)	2,868,163	8,958,812	(291,250)	2,568,128

Net change in contract owners’ equity	(944,765)	7,288,030	(10,039)	(13,097)	10,323,560	14,792,194	1,048,192	3,509,217
Contract owners’ equity beginning of period	13,573,005	6,284,975	133,086	146,183	27,543,582	12,751,388	6,502,021	2,992,804

Contract owners’ equity end of period	$12,628,240	13,573,005	123,047	133,086	37,867,142	27,543,582	7,550,213	6,502,021

CHANGES IN UNITS:
Beginning units	703,436	442,364	10,735	15,486	1,396,070	847,716	384,266	219,580

Units purchased	273,487	502,358	–	–	687,368	1,226,515	295,806	294,687
Units redeemed	(427,113)	(241,286)	(2,800)	(4,751)	(554,820)	(678,161)	(303,171)	(130,001)

Ending units	549,810	703,436	7,935	10,735	1,528,618	1,396,070	376,901	384,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlFin2		NVITGlFin3		NVITGlHlth2		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,907	2,876	61,257	31,213	(33,066)	(35,788)	(84,697)	(107,695)
Realized gain (loss) on investments	32,424	12,327	4,009	346,519	23,821	2,952	140,223	25,945
Change in unrealized gain (loss) on investments	(302,621)	68,123	(596,623)	(133,123)	204,176	52,114	533,110	168,338
Reinvested capital gains	212,457	213,065	474,162	490,190	43,771	–	130,535	–

Net increase (decrease) in contract owners’ equity resulting from operations	(36,833)	296,391	(57,195)	734,799	238,702	19,278	719,171	86,588

Equity transactions:
Purchase payments received from contract owners (note 3)	44	–	107,372	95,604	13	–	390,423	620,627
Transfers between funds	(302,658)	(55,075)	(554,925)	637,802	(234,858)	(181,867)	(246,944)	(529,186)
Redemptions (note 3)	(131,525)	(61,287)	(719,184)	(873,043)	(119,327)	(105,254)	(950,334)	(1,880,684)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(149)	(218)	(1,092)	(1,214)	(256)	(350)	(2,577)	(3,320)
Contingent deferred sales charges (note 2)	(1,997)	(1,015)	(1,013)	(1,292)	(1,610)	(2,278)	(2,651)	(5,412)
Adjustments to maintain reserves	(143)	(189)	(29)	(41)	(127)	(259)	(125)	(121)

Net equity transactions	(436,428)	(117,784)	(1,168,871)	(142,184)	(356,165)	(290,008)	(812,208)	(1,798,096)

Net change in contract owners’ equity	(473,261)	178,607	(1,226,066)	592,615	(117,463)	(270,730)	(93,037)	(1,711,508)
Contract owners’ equity beginning of period	1,862,421	1,683,814	4,294,613	3,701,998	2,295,803	2,566,533	6,954,737	8,666,245

Contract owners’ equity end of period	$1,389,160	1,862,421	3,068,547	4,294,613	2,178,340	2,295,803	6,861,700	6,954,737

CHANGES IN UNITS:
Beginning units	85,448	91,491	230,182	235,707	146,024	164,699	539,659	681,589

Units purchased	–	–	61,052	242,330	–	–	147,991	262,329
Units redeemed	(19,788)	(6,043)	(122,714)	(247,855)	(21,326)	(18,675)	(211,111)	(404,259)

Ending units	65,660	85,448	168,520	230,182	124,698	146,024	476,539	539,659

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlHlth6		NVITGlTech		NVITGlTech2		NVITGlTech3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(208,479)	(170,948)	(5,002)	(6,258)	(22,191)	(21,535)	(77,920)	(59,990)
Realized gain (loss) on investments	176,991	70,205	37,888	29,463	18,515	(11,635)	724,880	165,592
Change in unrealized gain (loss) on investments	1,234,473	160,341	30,123	22,766	250,553	151,730	277,144	365,081
Reinvested capital gains	276,420	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,479,405	59,598	63,009	45,971	246,877	118,560	924,104	470,683

Equity transactions:
Purchase payments received from contract owners (note 3)	3,339,511	3,283,412	–	–	20	–	368,603	349,434
Transfers between funds	(937,951)	(745,580)	(20,302)	(29,613)	(97,752)	(137,180)	(503,429)	1,570,813
Redemptions (note 3)	(863,715)	(693,762)	(132,970)	(190,860)	(52,936)	(111,033)	(696,479)	(705,994)
Annuity benefits	–	–	–	–	–	–	(1,647)	(1,381)
Annual contract maintenance charges (note 2)	(1,241)	(952)	(518)	(578)	(327)	(398)	(2,378)	(2,261)
Contingent deferred sales charges (note 2)	(13,890)	(14,240)	(14)	(1,035)	(1,685)	(4,473)	(3,310)	(3,717)
Adjustments to maintain reserves	(545)	(804)	(29)	(60)	(106)	(172)	18	94

Net equity transactions	1,522,169	1,828,074	(153,833)	(222,146)	(152,786)	(253,256)	(838,622)	1,206,988

Net change in contract owners’ equity	3,001,574	1,887,672	(90,824)	(176,175)	94,091	(134,696)	85,482	1,677,671
Contract owners’ equity beginning of period	12,177,962	10,290,290	437,058	613,233	1,441,736	1,576,432	6,108,274	4,430,603

Contract owners’ equity end of period	$15,179,536	12,177,962	346,234	437,058	1,535,827	1,441,736	6,193,756	6,108,274

CHANGES IN UNITS:
Beginning units	1,150,570	981,490	134,349	206,846	86,480	103,102	503,432	399,751

Units purchased	563,371	665,901	–	–	–	–	222,107	335,297
Units redeemed	(424,005)	(496,821)	(44,541)	(72,497)	(8,564)	(16,622)	(295,413)	(231,616)

Ending units	1,289,936	1,150,570	89,808	134,349	77,916	86,480	430,126	503,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech6		NVITGvtBd		NVITGrowth		NVITIntIdx8
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(167,062)	(71,534)	14,090,873	8,699,126	(720,469)	(830,698)	(4,382)	11,339
Realized gain (loss) on investments	428,250	359,700	(859,478)	(673,942)	3,213,954	941,290	244,480	(2,622)
Change in unrealized gain (loss) on investments	1,111,471	194,784	13,514,655	(3,973,773)	7,713,002	2,781,955	(115,393)	281,992
Reinvested capital gains	–	–	–	2,306,840	–	–	14,888	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,372,659	482,950	26,746,050	6,358,251	10,206,487	2,892,547	139,593	290,709

Equity transactions:
Purchase payments received from contract owners (note 3)	3,586,587	1,857,190	124,293,484	73,097,809	2,493,393	2,971,715	3,403,536	1,270,219
Transfers between funds	4,774,646	1,331,951	108,590,023	54,195,192	(1,510,182)	(3,799,816)	4,815,936	2,247,638
Redemptions (note 3)	(776,526)	(202,330)	(43,562,145)	(47,080,601)	(10,725,115)	(12,585,566)	(475,331)	(44,157)
Annuity benefits	–	–	(26,813)	(21,307)	(19,641)	(17,445)	–	–
Annual contract maintenance charges (note 2)	(785)	(583)	(343,875)	(99,415)	(51,685)	(62,487)	(536)	(92)
Contingent deferred sales charges (note 2)	(12,947)	(4,692)	(262,267)	(209,810)	(35,579)	(43,615)	(4,602)	(122)
Adjustments to maintain reserves	(344)	(561)	(7,719)	(10,305)	(2,032)	(216)	(187)	(28,680)

Net equity transactions	7,570,631	2,980,975	188,680,688	79,871,563	(9,850,841)	(13,537,430)	7,738,816	3,444,806

Net change in contract owners’ equity	8,943,290	3,463,925	215,426,738	86,229,814	355,646	(10,644,883)	7,878,409	3,735,515
Contract owners’ equity beginning of period	7,020,073	3,556,148	364,319,230	278,089,416	61,510,411	72,155,294	3,735,515	–

Contract owners’ equity end of period	$15,963,363	7,020,073	579,745,968	364,319,230	61,866,057	61,510,411	11,613,924	3,735,515

CHANGES IN UNITS:
Beginning units	606,445	335,200	24,042,781	14,001,716	3,637,231	4,490,233	344,723	–

Units purchased	997,186	601,389	25,971,953	14,999,105	262,271	285,539	935,713	369,007
Units redeemed	(434,402)	(330,144)	(7,214,722)	(4,958,040)	(804,981)	(1,138,541)	(286,018)	(24,284)

Ending units	1,169,229	606,445	42,800,012	24,042,781	3,094,521	3,637,231	994,418	344,723

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal2		NVITIntVal3		NVITIntVal6		NVITIDAgg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,695	9,587	217,814	197,590	599,089	151,632	(300,250)	381,833
Realized gain (loss) on investments	140,680	87,631	1,821,724	977,538	790,553	509,726	9,413,679	3,845,241
Change in unrealized gain (loss) on investments	(292,064)	248,426	(3,464,042)	2,219,669	(17,532,969)	8,847,378	(5,955,926)	58,943,272
Reinvested capital gains	189,645	183,065	2,051,680	1,743,452	14,181,881	4,643,844	19,109,348	7,436,693

Net increase (decrease) in contract owners’ equity resulting from operations	41,956	528,709	627,176	5,138,249	(1,961,446)	14,152,580	22,266,851	70,607,039

Equity transactions:
Purchase payments received from contract owners (note 3)	(35)	76	1,407,754	1,460,368	95,812,453	44,435,379	19,066,259	27,501,521
Transfers between funds	(303,123)	(304,280)	(2,274,443)	5,395,963	59,608,515	37,378,079	18,863,373	49,366,825
Redemptions (note 3)	(218,730)	(76,994)	(4,850,327)	(4,801,370)	(9,480,830)	(2,980,787)	(38,397,320)	(28,392,596)
Annuity benefits	–	–	(363)	(1,374)	–	–	(31)	–
Annual contract maintenance charges (note 2)	(226)	(282)	(9,064)	(8,633)	(204,996)	(4,235)	(74,778)	(68,737)
Contingent deferred sales charges (note 2)	(2,885)	(1,701)	(10,423)	(17,121)	(136,430)	(42,262)	(920,361)	(630,525)
Adjustments to maintain reserves	(182)	(1,199)	(8,106)	(867)	(3,660)	(5,105)	1,582	(49,664)

Net equity transactions	(525,181)	(384,380)	(5,744,972)	2,026,966	145,595,052	78,781,069	(1,461,276)	47,726,824

Net change in contract owners’ equity	(483,225)	144,329	(5,117,796)	7,165,215	143,633,606	92,933,649	20,805,575	118,333,863
Contract owners’ equity beginning of period	2,966,966	2,822,637	31,008,627	23,843,412	130,577,252	37,643,603	574,617,190	456,283,327

Contract owners’ equity end of period	$2,483,741	2,966,966	25,890,831	31,008,627	274,210,858	130,577,252	595,422,765	574,617,190

CHANGES IN UNITS:
Beginning units	138,583	159,058	1,414,407	1,317,124	8,623,100	2,983,147	31,476,825	28,651,809

Units purchased	3	4	247,721	597,060	11,586,232	7,038,258	3,510,307	5,539,116
Units redeemed	(24,038)	(20,479)	(498,721)	(499,777)	(2,250,746)	(1,398,305)	(3,610,707)	(2,714,100)

Ending units	114,548	138,583	1,163,407	1,414,407	17,958,586	8,623,100	31,376,425	31,476,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDCon2		NVITIDMod2		NVITIDModAg2		NVITIDModCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,768,464	1,860,620	17,763,656	10,925,796	8,312,081	6,303,225	6,287,640	3,602,031
Realized gain (loss) on investments	290,929	69,234	3,473,107	317,893	5,114,434	–	2,057,306	1,079,688
Change in unrealized gain (loss) on investments	(1,139,808)	2,473,142	14,706,275	101,238,121	16,619,247	112,420,043	(4,024,461)	11,181,551
Reinvested capital gains	3,373,408	1,213,194	31,622,176	11,652,856	31,508,133	13,219,199	11,304,928	4,003,100

Net increase (decrease) in contract owners’ equity resulting from operations	5,292,993	5,616,190	67,565,214	124,134,666	61,553,895	131,942,467	15,625,413	19,866,370

Equity transactions:
Purchase payments received from contract owners (note 3)	25,798,627	21,065,403	248,870,226	268,499,614	274,585,188	274,037,698	62,457,136	70,807,465
Transfers between funds	2,751,499	2,424,274	271,715,717	516,352,050	96,424,641	261,272,788	112,766,052	18,720,329
Redemptions (note 3)	(14,114,454)	(12,039,404)	(120,538,406)	(70,491,786)	(86,883,614)	(57,602,549)	(31,817,589)	(24,422,263)
Annuity benefits	(18,883)	(1,129)	(3,811)	(3,604)	(48,287)	(11,398)	(9,173)	(3,921)
Annual contract maintenance charges (note 2)	(89,786)	(19,674)	(1,083,086)	(143,729)	(1,381,069)	(146,753)	(226,982)	(40,304)
Contingent deferred sales charges (note 2)	(213,682)	(140,969)	(2,348,554)	(1,310,904)	(1,535,234)	(1,182,162)	(424,987)	(370,854)
Adjustments to maintain reserves	5,604	(15,611)	(28,725)	(80,337)	(23,493)	(78,392)	(7,885)	(15,894)

Net equity transactions	14,118,925	11,272,890	396,583,361	712,821,304	281,138,132	476,289,232	142,736,572	64,674,558

Net change in contract owners’ equity	19,411,918	16,889,080	464,148,575	836,955,970	342,692,027	608,231,699	158,361,985	84,540,928
Contract owners’ equity beginning of period	135,939,649	119,050,569	1,748,970,935	912,014,965	1,411,649,342	803,417,643	346,845,697	262,304,769

Contract owners’ equity end of period	$155,351,567	135,939,649	2,213,119,510	1,748,970,935	1,754,341,369	1,411,649,342	505,207,682	346,845,697

CHANGES IN UNITS:
Beginning units	11,627,252	10,630,963	119,084,540	68,034,438	84,334,918	54,186,761	26,410,052	21,337,805

Units purchased	4,727,545	3,383,088	40,127,613	61,702,900	25,558,563	36,571,329	16,795,696	9,117,637
Units redeemed	(3,529,913)	(2,386,799)	(14,193,238)	(10,652,798)	(9,657,532)	(6,423,172)	(6,112,291)	(4,045,390)

Ending units	12,824,884	11,627,252	145,018,915	119,084,540	100,235,949	84,334,918	37,093,457	26,410,052

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITJPBal		NVITMdCpGr		NVITMdCpGr2		NVITMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$30,006	32,008	(205,390)	(224,180)	(3,820,149)	(1,140,485)	(120,080)	(402,808)
Realized gain (loss) on investments	159,006	55,011	1,607,797	1,843,288	2,702,736	1,058,166	10,586,973	8,533,333
Change in unrealized gain (loss) on investments	(178,937)	232,402	(208,038)	(520,547)	10,592,206	4,818,675	(6,362,000)	990,681
Reinvested capital gains	100,860	–	–	–	–	–	3,813,927	1,920,558

Net increase (decrease) in contract owners’ equity resulting from operations	110,935	319,421	1,194,369	1,098,561	9,474,793	4,736,356	7,918,820	11,041,764

Equity transactions:
Purchase payments received from contract owners (note 3)	493,852	535,576	961,319	1,064,638	102,689,359	49,468,275	11,119,708	13,564,664
Transfers between funds	(41,897)	674,303	(1,870,588)	1,563,658	59,352,089	46,467,990	(10,528,835)	(13,242,891)
Redemptions (note 3)	(694,426)	(597,857)	(2,396,109)	(3,677,358)	(8,282,778)	(2,520,189)	(19,055,066)	(19,412,357)
Annuity benefits	–	–	(3,801)	(3,549)	–	–	(8,283)	(6,495)
Annual contract maintenance charges (note 2)	(2,483)	(2,281)	(6,220)	(7,556)	(233,269)	(3,673)	(33,264)	(38,888)
Contingent deferred sales charges (note 2)	(2,903)	(2,373)	(9,485)	(16,364)	(132,054)	(47,060)	(106,253)	(91,578)
Adjustments to maintain reserves	(43)	(54)	(88)	(11)	(3,208)	(5,986)	(693)	(4,034)

Net equity transactions	(247,900)	607,314	(3,324,972)	(1,076,542)	153,390,139	93,359,357	(18,612,686)	(19,231,579)

Net change in contract owners’ equity	(136,965)	926,735	(2,130,603)	22,019	162,864,932	98,095,713	(10,693,866)	(8,189,815)
Contract owners’ equity beginning of period	3,426,244	2,499,509	15,997,260	15,975,241	124,920,647	26,824,934	132,531,749	140,721,564

Contract owners’ equity end of period	$3,289,279	3,426,244	13,866,657	15,997,260	287,785,579	124,920,647	121,837,883	132,531,749

CHANGES IN UNITS:
Beginning units	285,299	230,571	2,500,190	2,707,801	7,591,461	1,755,225	7,922,124	9,202,373

Units purchased	113,232	161,993	678,750	1,613,539	10,894,843	6,860,825	1,954,355	2,298,238
Units redeemed	(133,284)	(107,265)	(1,165,707)	(1,821,150)	(2,126,499)	(1,024,589)	(3,099,752)	(3,578,487)

Ending units	265,247	285,299	2,013,233	2,500,190	16,359,805	7,591,461	6,776,727	7,922,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITSmCapGr		NVITSmCapGr2		NVITSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$17,439,080	14,080,476	(149,026)	(181,940)	(275,339)	(218,402)	(249,459)	(1,012,039)
Realized gain (loss) on investments	–	–	714,173	1,187,025	515,457	1,003,962	6,211,516	11,380,576
Change in unrealized gain (loss) on investments	–	–	259,737	(854,143)	383,434	(702,491)	(23,099,324)	(2,306,247)
Reinvested capital gains	–	–	–	–	–	–	10,842,772	8,136,289

Net increase (decrease) in contract owners’ equity resulting from operations	17,439,080	14,080,476	824,884	150,942	623,552	83,069	(6,294,495)	16,198,579

Equity transactions:
Purchase payments received from contract owners (note 3)	1,927,937,796	1,946,960,948	785,795	949,530	3,471,673	3,066,569	3,352,758	4,432,293
Transfers between funds	(1,483,193,903)	(1,602,166,828)	(513,823)	(594,869)	9,979,648	(1,324,397)	(12,943,919)	(11,004,070)
Redemptions (note 3)	(274,130,109)	(307,048,324)	(2,118,746)	(3,379,273)	(1,390,650)	(910,847)	(17,568,430)	(21,213,260)
Annuity benefits	(101,802)	(87,586)	(2,732)	(2,606)	–	–	(17,008)	(14,091)
Annual contract maintenance charges (note 2)	(211,126)	(175,928)	(5,562)	(6,722)	(1,526)	(1,636)	(37,544)	(47,718)
Contingent deferred sales charges (note 2)	(984,114)	(777,723)	(9,435)	(15,915)	(32,856)	(14,212)	(37,712)	(65,014)
Adjustments to maintain reserves	5,591	(28,746)	(189)	(234)	(489)	(1,117)	(1,118)	(145)

Net equity transactions	169,322,333	36,675,813	(1,864,692)	(3,050,089)	12,025,800	814,360	(27,252,973)	(27,912,005)

Net change in contract owners’ equity	186,761,413	50,756,289	(1,039,808)	(2,899,147)	12,649,352	897,429	(33,547,468)	(11,713,426)
Contract owners’ equity beginning of period	454,453,434	403,697,145	11,906,617	14,805,764	14,347,686	13,450,257	105,708,896	117,422,322

Contract owners’ equity end of period	$641,214,847	454,453,434	10,866,809	11,906,617	26,997,038	14,347,686	72,161,428	105,708,896

CHANGES IN UNITS:
Beginning units	30,582,760	25,994,392	1,582,686	2,005,492	874,697	833,849	4,662,412	5,997,704

Units purchased	259,380,061	252,444,112	385,823	841,889	936,985	417,854	308,114	905,209
Units redeemed	(243,870,949)	(247,855,744)	(635,353)	(1,264,695)	(277,586)	(377,006)	(1,507,889)	(2,240,501)

Ending units	46,091,872	30,582,760	1,333,156	1,582,686	1,534,096	874,697	3,462,637	4,662,412

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapVal2		NVITSmComp		NVITSmComp2		NVITNWFund
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(228,137)	(452,154)	(2,257,206)	(2,483,509)	(1,510,106)	(1,180,343)	(963,231)	(900,270)
Realized gain (loss) on investments	398,855	51,737	11,357,868	9,212,234	1,222,201	1,076,863	9,542,893	3,777,202
Change in unrealized gain (loss) on investments	(7,289,825)	2,138,486	(29,995,311)	9,058,885	(13,256,004)	6,709,173	(2,088,130)	35,463,167
Reinvested capital gains	4,369,559	3,221,609	23,765,705	3,872,440	12,722,927	1,403,336	15,101,664	–

Net increase (decrease) in contract owners’ equity resulting from operations	(2,749,548)	4,959,678	2,871,056	19,660,050	(820,982)	8,009,029	21,593,196	38,340,099

Equity transactions:
Purchase payments received from contract owners (note 3)	3,891,494	5,893,578	5,226,577	6,730,047	26,826,849	28,665,604	6,712,260	8,184,451
Transfers between funds	(12,492,212)	1,761,986	(9,313,114)	(6,084,503)	(16,165,263)	(368,655)	(9,746,211)	(10,983,201)
Redemptions (note 3)	(2,589,311)	(2,600,441)	(31,720,529)	(37,978,294)	(4,726,654)	(3,371,781)	(55,635,722)	(64,185,616)
Annuity benefits	(285)	(312)	(29,247)	(31,136)	–	–	(144,650)	(137,383)
Annual contract maintenance charges (note 2)	(4,462)	(4,977)	(74,394)	(88,203)	(33,136)	(6,191)	(189,588)	(224,424)
Contingent deferred sales charges (note 2)	(35,332)	(36,213)	(64,920)	(92,058)	(63,487)	(71,738)	(97,129)	(129,698)
Adjustments to maintain reserves	(994)	(1,914)	(2,510)	(998)	(2,063)	(5,252)	17,140	50,388

Net equity transactions	(11,231,102)	5,011,707	(35,978,137)	(37,545,145)	5,836,246	24,841,987	(59,083,900)	(67,425,483)

Net change in contract owners’ equity	(13,980,650)	9,971,385	(33,107,081)	(17,885,095)	5,015,264	32,851,016	(37,490,704)	(29,085,384)
Contract owners’ equity beginning of period	43,105,540	33,134,155	189,347,611	207,232,706	94,540,917	61,689,901	330,934,795	360,020,179

Contract owners’ equity end of period	$29,124,890	43,105,540	156,240,530	189,347,611	99,556,181	94,540,917	293,444,091	330,934,795

CHANGES IN UNITS:
Beginning units	1,931,451	1,711,970	5,162,695	6,249,268	4,583,575	3,282,029	5,881,078	7,471,589

Units purchased	322,328	873,513	305,540	648,552	2,241,927	3,618,874	125,165	151,642
Units redeemed	(824,629)	(654,032)	(1,241,618)	(1,735,125)	(2,019,446)	(2,317,328)	(1,252,251)	(1,742,153)

Ending units	1,429,150	1,931,451	4,226,617	5,162,695	4,806,056	4,583,575	4,753,992	5,881,078

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund2		NVITNWLead3		NVITUSGro2		NVITUSGro3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,629,959)	(561,638)	(19,609)	(24,431)	(349,562)	(308,857)	(82,972)	(95,389)
Realized gain (loss) on investments	1,615,094	360,782	27,507	10,938	419,715	(231,788)	235,796	(188,722)
Change in unrealized gain (loss) on investments	(885,898)	12,774,959	(374,270)	253,006	3,756,289	(445,004)	1,033,629	(61,412)
Reinvested capital gains	13,993,209	–	1,026,221	464,598	–	373,442	–	145,945

Net increase (decrease) in contract owners’ equity resulting from operations	12,092,446	12,574,103	659,849	704,111	3,826,442	(612,207)	1,186,453	(199,578)

Equity transactions:
Purchase payments received from contract owners (note 3)	145,240,668	76,697,905	565,138	271,660	2,044,389	4,476,889	278,221	373,455
Transfers between funds	73,622,766	76,994,621	350,014	1,394,714	(898,114)	(1,728,763)	(442,438)	(1,249,850)
Redemptions (note 3)	(10,877,472)	(3,100,402)	(1,215,152)	(493,389)	(1,482,144)	(1,376,050)	(1,852,875)	(1,994,452)
Annuity benefits	–	–	(5,649)	–	–	–	(711)	(665)
Annual contract maintenance charges (note 2)	(352,952)	(4,295)	(2,035)	(1,629)	(2,046)	(1,790)	(2,250)	(2,958)
Contingent deferred sales charges (note 2)	(168,812)	(65,155)	(2,608)	(1,917)	(32,689)	(36,174)	(4,411)	(6,618)
Adjustments to maintain reserves	(4,519)	(6,936)	823	(51)	(760)	(1,960)	(46)	(102)

Net equity transactions	207,459,679	150,515,738	(309,469)	1,169,388	(371,364)	1,332,152	(2,024,510)	(2,881,190)

Net change in contract owners’ equity	219,552,125	163,089,841	350,380	1,873,499	3,455,078	719,945	(838,057)	(3,080,768)
Contract owners’ equity beginning of period	185,406,908	22,317,067	6,311,879	4,438,380	19,776,812	19,056,867	6,740,799	9,821,567

Contract owners’ equity end of period	$404,959,033	185,406,908	6,662,259	6,311,879	23,231,890	19,776,812	5,902,742	6,740,799

CHANGES IN UNITS:
Beginning units	11,257,455	1,503,114	416,108	335,241	1,117,672	1,053,974	454,175	651,383

Units purchased	13,921,285	10,450,470	218,435	186,007	300,117	489,605	110,256	144,668
Units redeemed	(2,009,141)	(696,129)	(237,020)	(105,140)	(322,859)	(425,907)	(235,357)	(341,876)

Ending units	23,169,599	11,257,455	397,523	416,108	1,094,930	1,117,672	329,074	454,175

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITVKVal2		NVITMltSec		NBTAFasc		NBTAGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(732,968)	(92,332)	1,552,915	1,487,067	(99,651)	(92,270)	(1,952,495)	(1,967,492)
Realized gain (loss) on investments	5,742,329	2,336,285	92,539	228,190	305,755	67,033	11,205,135	10,129,317
Change in unrealized gain (loss) on investments	(35,248,122)	8,530,868	121,056	26,694	(345,149)	83,801	18,662,353	9,405,193
Reinvested capital gains	14,670,431	6,927,464	2,979	128,444	47,921	155,936	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(15,568,330)	17,702,285	1,769,489	1,870,395	(91,124)	214,500	27,914,993	17,567,018

Equity transactions:
Purchase payments received from contract owners (note 3)	114,555,929	76,090,384	9,131,401	7,742,440	407,850	817,650	3,250,011	3,789,418
Transfers between funds	26,777,495	55,080,591	7,009,865	147,429	152,085	(26,948)	(4,559,259)	(8,108,009)
Redemptions (note 3)	(12,815,993)	(5,880,826)	(8,639,355)	(7,455,515)	(646,740)	(215,351)	(24,624,339)	(26,982,360)
Annuity benefits	(308)	(311)	(5,157)	(5,159)	–	–	(33,640)	(31,010)
Annual contract maintenance charges (note 2)	(250,731)	(7,560)	(8,767)	(9,424)	(629)	(525)	(80,342)	(91,783)
Contingent deferred sales charges (note 2)	(198,301)	(72,327)	(55,237)	(37,390)	(7,195)	(1,562)	(36,280)	(53,128)
Adjustments to maintain reserves	(4,511)	(8,942)	(825)	(1,809)	(320)	(575)	2,405	(1,406)

Net equity transactions	128,063,580	125,201,009	7,431,925	380,572	(94,949)	572,689	(26,081,444)	(31,478,278)

Net change in contract owners’ equity	112,495,250	142,903,294	9,201,414	2,250,967	(186,073)	787,189	1,833,549	(13,911,260)
Contract owners’ equity beginning of period	203,271,035	60,367,741	56,441,273	54,190,306	6,218,632	5,431,443	141,507,535	155,418,795

Contract owners’ equity end of period	$315,766,285	203,271,035	65,642,687	56,441,273	6,032,559	6,218,632	143,341,084	141,507,535

CHANGES IN UNITS:
Beginning units	11,215,121	3,772,570	4,491,128	4,431,813	399,331	361,496	3,507,840	4,407,773

Units purchased	10,726,354	9,773,517	2,007,823	1,682,882	148,639	87,673	196,503	397,865
Units redeemed	(3,752,911)	(2,330,966)	(1,371,353)	(1,623,567)	(155,032)	(49,838)	(807,686)	(1,297,798)

Ending units	18,188,564	11,215,121	5,127,598	4,491,128	392,938	399,331	2,896,657	3,507,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAGuard		NBTAInt		NBTAMCGrS		NBTAPart
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(188,430)	(131,356)	893,348	(862,488)	(155,544)	(133,144)	(1,450,072)	(1,383,664)
Realized gain (loss) on investments	2,228,550	2,310,850	3,646,804	7,466	991,090	609,512	12,995,201	12,769,951
Change in unrealized gain (loss) on investments	(992,676)	(85,731)	(25,301,310)	14,735,128	884,746	489,777	(15,107,994)	(13,120,113)
Reinvested capital gains	–	–	16,952,840	1,031,768	–	–	18,552,371	22,688,477

Net increase (decrease) in contract owners’ equity resulting from operations	1,047,444	2,093,763	(3,808,318)	14,911,874	1,720,292	966,145	14,989,506	20,954,651

Equity transactions:
Purchase payments received from contract owners (note 3)	633,097	885,414	109,134,858	65,627,061	127,225	98,692	4,751,390	6,310,032
Transfers between funds	(1,183,810)	(1,468,153)	43,256,992	65,966,637	1,014,492	357,248	(9,222,420)	(8,858,499)
Redemptions (note 3)	(3,484,514)	(3,977,874)	(8,308,402)	(2,043,015)	(907,455)	(359,652)	(33,553,930)	(38,223,914)
Annuity benefits	(29)	(453)	(432)	–	–	–	(40,423)	(34,171)
Annual contract maintenance charges (note 2)	(8,410)	(9,911)	(270,924)	(1,629)	(1,101)	(1,134)	(77,144)	(90,305)
Contingent deferred sales charges (note 2)	(8,902)	(10,393)	(128,412)	(38,652)	(14,107)	(7,596)	(57,688)	(79,166)
Adjustments to maintain reserves	(127)	(73)	(157,119)	49,416	(628)	(383)	868	(1,282)

Net equity transactions	(4,052,695)	(4,581,443)	143,526,561	129,559,818	218,426	87,175	(38,199,347)	(40,977,305)

Net change in contract owners’ equity	(3,005,251)	(2,487,680)	139,718,243	144,471,692	1,938,718	1,053,320	(23,209,841)	(20,022,654)
Contract owners’ equity beginning of period	18,425,972	20,913,652	153,950,501	9,478,809	9,020,221	7,966,901	205,295,564	225,318,218

Contract owners’ equity end of period	$15,420,721	18,425,972	293,668,744	153,950,501	10,958,939	9,020,221	182,085,723	205,295,564

CHANGES IN UNITS:
Beginning units	1,399,614	1,777,747	10,936,799	816,611	502,810	497,419	5,867,088	7,134,701

Units purchased	146,835	204,625	13,048,694	10,735,147	143,330	116,401	292,792	782,410
Units redeemed	(441,188)	(582,758)	(3,422,117)	(614,959)	(138,956)	(111,010)	(1,338,629)	(2,050,023)

Ending units	1,105,261	1,399,614	20,563,376	10,936,799	507,184	502,810	4,821,251	5,867,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTARegS		NBTSocRes		OppBal		OppCapApS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(196,089)	(100,761)	(6,234,194)	(1,846,764)	1,681,503	1,250,830	(1,063,666)	(869,374)
Realized gain (loss) on investments	409,822	100,437	3,869,047	71,171	310,478	598,802	1,745,319	891,357
Change in unrealized gain (loss) on investments	(654,737)	38,281	14,801,627	17,863,233	(9,279,705)	3,992,333	6,879,777	3,574,841
Reinvested capital gains	427,951	506,998	1,439,364	884,270	10,773,436	6,974,232	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(13,053)	544,955	13,875,844	16,971,910	3,485,712	12,816,197	7,561,430	3,596,824

Equity transactions:
Purchase payments received from contract owners (note 3)	4,597,919	4,181,193	172,758,426	92,995,135	3,061,296	4,019,104	6,664,178	8,052,827
Transfers between funds	(4,982,275)	9,716,525	96,742,273	92,986,867	(3,005,472)	(6,688,744)	(4,884,743)	(4,793,449)
Redemptions (note 3)	(986,306)	(295,940)	(14,290,978)	(3,912,510)	(22,129,672)	(27,377,382)	(3,967,446)	(3,747,086)
Annuity benefits	–	–	(4,900)	–	(24,724)	(18,390)	–	–
Annual contract maintenance charges (note 2)	(1,114)	(444)	(417,935)	(6,097)	(54,842)	(64,436)	(7,312)	(7,430)
Contingent deferred sales charges (note 2)	(11,451)	(1,731)	(205,511)	(73,800)	(41,123)	(51,060)	(79,364)	(74,432)
Adjustments to maintain reserves	(689)	(814)	(3,988)	(7,806)	(114)	115	(1,617)	(3,984)

Net equity transactions	(1,383,916)	13,598,789	254,577,387	181,981,789	(22,194,651)	(30,180,793)	(2,276,304)	(573,554)

Net change in contract owners’ equity	(1,396,969)	14,143,744	268,453,231	198,953,699	(18,708,939)	(17,364,596)	5,285,126	3,023,270
Contract owners’ equity beginning of period	18,134,505	3,990,761	232,049,667	33,095,968	137,855,292	155,219,888	64,078,686	61,055,416

Contract owners’ equity end of period	$16,737,536	18,134,505	500,502,898	232,049,667	119,146,353	137,855,292	69,363,812	64,078,686

CHANGES IN UNITS:
Beginning units	1,440,361	345,932	14,567,602	2,318,131	4,523,880	5,647,775	4,129,863	4,173,108

Units purchased	770,522	1,419,257	18,326,427	13,198,217	154,382	247,586	677,935	866,201
Units redeemed	(901,870)	(324,828)	(3,210,898)	(948,746)	(884,936)	(1,371,481)	(825,916)	(909,446)

Ending units	1,309,013	1,440,361	29,683,131	14,567,602	3,793,326	4,523,880	3,981,882	4,129,863

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapAp		OppBdFd		OppGlSec3		OppGlSec4
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,051,833)	(1,022,239)	4,270,510	5,131,960	14,013	(376,095)	(409,508)	(518,084)
Realized gain (loss) on investments	7,994,724	10,711,325	1,158,307	(371,689)	8,615,762	2,801,485	2,279,459	4,003,610
Change in unrealized gain (loss) on investments	4,577,013	(3,008,832)	(2,274,931)	(297,292)	(8,487,804)	8,444,284	(2,392,817)	4,355,053
Reinvested capital gains	–	–	–	–	5,921,773	5,690,652	4,840,272	4,426,282

Net increase (decrease) in contract owners’ equity resulting from operations	11,519,904	6,680,254	3,153,886	4,462,979	6,063,744	16,560,326	4,317,406	12,266,861

Equity transactions:
Purchase payments received from contract owners (note 3)	4,025,527	5,320,567	2,979,705	3,570,240	10,978,070	13,087,967	18,266,347	24,720,041
Transfers between funds	(7,198,506)	(10,663,821)	(437,324)	(2,568,922)	(4,254,366)	8,819,694	(5,839,186)	(12,088,852)
Redemptions (note 3)	(18,459,504)	(23,301,131)	(19,412,680)	(24,748,251)	(21,091,727)	(17,366,251)	(6,786,433)	(3,810,335)
Annuity benefits	(27,553)	(27,271)	(15,406)	(12,493)	(17,312)	(14,436)	–	–
Annual contract maintenance charges (note 2)	(53,097)	(64,375)	(42,756)	(53,118)	(41,927)	(41,627)	(9,984)	(8,403)
Contingent deferred sales charges (note 2)	(65,062)	(79,686)	(35,011)	(46,595)	(74,532)	(71,652)	(85,826)	(75,695)
Adjustments to maintain reserves	(468)	(266)	3,421	3,309	(2,232)	(1,134)	(1,945)	(3,614)

Net equity transactions	(21,778,663)	(28,815,983)	(16,960,051)	(23,855,830)	(14,504,026)	4,412,561	5,542,973	8,733,142

Net change in contract owners’ equity	(10,258,759)	(22,135,729)	(13,806,165)	(19,392,851)	(8,440,282)	20,972,887	9,860,379	21,000,003
Contract owners’ equity beginning of period	99,637,691	121,773,420	116,022,354	135,415,205	121,266,066	100,293,179	94,470,011	73,470,008

Contract owners’ equity end of period	$89,378,932	99,637,691	102,216,189	116,022,354	112,825,784	121,266,066	104,330,390	94,470,011

CHANGES IN UNITS:
Beginning units	6,037,158	7,865,933	5,265,751	6,433,177	5,524,646	5,308,749	6,304,392	5,674,152

Units purchased	374,836	619,129	336,055	412,354	901,762	1,580,530	1,602,889	2,760,014
Units redeemed	(1,606,514)	(2,447,904)	(1,134,998)	(1,579,780)	(1,527,909)	(1,364,633)	(1,245,429)	(2,129,774)

Ending units	4,805,480	6,037,158	4,466,808	5,265,751	4,898,499	5,524,646	6,661,852	6,304,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSec		OppGlSecS		OppHighInc3		OppHighInc4
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$107,501	(820,559)	(64,097)	(124,141)	(3,811)	–	(73,737)	–
Realized gain (loss) on investments	33,187,135	32,888,573	843,896	743,597	(15,415)	–	(193,283)	–
Change in unrealized gain (loss) on investments	(32,914,580)	(4,020,288)	(858,575)	1,316,446	(5,799)	–	(138,069)	–
Reinvested capital gains	13,947,556	16,748,798	1,087,160	1,203,577	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,327,612	44,796,524	1,008,384	3,139,479	(25,025)	–	(405,089)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	64,085	–	(15)	–	59,395	–	2,695,813	–
Transfers between funds	(12,276,553)	(13,070,042)	(1,192,815)	(2,025,595)	468,880	–	7,924,707	–
Redemptions (note 3)	(47,883,816)	(53,302,671)	(1,333,789)	(1,060,555)	(34,749)	–	(728,500)	–
Annuity benefits	(53,984)	(43,850)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(101,227)	(117,849)	(1,787)	(2,218)	(68)	–	(240)	–
Contingent deferred sales charges (note 2)	(60,514)	(85,997)	(18,680)	(20,626)	(7)	–	(14,043)	–
Adjustments to maintain reserves	601	4,272	(466)	(807)	(23)	–	(128)	–

Net equity transactions	(60,311,408)	(66,616,137)	(2,547,552)	(3,109,801)	493,428	–	9,877,609	–

Net change in contract owners’ equity	(45,983,796)	(21,819,613)	(1,539,168)	29,678	468,403	–	9,472,520	–
Contract owners’ equity beginning of period	294,363,114	316,182,727	22,124,575	22,094,897	–	–	–	–

Contract owners’ equity end of period	$248,379,318	294,363,114	20,585,407	22,124,575	468,403	–	9,472,520	–

CHANGES IN UNITS:
Beginning units	7,165,665	8,956,758	967,988	1,118,144	–	–	–	–

Units purchased	78	–	479	239	123,135	–	1,766,260	–
Units redeemed	(1,409,620)	(1,791,093)	(105,874)	(150,395)	(74,212)	–	(774,509)	–

Ending units	5,756,123	7,165,665	862,593	967,988	48,923	–	991,751	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppHighInc		OppHighIncS		OppMStSCap		OppMStSCapS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$46,386	(3,991)	2,270,099	2,391,091	(39,661)	(8,504)	(1,669,977)	(705,070)
Realized gain (loss) on investments	15,202	2,432	(113,025)	(97,084)	115,913	(1,712)	2,322,762	836,351
Change in unrealized gain (loss) on investments	(53,334)	39,501	(2,341,567)	724,880	(399,329)	137,198	(9,482,308)	3,887,706
Reinvested capital gains	–	–	–	–	100,187	–	2,837,156	861,082

Net increase (decrease) in contract owners’ equity resulting from operations	8,254	37,942	(184,493)	3,018,887	(222,890)	126,982	(5,992,367)	4,880,069

Equity transactions:
Purchase payments received from contract owners (note 3)	25,804	15,468	2,507,174	6,678,184	356,322	75,812	43,133,931	27,013,830
Transfers between funds	(313,066)	901,175	(17,858,509)	(337,721)	2,286,190	2,122,494	22,344,161	19,741,710
Redemptions (note 3)	(134,949)	(29,532)	(3,185,760)	(4,320,931)	(603,915)	(47,095)	(4,527,923)	(1,837,853)
Annuity benefits	–	–	(2,979)	(2,988)	(276)	–	–	–
Annual contract maintenance charges (note 2)	(230)	(94)	(2,910)	(3,253)	(1,113)	(155)	(83,951)	(3,373)
Contingent deferred sales charges (note 2)	(208)	(1)	(31,362)	(71,581)	(282)	(57)	(75,353)	(43,621)
Adjustments to maintain reserves	(28)	(4)	(812)	(2,090)	39	(16)	(2,197)	(2,851)

Net equity transactions	(422,677)	887,012	(18,575,158)	1,939,620	2,036,965	2,150,983	60,788,668	44,867,842

Net change in contract owners’ equity	(414,423)	924,954	(18,759,651)	4,958,507	1,814,075	2,277,965	54,796,301	49,747,911
Contract owners’ equity beginning of period	924,954	–	44,460,870	39,502,363	2,277,965	–	70,852,158	21,104,247

Contract owners’ equity end of period	$510,531	924,954	25,701,219	44,460,870	4,092,040	2,277,965	125,648,459	70,852,158

CHANGES IN UNITS:
Beginning units	87,967	–	3,180,409	3,038,153	227,665	–	3,305,000	1,105,896

Units purchased	91,604	94,439	666,017	2,027,069	348,899	257,275	3,945,305	2,703,482
Units redeemed	(130,325)	(6,472)	(1,968,851)	(1,884,813)	(157,812)	(29,610)	(1,200,213)	(504,378)

Ending units	49,246	87,967	1,877,575	3,180,409	418,752	227,665	6,050,092	3,305,000

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMSt		OppMStS		OppMidCap		PioSmCapV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(94,475)	(47,270)	(3,558,101)	(1,528,476)	(240,177)	(305,748)	–	4,025
Realized gain (loss) on investments	2,190,869	1,773,554	8,289,626	–	1,172,555	3,164,559	–	(155,622)
Change in unrealized gain (loss) on investments	(1,174,857)	1,860,960	(3,241,859)	19,680,869	7,421	(2,431,174)	–	(151,881)
Reinvested capital gains	–	–	–	–	–	–	–	333,283

Net increase (decrease) in contract owners’ equity resulting from operations	921,537	3,587,244	1,489,666	18,152,393	939,799	427,637	–	29,805

Equity transactions:
Purchase payments received from contract owners (note 3)	1,963,139	2,073,565	136,524,143	86,721,062	1,388,265	1,990,210	–	175,187
Transfers between funds	96,324	64,235	41,566,777	81,234,646	(1,907,552)	(6,645,482)	–	(1,439,840)
Redemptions (note 3)	(5,751,994)	(5,722,488)	(12,264,290)	(5,705,191)	(3,132,552)	(5,246,648)	–	(2,723)
Annuity benefits	(13,036)	(5,239)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(14,617)	(15,876)	(311,701)	(7,209)	(13,679)	(16,944)	–	(56)
Contingent deferred sales charges (note 2)	(22,732)	(27,417)	(198,454)	(112,644)	(19,771)	(28,047)	–	–
Adjustments to maintain reserves	997	(152)	(5,081)	(9,185)	(142)	(217)	–	(17)

Net equity transactions	(3,741,919)	(3,633,372)	165,311,394	162,121,479	(3,685,431)	(9,947,128)	–	(1,267,449)

Net change in contract owners’ equity	(2,820,382)	(46,128)	166,801,060	180,273,872	(2,745,632)	(9,519,491)	–	(1,237,644)
Contract owners’ equity beginning of period	29,086,470	29,132,598	236,003,634	55,729,762	19,465,941	28,985,432	–	1,237,644

Contract owners’ equity end of period	$26,266,088	29,086,470	402,804,694	236,003,634	16,720,309	19,465,941	–	–

CHANGES IN UNITS:
Beginning units	2,841,846	3,231,392	14,409,505	3,831,295	3,147,364	4,765,383	–	80,124

Units purchased	553,940	594,621	13,464,733	11,493,472	325,096	1,008,584	–	30,999
Units redeemed	(908,677)	(984,167)	(3,859,869)	(915,262)	(896,410)	(2,626,603)	–	(111,123)

Ending units	2,487,109	2,841,846	24,014,369	14,409,505	2,576,050	3,147,364	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PioVSmCapV		PVTGroInc		PVTIntlEq		PVTVoygr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(4,220)	(6,281)	(23,689)	(4,912)	23,236	(14,526)	(42,282)	(43,005)
Realized gain (loss) on investments	(11,971)	(4,050)	196,292	259,374	125,163	31,067	172,829	95,509
Change in unrealized gain (loss) on investments	(385,889)	68,855	(1,946,049)	675,415	(244,489)	351,798	(42,275)	35,601
Reinvested capital gains	299,112	42,374	1,219,908	209,015	210,562	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(102,968)	100,898	(553,538)	1,138,892	114,472	368,339	88,272	88,105

Equity transactions:
Purchase payments received from contract owners (note 3)	25,508	11,604	78,232	121,759	–	–	15,004	37,816
Transfers between funds	(33,794)	1,383,266	(620,149)	(706,154)	(161,735)	(29,481)	(229,217)	(519,877)
Redemptions (note 3)	(56,766)	(153,979)	(760,481)	(728,783)	(184,528)	(62,235)	(356,133)	(289,662)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(96)	(62)	(1,016)	(1,246)	(157)	(150)	(376)	(498)
Contingent deferred sales charges (note 2)	–	–	(15,079)	(12,362)	(4,199)	(1,073)	(12,418)	(5,915)
Adjustments to maintain reserves	(1)	(19)	(322)	(715)	16	(234)	(266)	(366)

Net equity transactions	(65,149)	1,240,810	(1,318,815)	(1,327,501)	(350,603)	(93,173)	(583,406)	(778,502)

Net change in contract owners’ equity	(168,117)	1,341,708	(1,872,353)	(188,609)	(236,131)	275,166	(495,134)	(690,397)
Contract owners’ equity beginning of period	1,341,708	–	8,748,454	8,937,063	1,761,143	1,485,977	2,766,251	3,456,648

Contract owners’ equity end of period	$1,173,591	1,341,708	6,876,101	8,748,454	1,525,012	1,761,143	2,271,117	2,766,251

CHANGES IN UNITS:
Beginning units	124,148	–	551,603	644,011	87,538	92,906	213,216	276,236

Units purchased	6,820	142,795	16,334	46,906	3,847	–	27,232	47,677
Units redeemed	(13,071)	(18,647)	(99,056)	(139,314)	(20,348)	(5,368)	(72,005)	(110,697)

Ending units	117,897	124,148	468,881	551,603	71,037	87,538	168,443	213,216

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRoeBlChip2		TRowEqInc2		TRowLtdTBd2		DrySRGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,569,018)	(174,205)	(23,766)	(8,384)	378,387	130,158	(618,117)	(1,058,429)
Realized gain (loss) on investments	1,053,580	130,049	1,048,729	44,978	855	(6,691)	(4,934,921)	(8,679,844)
Change in unrealized gain (loss) on investments	9,175,145	1,536,062	(5,255,297)	3,857,050	241,676	47,408	10,518,224	15,984,293
Reinvested capital gains	–	–	4,427,360	1,294,029	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,659,707	1,491,906	197,026	5,187,673	620,918	170,875	4,965,186	6,246,020

Equity transactions:
Purchase payments received from contract owners (note 3)	44,889,392	8,736,935	26,252,958	21,170,874	9,270,073	5,001,933	2,967,102	3,942,461
Transfers between funds	61,775,612	6,123,422	1,470,811	15,340,205	13,839,582	1,364,625	(4,928,781)	(5,868,536)
Redemptions (note 3)	(4,007,375)	(613,356)	(5,737,988)	(1,014,358)	(1,346,062)	(305,605)	(13,039,667)	(16,766,355)
Annuity benefits	–	–	(4,222)	(670)	–	–	(2,996)	(6,022)
Annual contract maintenance charges (note 2)	(86,315)	(718)	(5,633)	(1,554)	(1,500)	(207)	(60,604)	(73,590)
Contingent deferred sales charges (note 2)	(49,070)	(5,020)	(47,203)	(9,775)	(6,230)	(935)	(41,484)	(67,954)
Adjustments to maintain reserves	(1,604)	(1,057)	(1,162)	(1,739)	1,658	(1,064)	(2,861)	(830)

Net equity transactions	102,520,640	14,240,206	21,927,561	35,482,983	21,757,521	6,058,747	(15,109,291)	(18,840,826)

Net change in contract owners’ equity	111,180,347	15,732,112	22,124,587	40,670,656	22,378,439	6,229,622	(10,144,105)	(12,594,806)
Contract owners’ equity beginning of period	22,408,234	6,676,122	54,239,140	13,568,484	9,206,800	2,977,178	82,473,877	95,068,683

Contract owners’ equity end of period	$133,588,581	22,408,234	76,363,727	54,239,140	31,585,239	9,206,800	72,329,772	82,473,877

CHANGES IN UNITS:
Beginning units	1,860,568	596,546	4,412,317	1,288,795	897,335	297,273	3,504,269	4,359,987

Units purchased	9,459,193	1,577,178	3,579,944	3,549,455	2,462,859	800,442	140,091	220,179
Units redeemed	(1,264,442)	(313,156)	(1,863,738)	(425,933)	(375,589)	(200,380)	(757,207)	(1,075,897)

Ending units	10,055,319	1,860,568	6,128,523	4,412,317	2,984,605	897,335	2,887,153	3,504,269

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldBdR1		VEWrldBd		VEWrldEMktR1		VEWrldEMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$353,900	475,515	1,058,302	1,829,223	(295,139)	(159,197)	(386,311)	(280,134)
Realized gain (loss) on investments	(195,683)	(233,304)	(457,001)	(577,963)	3,358,355	1,523,556	6,302,960	5,020,480
Change in unrealized gain (loss) on investments	502,780	138,245	957,901	(88,888)	1,029,821	3,126,469	(536,696)	4,165,084
Reinvested capital gains	–	–	–	–	4,720,791	1,655,963	7,864,824	4,059,314

Net increase (decrease) in contract owners’ equity resulting from operations	660,997	380,456	1,559,202	1,162,372	8,813,828	6,146,791	13,244,777	12,964,744

Equity transactions:
Purchase payments received from contract owners (note 3)	585,309	598,469	33	1,016	1,557,545	1,385,845	61,761	10,392
Transfers between funds	1,325,285	762,085	(789,366)	(1,510,207)	4,471,559	5,733,378	(3,266,318)	(3,827,441)
Redemptions (note 3)	(1,419,562)	(971,018)	(3,619,530)	(4,655,526)	(4,428,298)	(2,646,848)	(8,036,349)	(6,129,821)
Annuity benefits	–	–	(2,401)	(2,378)	(4,205)	(1,583)	(25,209)	(8,187)
Annual contract maintenance charges (note 2)	(1,885)	(1,882)	(9,360)	(11,864)	(8,265)	(6,277)	(17,603)	(18,601)
Contingent deferred sales charges (note 2)	(2,748)	(3,254)	(2,787)	(7,972)	(9,717)	(8,113)	(10,463)	(18,699)
Adjustments to maintain reserves	(67)	(49)	477	648	1,011	76	4,999	1,461

Net equity transactions	486,332	384,351	(4,422,934)	(6,186,283)	1,579,630	4,456,478	(11,289,182)	(9,990,896)

Net change in contract owners’ equity	1,147,329	764,807	(2,863,732)	(5,023,911)	10,393,458	10,603,269	1,955,595	2,973,848
Contract owners’ equity beginning of period	7,763,189	6,998,382	21,985,964	27,009,875	25,026,007	14,422,738	42,401,288	39,427,440

Contract owners’ equity end of period	$8,910,518	7,763,189	19,122,232	21,985,964	35,419,465	25,026,007	44,356,883	42,401,288

CHANGES IN UNITS:
Beginning units	690,934	653,908	1,107,173	1,440,459	1,106,434	877,819	2,079,717	2,663,102

Units purchased	316,826	335,216	–	54	822,360	807,066	–	28
Units redeemed	(275,857)	(298,190)	(217,326)	(333,340)	(776,536)	(578,451)	(479,782)	(583,413)

Ending units	731,903	690,934	889,847	1,107,173	1,152,258	1,106,434	1,599,935	2,079,717

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldHAsR1		VEWrldHAs		VKUCorPlus		VKUCorPlus2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(480,374)	(445,366)	(638,683)	(637,107)	65,016	3,055	3,602,936	1,193,567
Realized gain (loss) on investments	3,935,670	5,498,525	6,186,747	7,290,360	17,379	(5,881)	(42,096)	(400)
Change in unrealized gain (loss) on investments	5,938,356	(1,083,256)	7,046,890	817,332	24,449	20,028	3,634,710	328,513
Reinvested capital gains	4,275,584	1,932,012	6,400,431	2,999,882	–	1,099	–	306,481

Net increase (decrease) in contract owners’ equity resulting from operations	13,669,236	5,901,915	18,995,385	10,470,467	106,844	18,301	7,195,550	1,828,161

Equity transactions:
Purchase payments received from contract owners (note 3)	1,673,206	2,065,709	(147)	17,406	245,605	45,355	90,733,170	46,844,551
Transfers between funds	2,203,387	2,321,399	(2,798,775)	(4,549,961)	2,222,183	1,369,635	83,043,132	46,098,453
Redemptions (note 3)	(5,183,512)	(5,508,611)	(6,481,955)	(7,213,857)	(432,077)	(16,757)	(7,534,522)	(2,264,744)
Annuity benefits	(2,020)	(1,644)	(9,427)	(8,175)	–	–	–	–
Annual contract maintenance charges (note 2)	(10,338)	(10,616)	(19,103)	(21,176)	(740)	(86)	(200,588)	(1,882)
Contingent deferred sales charges (note 2)	(9,290)	(9,717)	(4,895)	(14,404)	(196)	–	(106,087)	(35,165)
Adjustments to maintain reserves	(411)	(226)	3,363	2,845	(156)	(24)	(2,904)	(5,007)

Net equity transactions	(1,328,978)	(1,143,706)	(9,310,939)	(11,787,322)	2,034,619	1,398,123	165,932,201	90,636,206

Net change in contract owners’ equity	12,340,258	4,758,209	9,684,446	(1,316,855)	2,141,463	1,416,424	173,127,751	92,464,367
Contract owners’ equity beginning of period	33,730,087	28,971,878	48,721,337	50,038,192	1,416,424	–	113,144,737	20,680,370

Contract owners’ equity end of period	$46,070,345	33,730,087	58,405,783	48,721,337	3,557,887	1,416,424	286,272,488	113,144,737

CHANGES IN UNITS:
Beginning units	1,470,219	1,551,985	1,340,984	1,699,058	136,094	–	10,572,601	1,959,026

Units purchased	733,623	1,192,380	–	1,196	299,366	171,065	17,222,645	9,356,263
Units redeemed	(803,494)	(1,274,146)	(222,737)	(359,270)	(106,950)	(34,971)	(1,908,189)	(742,688)

Ending units	1,400,348	1,470,219	1,118,247	1,340,984	328,510	136,094	25,887,057	10,572,601

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUEmMkt2		VKUUSRE		VKUUSRE2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$490,613	771,102	128,297	171,857	(478,010)	(492,343)	(659,517)	(515,975)
Realized gain (loss) on investments	(110,214)	168,220	(39,384)	(15,020)	38,936,051	19,553,508	12,497,447	5,011,279
Change in unrealized gain (loss) on investments	(238,725)	(267,286)	(55,822)	4,511	(83,713,845)	29,064,115	(41,769,776)	17,752,662
Reinvested capital gains	256,821	198,048	69,222	45,299	15,636,180	12,898,400	9,597,092	5,982,846

Net increase (decrease) in contract owners’ equity resulting from operations	398,495	870,084	102,313	206,647	(29,619,624)	61,023,680	(20,334,754)	28,230,812

Equity transactions:
Purchase payments received from contract owners (note 3)	(13)	89	(65)	–	5,875,599	7,009,648	20,486,120	24,243,217
Transfers between funds	(1,085,960)	(1,271,160)	(231,100)	(212,492)	(42,565,173)	(12,693)	(27,023,886)	931,702
Redemptions (note 3)	(1,739,155)	(2,709,903)	(295,201)	(172,118)	(30,308,534)	(33,197,542)	(7,783,265)	(5,359,922)
Annuity benefits	–	–	–	–	(14,143)	(9,881)	(10,721)	(5,605)
Annual contract maintenance charges (note 2)	(4,305)	(5,696)	(261)	(342)	(68,065)	(75,427)	(11,149)	(10,423)
Contingent deferred sales charges (note 2)	(1,774)	(4,951)	(6,665)	(2,809)	(53,891)	(84,899)	(120,741)	(102,988)
Adjustments to maintain reserves	(24)	16	(176)	(366)	1,090	6,282	(1,037)	(2,189)

Net equity transactions	(2,831,231)	(3,991,605)	(533,468)	(388,127)	(67,133,117)	(26,364,512)	(14,464,679)	19,693,792

Net change in contract owners’ equity	(2,432,736)	(3,121,521)	(431,155)	(181,480)	(96,752,741)	34,659,168	(34,799,433)	47,924,604
Contract owners’ equity beginning of period	9,413,461	12,534,982	2,396,495	2,577,975	218,341,461	183,682,293	116,727,176	68,802,572

Contract owners’ equity end of period	$6,980,725	9,413,461	1,965,340	2,396,495	121,588,720	218,341,461	81,927,743	116,727,176

CHANGES IN UNITS:
Beginning units	498,158	725,492	145,536	171,015	3,810,701	4,368,496	4,145,461	3,310,194

Units purchased	–	5	4	878	397,450	829,233	1,492,789	2,036,989
Units redeemed	(146,707)	(227,339)	(31,681)	(26,357)	(1,616,108)	(1,387,028)	(2,069,345)	(1,201,722)

Ending units	351,451	498,158	113,859	145,536	2,592,043	3,810,701	3,568,905	4,145,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VicDivrStk		WFVDisc		WFVLgCoGro		WFVMMrkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,868)	(9,916)	(955,911)	(933,893)	(2,929)	(2,756)	535	2,359
Realized gain (loss) on investments	6,827	25,142	5,574,290	3,595,515	1,146	194	–	–
Change in unrealized gain (loss) on investments	189	70,173	8,715,338	5,897,547	8,869	2,873	–	–
Reinvested capital gains	82,411	24,629	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	81,559	110,028	13,333,717	8,559,169	7,086	311	535	2,359

Equity transactions:
Purchase payments received from contract owners (note 3)	21,666	123,893	966,397	1,176,127	–	1,400	611,166	15,051,627
Transfers between funds	(1,786)	(40,527)	(2,103,615)	(940,787)	–	–	(535,087)	(13,968,889)
Redemptions (note 3)	(7,632)	(81,832)	(11,056,240)	(10,351,662)	(7,517)	(2,248)	(76,167)	(1,079,077)
Annuity benefits	–	–	(18,780)	(14,023)	–	–	–	–
Annual contract maintenance charges (note 2)	(189)	(199)	(31,618)	(35,066)	(43)	(42)	(30)	–
Contingent deferred sales charges (note 2)	(266)	(1,263)	(10,297)	(17,066)	(348)	(45)	–	–
Adjustments to maintain reserves	(11)	(98)	(1,381)	(392,909)	(21)	(26)	113	337

Net equity transactions	11,782	(26)	(12,255,534)	(10,575,386)	(7,929)	(961)	(5)	3,998

Net change in contract owners’ equity	93,341	110,002	1,078,183	(2,016,217)	(843)	(650)	530	6,357
Contract owners’ equity beginning of period	969,737	859,735	68,737,836	70,754,053	137,213	137,863	17,055	10,698

Contract owners’ equity end of period	$1,063,078	969,737	69,816,019	68,737,836	136,370	137,213	17,585	17,055

CHANGES IN UNITS:
Beginning units	65,321	64,852	2,138,630	2,486,339	13,143	13,234	1,635	1,058

Units purchased	1,779	9,226	80,276	148,193	–	135	58,314	1,683,830
Units redeemed	(1,022)	(8,757)	(424,942)	(495,902)	(741)	(226)	(58,317)	(1,683,253)

Ending units	66,078	65,321	1,793,964	2,138,630	12,402	13,143	1,632	1,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFVOpp		WFVSmMdCV		WFTotRetBd
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,392,205)	(4,650,382)	(1)	–	768	691
Realized gain (loss) on investments	7,758,603	3,746,830	1	–	(1)	(2)
Change in unrealized gain (loss) on investments	(32,879,682)	(1,783,769)	9	–	325	(124)
Reinvested capital gains	45,422,273	37,907,571	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,908,989	35,220,250	9	–	1,092	565

Equity transactions:
Purchase payments received from contract owners (note 3)	6,610,961	7,927,891	372	–	–	–
Transfers between funds	(16,577,163)	(20,188,624)	(10)	–	–	–
Redemptions (note 3)	(51,566,086)	(61,448,279)	–	–	–	–
Annuity benefits	(60,812)	(56,229)	–	–	–	–
Annual contract maintenance charges
(note 2)	(138,185)	(164,013)	–	–	–	–
Contingent deferred sales charges
(note 2)	(74,200)	(132,291)	–	–	–	–
Adjustments to maintain reserves	66,243	377,238	(3)	–	(1)	(3)

Net equity transactions	(61,739,242)	(73,684,307)	359	–	(1)	(3)

Net change in contract owners’ equity	(43,830,253)	(38,464,057)	368	–	1,091	562
Contract owners’ equity beginning of period	335,256,272	373,720,329	–	–	21,981	21,419

Contract owners’ equity end of period	$291,426,019	335,256,272	368	–	23,072	21,981

CHANGES IN UNITS:
Beginning units	7,005,669	8,710,393	–	–	2,116	2,116

Units purchased	173,167	239,865	40	–	–	–
Units redeemed	(1,421,171)	(1,944,589)	(1)	–	–	–

Ending units	5,757,665	7,005,669	39	–	2,116	2,116

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1) Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

Alger American Balanced Portfolio – Class S Shares (AlgerBal)

Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class II (ACVPInt2)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – International Fund – Class IV (ACVPInt4)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Ultra® Fund – Class II (ACVPUltra2)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – Value Fund – Class II (ACVPVal2)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the American Funds Insurance Series® (American Funds IS);

American Funds IS – Growth Fund – Class 1 (AFGrowth)

American Funds IS – High-Income Bond Fund – Class 1 (AFHiInc)

American Funds IS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AFUSGvt)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr)*

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap)*

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr)*

Charles Schwab Money Market Portfolio (ChScMM)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)

Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS)

Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)

Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)*

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)*

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)*

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)*

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)*

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)*

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)*

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (formerly Neuberger Berman AMT –Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Value Series – Service Class (MFSValueS)

MTB Large Cap Growth Fund II (MTBLgCapGr)

MTB Large Cap Value Fund II (MTBLgCapV)

MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr)

MTB Managed Allocation Fund – Conservative Growth II (MTBConGr)

MTB Managed Allocation Fund – Moderate Growth II (MTBModGr)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT)(formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class II (NVITEmMrkts2)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Gartmore Global Utilities Fund – Class II (NVITGlUtl2)

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Financial Services Fund – Class II (NVITGlFin2)

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class II (NVITGlHlth2)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Health Sciences Fund – Class VI (NVITGlHlth6)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class II (NVITGlTech2)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Global Technology and Communications Fund – Class VI (NVITGlTech6)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8)

Nationwide VIT – International Value Fund – Class II (NVITIntVal2)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Growth Fund – Class II (NVITMdCpGr2)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

(formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

(formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

(formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3)

Nationwide VIT – U.S. Growth Leaders Fund – Class II (NVITUSGro2)

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3)

Nationwide VIT – Van Kampen Comstock Value Fund – Class II (NVITVKVal2)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – Class S (NBTAMCGrS)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Main Street ® – Service Class (OppMStS)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV2)*

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer Small Cap Value Portfolio – Class I Shares (PioVSmCapV)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II (StVIFIntStk2)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Turner GVIT Growth Focus Fund – Class III (TurnGrowth3)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Bond Fund – Class R1 (VEWrldBdR1)

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKUEmMkt2)

Van Kampen UIF – Global Real Estate Portfolio – Class II (VKUGlobRE)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUUSRE2)

Portfolio of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Asset Allocation Fund (WFVAsAlloc)*

Wells Fargo AVT – Discovery FundSM (WFVDisc)

Wells Fargo AVT – Large Company Growth Fund (WFVLgCoGro)

Wells Fargo AVT – Money Market Fund (WFVMMrkt)

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

Wells Fargo AVT – Small Cap Growth Fund (WFVSmCpGr)*

Wells Fargo AVT – Small Mid Cap Value Fund (WFVSmMdCV)

Wells Fargo AVT – Total Return Bond Fund (WFTotRetBd)

*At December 31, 2007, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.30%	0.50%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.35%	0.55%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	0.45%(12)	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Capital Preservation Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Lifetime Income Option(13)	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Spousal Continuation Benefit Option	–	–	–	0.15%	0.15%	0.15%	0.15%	–	0.15%	0.15%	–
Extra Value Option (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.05%	4.10%	4.10%	3.55%	3.00%	3.65%	3.40%	2.20%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3)	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.
(12)	Available beginning May 1, 2007 or a later date if state law requires.
(13)

 Currently, the charge associated with the Lifetime Income Option is equal to a maximum of 0.70% of the current  income base, dependent on contract type and specific option selected, and is assessed through a reduction of units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlVGrIncB	AlVSmMdCpB
0.80%	$291,423	2	82	153	–	–	–	–
0.95%	423,578	1,525	1,695	1,774	465	1,597	2,768	2,075
1.05%	393,758	1,190	2,972	736	2,018	4,602	3,290	4,626
1.10%	758,573	4,334	782	1,607	–	–	656	346
1.15%	19,402,730	91,043	28,503	45,571	–	–	31,577	11,586
1.20%	181,965	1,913	44	261	–	–	1,159	167
1.25%	3,518,307	33,185	5,864	13,744	–	–	26,059	6,340
1.30%	77,514,916	4,970	3,032	17,869	–	–	2,191	1,318
1.35%	5,132,831	20,978	2,154	10,166	–	275	106	–
1.40%	37,480,633	12,026	8,019	9,204	–	33	10,098	1,257
1.45%	5,352,300	23,696	10,055	17,850	131	1,035	25,165	5,073
1.50%	4,196,626	44,198	10,143	11,264	–	–	24,025	5,335
1.55%	18,843,625	127,500	34,312	55,029	–	–	52,498	25,743
1.60%	1,738,571	14,022	1,989	5,414	–	–	7,370	4,135
1.65%	10,641,124	55,055	8,068	25,528	–	–	20,336	4,561
1.70%	2,379,957	31,567	10,076	7,604	–	–	14,452	12,000
1.75%	32,865,734	81,227	27,400	34,844	–	–	18,142	3,036
1.80%	8,786,014	77,122	22,180	24,550	–	91	36,597	28,671
1.85%	3,760,100	32,171	13,310	12,531	–	–	9,805	5,778
1.90%	2,464,103	9,293	7,047	2,747	–	–	9,305	1,654
1.95%	6,537,305	13,318	10,133	12,834	–	–	5,496	7,346
2.00%	15,667,867	31,282	9,606	15,853	–	–	4,125	1,650
2.05%	4,740,605	59,557	10,119	15,555	–	–	12,208	8,687
2.10%	4,148,721	16,382	4,328	12,481	–	–	5,238	959
2.15%	10,625,321	22,241	8,812	26,768	–	–	3,045	862
2.20%	3,568,624	5,084	1,081	4,494	–	–	1,740	104
2.25%	5,183,368	20,935	8,617	3,399	–	–	2,544	241
2.30%	1,755,818	10,300	3,383	7,090	–	–	5,106	–
2.35%	22,039,382	10,423	5,489	7,558	–	–	74	–
2.40%	2,207,398	4,100	2,352	2,608	–	–	1,166	319
2.45%	1,590,653	2,256	1,038	5,541	–	–	–	–
2.50%	641,274	3,395	3,454	2,410	–	–	209	–
2.55%	2,677,176	1,912	602	4,083	–	–	1,173	–
2.60%	1,343,046	2,561	1,780	342	–	–	895	–
2.65%	238,178	714	–	67	–	–	–	–
2.70%	850,092	535	175	3,123	–	–	–	–
2.75%	244,140	45	92	6,099	–	–	–	–
2.80%	195,534	603	1,018	179	–	–	227	–
2.85%	25,353	–	104	–	–	–	–	–
2.90%	250,918	–	–	–	–	–	444	–
2.95%	45,727	360	366	474	–	–	–	–
3.00%	64,076	–	–	140	–	–	–	–
3.05%	29,732	–	–	–	–	–	–	–
3.10%	50,544	–	–	–	–	–	–	–
3.15%	11,366	–	–	–	–	–	–	–
3.20%	625	–	–	–	–	–	–	–
3.25%	14,803	–	–	–	–	–	–	–

Totals	$320,874,514	873,020	270,276	429,544	2,614	7,633	339,289	143,869

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
0.80%	$1,924	2,376	813	–	247	2,313	–	1,792
0.95%	–	–	–	8,331	9,488	–	143	–
1.05%	–	–	–	7,374	4,975	–	–	–
1.10%	–	–	–	76	2,348	–	225	–
1.15%	–	–	–	27,349	116,800	–	9,639	–
1.20%	–	–	–	248	620	–	332	–
1.25%	–	–	–	10,456	45,007	–	5,561	–
1.30%	665,181	1,539,325	358,449	–	112,620	486,772	62	347,488
1.35%	–	–	–	478	24,312	–	–	–
1.40%	351,097	367,396	142,309	4,220	80,546	365,258	684	102,918
1.45%	–	–	–	10,633	63,753	–	5,532	–
1.50%	–	–	–	6,294	31,993	–	6,166	–
1.55%	–	–	–	41,823	174,550	–	4,550	–
1.60%	–	–	–	1,959	13,187	–	3,064	–
1.65%	–	–	–	12,715	57,809	–	1,988	–
1.70%	–	–	–	3,414	12,654	–	2,005	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
1.75%	–	–	–	7,129	95,978	–	505	–
1.80%	–	–	–	22,872	71,667	–	3,699	–
1.85%	–	–	–	8,689	26,222	–	1,864	–
1.90%	–	–	–	3,375	3,156	–	406	–
1.95%	–	–	–	7,774	21,835	–	348	–
2.00%	–	–	–	4,770	35,000	–	–	–
2.05%	–	–	–	2,502	23,498	–	3,088	–
2.10%	–	–	–	12,078	39,104	–	871	–
2.15%	–	–	–	1,032	19,513	–	633	–
2.20%	–	–	–	2,281	11,823	–	–	–
2.25%	–	–	–	542	11,361	–	–	–
2.30%	–	–	–	445	12,995	–	–	–
2.35%	–	–	–	491	8,721	–	–	–
2.40%	–	–	–	236	1,522	–	–	–
2.45%	–	–	–	–	2,140	–	–	–
2.50%	–	–	–	252	1,312	–	–	–
2.55%	–	–	–	295	3,125	–	–	–
2.60%	–	–	–	917	778	–	–	–
2.65%	–	–	–	341	151	–	–	–
2.70%	–	–	–	–	1,433	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	40	–	–	–	–
2.85%	–	–	–	107	42	–	–	–
2.90%	–	–	–	–	362	–	–	–
2.95%	–	–	–	–	14	–	–	–
3.00%	–	–	–	–	94	–	–	–
3.05%	–	–	–	–	15	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,018,202	1,909,097	501,571	211,538	1,142,770	854,343	51,365	452,198

	ACVPInt4	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
0.80%	$–	1,229	–	133	–	5,925	–	370
0.95%	1,760	–	–	–	877	–	7,549	–
1.05%	2,630	–	–	–	3,094	–	15,720	–
1.10%	1,835	–	887	–	503	–	6,042	–
1.15%	33,136	–	56,033	–	20,822	–	250,015	–
1.20%	158	–	38	–	915	–	654	–
1.25%	8,846	–	7,572	–	8,017	–	68,789	–
1.30%	68	59,127	48	39,353	24	1,294,647	2,021	48,411
1.35%	7,416	–	17,964	–	5,320	–	84,209	–
1.40%	3,354	28,730	13,110	16,091	2,711	594,771	52,232	26,824
1.45%	18,048	–	28,303	–	8,100	–	99,921	–
1.50%	4,099	–	14,682	–	10,463	–	50,879	–
1.55%	38,913	–	69,424	–	28,301	–	215,114	–
1.60%	4,987	–	4,496	–	6,414	–	23,516	–
1.65%	8,490	–	22,520	–	17,355	–	131,519	–
1.70%	3,020	–	2,993	–	17,462	–	26,605	–
1.75%	12,782	–	54,642	–	21,101	–	141,923	–
1.80%	21,572	–	29,414	–	17,164	–	133,644	–
1.85%	9,857	–	9,412	–	7,239	–	42,475	–
1.90%	3,365	–	1,691	–	5,096	–	18,994	–
1.95%	5,058	–	12,798	–	8,570	–	29,135	–
2.00%	6,770	–	19,504	–	8,318	–	42,629	–
2.05%	5,215	–	4,799	–	11,819	–	46,975	–
2.10%	1,038	–	28,881	–	7,029	–	21,433	–
2.15%	905	–	17,600	–	17,682	–	50,091	–
2.20%	869	–	25,191	–	2,418	–	11,257	–
2.25%	878	–	3,787	–	10,653	–	25,660	–
2.30%	230	–	5,460	–	2,677	–	12,361	–
2.35%	885	–	7,801	–	5,714	–	31,773	–
2.40%	327	–	7,038	–	806	–	20,808	–
2.45%	1,679	–	592	–	880	–	29,879	–
2.50%	–	–	665	–	5,161	–	7,229	–
2.55%	225	–	340	–	1,417	–	3,247	–
2.60%	13	–	2,220	–	428	–	2,536	–
2.65%	1,022	–	116	–	292	–	847	–
2.70%	169	–	1,673	–	556	–	3,800	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
2.75%	837	–	–	–	168	–	226	–
2.80%	207	–	40	–	602	–	3,037	–
2.85%	–	–	–	–	199	–	35	–
2.90%	–	–	99	–	86	–	836	–
2.95%	–	–	–	–	–	–	95	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$210,663	89,086	471,833	55,577	266,453	1,895,343	1,715,710	75,605

	ACVPVista2	AFGrowth	AFHiInc	AFUSGvt	ChScMM	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr
0.80%	$–	–	–	–	–	131	532	2,593
0.95%	1,174	–	–	–	99,529	–	–	–
1.05%	400	–	–	–	90,317	–	–	–
1.10%	756	–	–	–	–	–	–	–
1.15%	21,568	–	–	–	–	–	–	–
1.20%	3	–	–	–	–	–	–	–
1.25%	1,247	–	–	–	–	–	–	–
1.30%	42	245,552	18,781	21,089	–	34,034	275,785	643,858
1.35%	5,845	–	–	–	2,514	–	–	–
1.40%	6,063	–	–	–	599	18,819	275,217	344,940
1.45%	10,369	–	–	–	2,349	–	–	–
1.50%	5,948	–	–	–	–	–	–	–
1.55%	27,107	–	–	–	1,194	–	–	–
1.60%	2,746	–	–	–	–	–	–	–
1.65%	14,489	–	–	–	–	–	–	–
1.70%	3,627	–	–	–	–	–	–	–
1.75%	20,094	–	–	–	–	–	–	–
1.80%	20,415	–	–	–	–	–	–	–
1.85%	8,094	–	–	–	491	–	–	–
1.90%	2,271	–	–	–	–	–	–	–
1.95%	11,694	–	–	–	–	–	–	–
2.00%	9,781	–	–	–	–	–	–	–
2.05%	6,135	–	–	–	–	–	–	–
2.10%	14,088	–	–	–	–	–	–	–
2.15%	25,106	–	–	–	–	–	–	–
2.20%	22,591	–	–	–	–	–	–	–
2.25%	3,055	–	–	–	–	–	–	–
2.30%	6,355	–	–	–	–	–	–	–
2.35%	3,558	–	–	–	–	–	–	–
2.40%	2,501	–	–	–	–	–	–	–
2.45%	10,149	–	–	–	–	–	–	–
2.50%	1,006	–	–	–	–	–	–	–
2.55%	3,226	–	–	–	–	–	–	–
2.60%	444	–	–	–	–	–	–	–
2.65%	121	–	–	–	–	–	–	–
2.70%	599	–	–	–	–	–	–	–
2.75%	104	–	–	–	–	–	–	–
2.80%	1,845	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	684	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$275,300	245,552	18,781	21,089	196,993	52,984	551,534	991,391

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryIPSmCap	DryStkIx	DryStklxS	DryVApp	DryVAppS	DryVDevLdS	DryVGroInc	FedAmLeadS
0.80%	$486	13,166	–	1,732	–	–	1,491	–
0.95%	4,414	–	28,474	–	4,515	1,274	–	83
1.05%	4,731	–	19,362	–	2,807	252	–	8
1.10%	744	–	4,771	–	1,239	14	–	–
1.15%	89,102	–	344,978	–	49,008	12,140	–	2,651
1.20%	888	–	3,438	–	–	–	–	–
1.25%	23,794	–	78,680	–	15,832	1,665	–	2,403
1.30%	198,599	4,397,407	2,412	422,078	857	–	276,247	–
1.35%	21,528	–	65,215	–	6,329	105	–	–
1.40%	84,019	2,553,871	31,422	197,161	5,028	2,169	150,432	951
1.45%	36,221	–	124,444	–	16,854	2,886	–	1,865
1.50%	15,178	–	81,233	–	16,548	2,371	–	1,910
1.55%	94,236	–	271,505	–	59,217	8,557	–	8,452
1.60%	8,506	–	39,859	–	2,721	867	–	2,138
1.65%	27,000	–	137,622	–	31,156	1,900	–	2,561
1.70%	6,817	–	19,952	–	6,810	2,068	–	1,782
1.75%	33,669	–	149,329	–	30,439	2,934	–	258
1.80%	53,509	–	99,088	–	20,554	3,844	–	1,983
1.85%	12,104	–	53,323	–	13,495	1,143	–	490
1.90%	2,876	–	16,925	–	5,567	223	–	704
1.95%	8,875	–	34,769	–	10,912	2,241	–	2,088
2.00%	13,523	–	76,358	–	12,178	121	–	202
2.05%	6,071	–	66,333	–	8,398	2,419	–	796
2.10%	8,353	–	26,429	–	7,320	239	–	173
2.15%	3,403	–	32,843	–	10,234	–	–	1,812
2.20%	5,818	–	14,992	–	2,769	–	–	70
2.25%	733	–	27,835	–	6,946	3,847	–	1,080
2.30%	3,004	–	7,193	–	5,216	–	–	41
2.35%	1,874	–	19,480	–	2,716	–	–	43
2.40%	1,711	–	15,177	–	2,392	300	–	93
2.45%	60	–	2,262	–	922	–	–	–
2.50%	167	–	9,405	–	2,124	–	–	–
2.55%	–	–	1,930	–	590	–	–	221
2.60%	17	–	5,342	–	467	–	–	–
2.65%	–	–	1,145	–	102	–	–	–
2.70%	16	–	2,073	–	2,917	–	–	–
2.75%	–	–	144	–	–	–	–	26
2.80%	–	–	131	–	1,090	–	–	–
2.85%	–	–	24	–	99	–	–	–
2.90%	–	–	432	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	113	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$772,046	6,964,444	1,916,329	620,971	366,481	53,579	428,170	34,884

	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2
0.80%	$–	1	612	–	12,678	–	10,929	–
0.95%	488	–	–	2,144	–	95	–	298
1.05%	114	–	–	1,268	–	54	–	495
1.10%	230	82	–	1,180	–	9,599	–	4,398
1.15%	8,844	1,824	–	101,627	–	419,487	–	123,359
1.20%	531	–	–	1,286	–	5,194	–	281
1.25%	3,250	118	–	44,454	–	118,220	–	34,532
1.30%	–	3,005	140,841	–	8,050,440	4,539	7,486,977	607
1.35%	–	636	–	35,827	–	109,391	–	15,217
1.40%	748	1,161	74,567	9,830	4,037,881	47,132	2,231,044	13,093
1.45%	1,940	4,846	–	46,660	–	163,167	–	54,269
1.50%	2,804	74	–	36,477	–	94,081	–	30,004
1.55%	5,912	6,264	–	111,402	–	386,128	–	142,651
1.60%	1,428	557	–	15,392	–	50,162	–	10,422
1.65%	4,801	357	–	54,090	–	221,859	–	87,163
1.70%	1,940	49	–	23,619	–	38,414	–	20,524
1.75%	1,027	3,290	–	84,039	–	242,097	–	87,027
1.80%	2,726	27,154	–	94,844	–	217,257	–	99,838
1.85%	1,949	1,039	–	21,482	–	104,891	–	43,126
1.90%	1,453	–	–	10,044	–	26,432	–	16,479
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2
1.95%	1,236	2,311	–	20,035	–	57,417	–	19,027
2.00%	756	9,332	–	27,495	–	110,032	–	56,712
2.05%	3,508	–	–	21,541	–	95,714	–	93,356
2.10%	608	691	–	14,356	–	56,618	–	32,620
2.15%	196	–	–	24,997	–	73,027	–	37,268
2.20%	1,808	208	–	9,296	–	45,300	–	23,276
2.25%	2,052	144	–	10,083	–	39,709	–	14,273
2.30%	80	421	–	7,764	–	20,996	–	10,860
2.35%	236	1,386	–	7,644	–	46,589	–	11,745
2.40%	–	–	–	2,555	–	13,289	–	14,072
2.45%	–	–	–	1,782	–	32,822	–	11,288
2.50%	–	–	–	2,679	–	7,239	–	3,032
2.55%	493	–	–	70	–	4,705	–	1,822
2.60%	47	–	–	1,309	–	2,239	–	1,232
2.65%	–	–	–	19	–	198	–	123
2.70%	–	–	–	1,741	–	1,123	–	332
2.75%	–	–	–	46	–	121	–	192
2.80%	63	–	–	626	–	2,841	–	3,234
2.85%	–	–	–	127	–	178	–	219
2.90%	–	–	–	–	–	779	–	557
2.95%	–	–	–	52	–	507	–	–
3.00%	–	–	–	–	–	–	–	259
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	388	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$51,656	64,950	216,020	849,882	12,100,999	2,869,642	9,728,950	1,119,282

	FidVIPHI	FidVIPHIR	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
0.80%	$3,342	95	693	1,828	–	–	1,591	14,779
0.95%	–	–	–	–	–	118	–	–
1.05%	–	–	–	–	–	955	–	–
1.10%	–	–	–	–	1,550	3,494	–	–
1.15%	–	–	–	–	32,065	143,286	–	–
1.20%	–	–	–	–	–	260	–	–
1.25%	–	–	–	–	13,632	24,183	–	–
1.30%	1,015,884	64,422	1,625,758	783,581	–	1,870	2,918,998	6,310,877
1.35%	–	–	–	–	–	30,879	–	–
1.40%	676,981	38,424	466,149	214,537	1,942	19,245	809,637	3,285,644
1.45%	–	–	–	–	5,773	64,820	–	–
1.50%	–	–	–	–	8,806	45,672	–	–
1.55%	–	–	–	–	11,632	141,727	–	–
1.60%	–	–	–	–	5,794	17,148	–	–
1.65%	–	–	–	–	10,928	63,734	–	–
1.70%	–	–	–	–	6,842	38,314	–	–
1.75%	–	–	–	–	3,484	72,703	–	–
1.80%	–	–	–	–	12,174	104,599	–	–
1.85%	–	–	–	–	5,009	27,491	–	–
1.90%	–	–	–	–	1,701	13,503	–	–
1.95%	–	–	–	–	1,396	16,688	–	–
2.00%	–	–	–	–	787	42,146	–	–
2.05%	–	–	–	–	1,200	5,915	–	–
2.10%	–	–	–	–	753	11,222	–	–
2.15%	–	–	–	–	779	12,470	–	–
2.20%	–	–	–	–	–	6,092	–	–
2.25%	–	–	–	–	47	1,789	–	–
2.30%	–	–	–	–	246	9,848	–	–
2.35%	–	–	–	–	–	3,044	–	–
2.40%	–	–	–	–	–	577	–	–
2.45%	–	–	–	–	–	929	–	–
2.50%	–	–	–	–	–	186	–	–
2.55%	–	–	–	–	–	425	–	–
2.60%	–	–	–	–	–	241	–	–
2.65%	–	–	–	–	–	954	–	–
2.70%	–	–	–	–	–	68	–	–
2.75%	–	–	–	–	–	412	–	–
2.80%	–	–	–	–	–	1,258	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPHI	FidVIPHIR	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,696,207	102,941	2,092,600	999,946	126,540	928,265	3,730,226	9,611,300

	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.80%	$–	430	–	1,060	1,221	–	1,745	–
0.95%	651	–	239	–	–	77	–	–
1.05%	1,123	–	821	–	–	358	–	–
1.10%	18,842	–	28,272	–	–	10,782	–	400
1.15%	772,838	–	520,628	–	–	409,161	–	55,552
1.20%	5,885	–	3,279	–	–	3,085	–	–
1.25%	221,422	–	74,059	–	–	104,252	–	15,677
1.30%	9,016	180,071	4,356	261,501	167,259	5,521	157,711	222
1.35%	333,024	–	135,319	–	–	146,498	–	15,615
1.40%	105,478	78,805	86,764	151,281	63,084	55,340	54,060	4,120
1.45%	315,003	–	120,268	–	–	128,599	–	12,078
1.50%	209,107	–	90,703	–	–	143,289	–	16,397
1.55%	759,511	–	466,129	–	–	422,151	–	71,523
1.60%	87,246	–	33,663	–	–	51,855	–	6,943
1.65%	376,396	–	154,517	–	–	200,305	–	48,107
1.70%	95,713	–	45,967	–	–	68,521	–	5,296
1.75%	590,266	–	1,007,293	–	–	360,679	–	23,109
1.80%	401,003	–	175,673	–	–	267,899	–	25,133
1.85%	178,888	–	52,761	–	–	85,567	–	18,632
1.90%	55,164	–	16,220	–	–	44,264	–	6,003
1.95%	146,002	–	141,284	–	–	81,981	–	12,171
2.00%	184,825	–	490,235	–	–	141,528	–	9,117
2.05%	190,777	–	48,545	–	–	198,307	–	18,509
2.10%	170,636	–	84,444	–	–	90,869	–	7,825
2.15%	161,405	–	286,149	–	–	108,938	–	16,440
2.20%	104,169	–	92,391	–	–	47,569	–	3,724
2.25%	82,447	–	72,021	–	–	63,177	–	10,547
2.30%	66,831	–	23,628	–	–	27,113	–	1,169
2.35%	106,946	–	922,021	–	–	64,543	–	11,329
2.40%	38,440	–	77,770	–	–	26,015	–	2,311
2.45%	18,354	–	30,487	–	–	20,908	–	1,946
2.50%	22,692	–	6,535	–	–	12,840	–	1,511
2.55%	18,740	–	70,345	–	–	16,775	–	1,989
2.60%	6,965	–	50,563	–	–	2,569	–	5,657
2.65%	2,591	–	2,494	–	–	1,566	–	789
2.70%	11,814	–	19,737	–	–	3,817	–	113
2.75%	4,697	–	11,025	–	–	9,182	–	–
2.80%	3,242	–	1,592	–	–	4,692	–	377
2.85%	147	–	490	–	–	–	–	–
2.90%	884	–	7,407	–	–	776	–	–
2.95%	399	–	352	–	–	130	–	–
3.00%	294	–	–	–	–	–	–	–
3.05%	–	–	210	–	–	–	–	–
3.10%	3	–	671	–	–	3	–	1
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	38	–	–	–	–	–
3.25%	–	–	145	–	–	–	–	–

Totals	$5,879,876	259,306	5,457,510	413,842	231,564	3,431,501	213,516	430,332

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
0.80%	$1,057	6	–	7	–	146	–	1,833
0.95%	787	–	–	–	–	–	–	580
1.05%	1,117	–	–	–	–	–	–	610
1.10%	3,762	–	826	–	2,068	–	1,204	3,054
1.15%	122,286	–	24,905	–	46,966	–	16,265	68,822
1.20%	13	–	–	–	–	–	–	288
1.25%	13,850	–	511	–	5,997	–	70	6,368
1.30%	165,937	34,372	–	46,045	–	24,247	–	49,364
1.35%	40,591	–	4,630	–	7,885	–	5,088	26,644
1.40%	77,851	13,626	7,056	9,237	10,199	5,452	829	28,955

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
1.45%	47,409	–	13,820	–	29,314	–	4,151	19,908
1.50%	16,996	–	9,669	–	1,240	–	432	20,115
1.55%	168,109	–	48,828	–	71,337	–	19,177	96,644
1.60%	7,717	–	7,800	–	14,629	–	703	6,050
1.65%	52,632	–	8,082	–	21,573	–	3,226	24,983
1.70%	8,466	–	2,316	–	5,864	–	3,039	8,437
1.75%	81,603	–	93,692	–	302,300	–	72,811	58,859
1.80%	78,675	–	10,526	–	5,992	–	2,931	39,494
1.85%	19,880	–	4,161	–	8,158	–	685	11,057
1.90%	12,045	–	513	–	6,111	–	–	2,653
1.95%	24,027	–	11,514	–	65,375	–	13,369	28,064
2.00%	39,220	–	69,165	–	60,683	–	3,308	19,099
2.05%	6,915	–	2,318	–	10,747	–	11,288	6,886
2.10%	98,630	–	11,325	–	9,171	–	7,884	42,610
2.15%	14,518	–	169,936	–	134,056	–	51,933	16,390
2.20%	46,757	–	22,786	–	5,862	–	240	8,033
2.25%	495	–	8,347	–	1,940	–	13,765	2,513
2.30%	11,527	–	3,805	–	11,526	–	16,827	8,703
2.35%	2,153	–	238,699	–	102,834	–	34,146	267
2.40%	2,681	–	643	–	18,131	–	1,404	588
2.45%	4,861	–	12,815	–	3,988	–	3,851	11,957
2.50%	788	–	69	–	688	–	872	1,068
2.55%	3,096	–	6,604	–	6,264	–	7,887	1,464
2.60%	–	–	2,793	–	2,323	–	56	–
2.65%	3,274	–	–	–	226	–	–	736
2.70%	1,320	–	2,119	–	–	–	834	308
2.75%	6,219	–	–	–	–	–	–	1,368
2.80%	997	–	–	–	205	–	–	2,121
2.85%	–	–	–	–	24	–	–	–
2.90%	–	–	–	–	3,170	–	266	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,188,261	48,004	800,273	55,289	976,846	29,845	298,541	626,893

	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
0.80%	$–	1,061	10	455	–	1,045	–	1,398
0.95%	422	3,440	66	72	3,580	5,990	8,197	8,326
1.05%	45	3,005	34	702	2,716	5,937	9,939	11,488
1.10%	613	19,621	2,905	8,867	7,548	6,976	106	180
1.15%	24,618	329,181	75,453	130,729	239,809	155,732	22,467	35,663
1.20%	760	3,050	83	1,179	5,085	1,460	376	685
1.25%	14,226	38,897	10,195	23,300	81,578	39,248	10,582	12,402
1.30%	247	36,689	57,997	169,355	5,234	64,593	–	273,964
1.35%	–	90,275	33,051	73,409	73,975	53,010	363	5,390
1.40%	5,172	61,931	35,123	128,323	23,630	61,970	2,969	104,586
1.45%	9,269	93,919	51,001	56,679	74,507	57,143	7,625	17,208
1.50%	9,165	100,931	16,466	41,151	99,205	47,322	10,426	5,151
1.55%	27,604	374,726	51,617	158,885	275,606	160,218	47,871	45,807
1.60%	15,262	36,357	6,164	28,213	31,678	20,036	3,592	4,870
1.65%	9,458	111,734	21,021	46,196	154,178	65,537	16,419	11,897
1.70%	6,388	41,333	4,924	14,502	35,040	21,923	5,163	10,443
1.75%	5,838	685,239	45,207	165,284	191,519	105,587	14,741	22,874
1.80%	15,210	141,382	37,809	247,807	133,042	77,705	12,487	12,870
1.85%	4,153	43,984	9,825	21,737	71,988	26,972	2,570	6,721
1.90%	4,254	14,129	707	2,018	31,247	9,170	325	5,562
1.95%	3,422	117,666	7,147	24,981	51,950	22,433	3,811	4,268
2.00%	1,809	242,795	22,950	60,413	83,051	41,363	3,113	10,018
2.05%	3,845	37,033	4,300	6,889	143,695	16,972	9,866	8,483
2.10%	3,389	65,206	8,092	27,827	71,375	20,916	756	3,619
2.15%	1,315	189,796	2,412	11,558	59,811	10,479	1,516	9,211
2.20%	209	46,425	1,820	16,144	52,154	16,053	57	4,609
2.25%	623	30,189	560	3,422	45,315	1,616	1,964	1,473
2.30%	–	25,897	1,350	3,580	31,931	8,417	1,590	4,714
2.35%	–	344,184	275	8,815	52,848	1,705	518	3,518
2.40%	–	45,640	237	3,237	11,175	274	–	1,001

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
2.45%	–	11,907	1,421	670	11,378	2,780	3,483	883
2.50%	–	2,093	77	89	17,905	476	21	164
2.55%	–	27,472	160	3,845	7,336	810	182	3,181
2.60%	–	16,854	38	1,142	12,261	157	–	262
2.65%	–	1,227	921	–	2,633	1,205	–	–
2.70%	–	8,508	123	294	3,255	106	–	157
2.75%	–	5,127	690	–	4,622	274	–	–
2.80%	–	547	60	122	1,438	52	–	397
2.85%	–	125	–	–	1,190	–	–	27
2.90%	–	3,140	–	–	198	–	–	–
2.95%	–	341	–	390	1,041	5	–	–
3.00%	–	–	–	–	115	–	–	–
3.05%	–	266	–	–	–	5	–	–
3.10%	–	855	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	44	–	–	–	–	–	–
3.25%	–	50	–	–	–	–	–	–

Totals	$167,316	3,454,271	512,291	1,492,281	2,207,842	1,133,672	203,095	653,470

	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
0.80%	$507	55	–	7,714	618	482	276	–
0.95%	–	–	7,601	36,133	804	–	11,417	179
1.05%	–	–	6,101	31,019	480	–	5,994	–
1.10%	–	–	28	7,384	97	–	27,091	1,444
1.15%	–	–	4,288	197,418	11,333	–	407,802	30,779
1.20%	–	–	6	333	–	–	3,144	1,347
1.25%	–	–	1,569	27,320	6,020	–	38,002	16,349
1.30%	60,320	30,848	313	717,261	110,159	155,949	492,229	323
1.35%	–	–	706	57,883	–	–	75,551	4,715
1.40%	8,579	19,274	140	226,252	56,715	66,539	344,237	3,868
1.45%	–	–	700	75,175	1,349	–	123,248	9,391
1.50%	–	–	9,772	20,323	2,384	–	79,746	39,180
1.55%	–	–	5,666	217,631	8,714	–	361,473	50,905
1.60%	–	–	589	15,621	7,511	–	18,963	8,324
1.65%	–	–	3,214	62,800	1,795	–	125,367	26,287
1.70%	–	–	1,861	16,485	4,513	–	48,575	10,282
1.75%	–	–	5,621	206,892	1,651	–	846,902	31,828
1.80%	–	–	1,988	79,020	6,307	–	129,598	29,049
1.85%	–	–	629	30,368	2,464	–	62,935	24,165
1.90%	–	–	64	17,679	–	–	20,356	4,803
1.95%	–	–	594	32,147	1,329	–	117,478	8,392
2.00%	–	–	542	62,515	179	–	473,634	15,147
2.05%	–	–	585	25,029	2,601	–	43,751	22,676
2.10%	–	–	510	44,919	1,080	–	57,391	14,004
2.15%	–	–	1,938	51,597	371	–	235,446	7,871
2.20%	–	–	640	32,526	–	–	91,721	5,199
2.25%	–	–	1,672	4,050	–	–	74,260	7,438
2.30%	–	–	210	8,915	–	–	15,331	6,363
2.35%	–	–	469	37,331	–	–	935,867	3,911
2.40%	–	–	277	11,239	–	–	71,214	2,047
2.45%	–	–	70	4,532	–	–	27,364	2,450
2.50%	–	–	25	603	–	–	2,495	1,213
2.55%	–	–	–	20,688	–	–	71,099	556
2.60%	–	–	293	1,309	–	–	51,958	128
2.65%	–	–	–	1,358	–	–	2,936	138
2.70%	–	–	–	1,706	–	–	19,262	278
2.75%	–	–	–	2,226	–	–	12,859	181
2.80%	–	–	–	267	–	–	1,092	81
2.85%	–	–	–	41	–	–	129	–
2.90%	–	–	–	598	–	–	5,428	–
2.95%	–	–	–	89	–	–	271	189
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	74	–	–	132	–
3.10%	–	–	–	247	–	–	365	–
3.15%	–	–	–	–	–	–	–	185
3.20%	–	–	–	12	–	–	19	–
3.25%	–	–	–	–	–	–	147	–

Totals	$69,406	50,177	58,681	2,394,729	228,474	222,970	5,534,555	391,665

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	MFSValueS	MTBLgCapGr	MTBLgCapV	MTBAggGr	MTBConGr	MTBModGr	NVITAstAll2	NVITBnd2
0.80%	$200	–	–	–	–	–	134	46
0.95%	116	–	–	–	–	–	67	2,373
1.05%	183	–	–	–	–	–	2,141	3,727
1.10%	10,797	–	–	–	–	–	73,116	5,166
1.15%	113,793	3,588	4,097	544	669	20,919	582,854	77,587
1.20%	657	–	–	–	–	–	69	509
1.25%	36,335	3,565	4,892	–	–	24,069	20,905	14,721
1.30%	70,317	–	–	–	–	–	90,951	55,490
1.35%	30,409	90	1,608	3,697	358	9,657	132,921	22,888
1.40%	77,698	137	108	–	–	1,504	171,985	58,221
1.45%	64,291	768	761	–	–	143	51,771	46,331
1.50%	47,903	1,165	685	–	–	1,329	132,242	15,134
1.55%	151,240	6	3	–	–	3,761	598,977	87,887
1.60%	12,835	2,596	2,826	–	–	21,676	42,482	9,415
1.65%	58,670	1,342	992	–	–	5,586	107,390	44,750
1.70%	15,380	657	1,636	–	–	11,912	38,857	11,665
1.75%	129,217	369	3,690	1,002	125	15,165	1,004,339	128,804
1.80%	91,234	–	–	–	–	–	184,913	42,132
1.85%	44,496	–	249	529	–	810	38,224	6,814
1.90%	15,580	933	159	–	–	706	8,925	750
1.95%	26,960	152	742	–	–	7,626	200,230	17,164
2.00%	49,119	–	–	–	–	253	361,053	35,816
2.05%	31,584	–	–	–	–	–	17,147	10,709
2.10%	34,605	–	–	–	–	–	105,715	8,901
2.15%	32,255	–	–	–	–	–	119,326	19,074
2.20%	16,925	–	107	–	–	741	48,202	3,526
2.25%	12,304	–	13	–	–	–	31,138	31,174
2.30%	12,633	–	–	–	–	–	16,604	668
2.35%	24,023	268	296	–	–	290	158,543	69,103
2.40%	6,867	–	–	–	–	–	44,631	2,534
2.45%	3,423	–	–	–	–	–	9,198	5,269
2.50%	1,669	–	–	–	–	–	3,394	90
2.55%	4,484	–	–	–	–	–	20,264	5,292
2.60%	5,487	–	–	–	–	402	5,766	1,233
2.65%	43	–	–	–	–	–	5,057	4,927
2.70%	4,147	–	–	–	–	–	2,626	560
2.75%	225	–	–	–	–	–	392	–
2.80%	707	–	–	–	–	–	1,490	531
2.85%	37	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	169	105
2.95%	131	–	–	–	–	–	78	97
3.00%	–	–	–	–	–	–	–	–
3.05%	21	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	218	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,239,218	15,636	22,864	5,772	1,152	126,549	4,434,286	851,183

	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts2	NVITEmMrkts3
0.80%	$137	16	1,044	–	54	67	–	7,839
0.95%	919	49	1,443	1,407	10,363	–	–	–
1.05%	2,413	55	2,702	480	8,907	–	–	–
1.10%	3,423	3,883	8,657	525	944	–	324	–
1.15%	65,057	20,061	123,340	36,183	100,113	–	20,885	–
1.20%	1,247	110	547	1,579	59	–	–	–
1.25%	15,678	1,691	23,594	21,062	15,958	–	4,103	–
1.30%	80,486	6,255	115,573	37	16,370	10,770	–	773,226
1.35%	25,489	7,120	56,756	11,556	35,422	–	–	–
1.40%	42,936	4,011	69,522	3,373	24,729	6,549	4,134	225,402
1.45%	15,316	8,375	27,476	9,205	34,976	–	3,530	–
1.50%	19,324	6,051	35,929	13,151	15,745	–	2,081	–
1.55%	62,903	28,870	170,997	55,988	80,064	–	20,259	–
1.60%	6,636	4,963	16,888	5,556	7,765	–	2,837	–
1.65%	24,714	6,496	55,783	29,658	45,379	–	3,893	–
1.70%	21,610	8,339	10,072	7,991	5,287	–	1,622	–
1.75%	90,144	58,261	265,385	15,006	35,691	–	1,963	–
1.80%	39,446	20,446	62,813	24,496	28,052	–	9,985	–
1.85%	7,875	3,468	13,081	13,667	20,314	–	5,143	–
1.90%	1,657	872	3,396	4,364	3,917	–	2,084	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts2	NVITEmMrkts3
1.95%	15,525	10,003	38,411	2,241	9,899	–	1,518	–
2.00%	25,240	17,218	73,935	3,612	16,010	–	363	–
2.05%	7,563	5,674	4,943	1,919	12,084	–	1,934	–
2.10%	6,125	5,330	29,250	4,757	8,844	–	2,241	–
2.15%	6,691	18,043	44,239	2,108	3,939	–	1,754	–
2.20%	2,671	3,733	11,903	1,407	2,802	–	221	–
2.25%	1,506	27,547	8,433	11	5,755	–	1,952	–
2.30%	2,451	831	7,109	57	2,835	–	–	–
2.35%	3,876	63,800	31,344	1,065	842	–	–	–
2.40%	204	2,387	9,420	–	556	–	–	–
2.45%	3,068	4,348	3,678	–	2,569	–	641	–
2.50%	570	210	558	–	–	–	–	–
2.55%	1,036	5,108	2,052	–	189	–	–	–
2.60%	78	1,538	1,548	–	–	–	–	–
2.65%	251	4,824	444	–	308	–	–	–
2.70%	24	728	865	–	128	–	–	–
2.75%	–	203	820	–	736	–	–	–
2.80%	37	385	319	–	461	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	222	208	1,012	–	–	–	–	–
2.95%	8	103	64	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	5	13	71	–	–	–	–	–
3.10%	–	45	199	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	4	8	–	–	–	–	–
3.25%	–	2	(2)	–	–	–	–	–

Totals	$604,561	361,677	1,335,621	272,461	558,066	17,386	93,467	1,006,467

	NVITEmMrkts6	NVITGlUtl2	NVITGlUtl3	NVITIntGro	NVITIntGro3	NVITWLead3	NVITGlFin2	NVITGlFin3
0.80%	$–	–	637	135	2,510	524	–	416
0.95%	941	71	–	–	–	–	372	–
1.05%	1,007	–	–	–	–	–	40	–
1.10%	2,123	–	–	–	–	–	–	–
1.15%	202,364	2,054	–	–	–	–	4,325	–
1.20%	243	–	–	–	–	–	841	–
1.25%	22,569	2,583	–	–	–	–	3,415	–
1.30%	1	–	117,081	472	308,880	71,524	–	34,592
1.35%	52,209	–	–	–	–	–	52	–
1.40%	20,256	293	60,662	1,007	142,583	37,386	417	17,403
1.45%	51,225	306	–	–	–	–	1,056	–
1.50%	31,029	79	–	–	–	–	352	–
1.55%	225,054	2,670	–	–	–	–	3,018	–
1.60%	18,063	–	–	–	–	–	648	–
1.65%	75,509	317	–	–	–	–	1,101	–
1.70%	10,815	999	–	–	–	–	370	–
1.75%	89,721	66	–	–	–	–	381	–
1.80%	103,668	1,901	–	–	–	–	7,969	–
1.85%	25,105	1,444	–	–	–	–	170	–
1.90%	11,731	1,970	–	–	–	–	–	–
1.95%	36,996	–	–	–	–	–	169	–
2.00%	49,527	–	–	–	–	–	41	–
2.05%	14,943	–	–	–	–	–	–	–
2.10%	35,490	796	–	–	–	–	153	–
2.15%	20,653	–	–	–	–	–	13	–
2.20%	25,239	–	–	–	–	–	–	–
2.25%	13,311	–	–	–	–	–	–	–
2.30%	9,399	–	–	–	–	–	385	–
2.35%	1,063	–	–	–	–	–	–	–
2.40%	2,137	–	–	–	–	–	–	–
2.45%	44,284	–	–	–	–	–	–	–
2.50%	1,182	–	–	–	–	–	–	–
2.55%	28,468	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	2,190	–	–	–	–	–	–	–
2.70%	997	–	–	–	–	–	–	–
2.75%	5,052	–	–	–	–	–	–	–
2.80%	4,731	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITEmMrkts6	NVITGlUtl2	NVITGlUtl3	NVITIntGro	NVITIntGro3	NVITWLead3	NVITGlFin2	NVITGlFin3
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,239,295	15,549	178,380	1,614	453,973	109,434	25,288	52,411

	NVITGlHlth2	NVITGlHlth3	NVITGlHlth6	NVITGlTech	NVITGlTech2	NVITGlTech3	NVITGlTech6	NVITGvtBd
0.80%	$–	301	–	19	–	326	–	2,925
0.95%	373	–	1,204	–	88	–	610	9,610
1.05%	–	–	1,833	–	–	–	333	8,238
1.10%	78	–	736	–	–	–	402	25,313
1.15%	3,638	–	41,387	–	4,339	–	23,286	546,171
1.20%	–	–	48	–	–	–	50	3,206
1.25%	7,052	–	6,393	–	4,260	–	3,338	66,400
1.30%	–	63,480	10	4,419	–	59,352	–	1,432,093
1.35%	–	–	8,943	–	–	–	2,995	117,874
1.40%	276	25,601	2,364	564	411	18,242	1,120	826,173
1.45%	1,077	–	13,613	–	832	–	5,787	153,351
1.50%	1,756	–	6,960	–	948	–	2,822	102,433
1.55%	4,763	–	37,465	–	2,177	–	26,163	457,271
1.60%	260	–	4,779	–	261	–	1,412	23,853
1.65%	1,637	–	9,527	–	1,140	–	10,271	164,680
1.70%	2,058	–	2,105	–	489	–	3,797	44,659
1.75%	868	–	17,677	–	538	–	10,615	919,648
1.80%	5,772	–	16,140	–	1,363	–	17,128	193,694
1.85%	2,228	–	4,161	–	1,306	–	2,290	66,308
1.90%	274	–	1,524	–	1,439	–	2,087	15,662
1.95%	108	–	7,974	–	1,032	–	13,008	135,247
2.00%	–	–	9,055	–	120	–	11,250	472,447
2.05%	568	–	2,415	–	90	–	1,535	52,730
2.10%	257	–	8,829	–	123	–	5,072	71,488
2.15%	10	–	1,733	–	706	–	6,451	263,422
2.20%	208	–	6,202	–	–	–	9,637	92,204
2.25%	–	–	196	–	–	–	57	67,423
2.30%	–	–	1,489	–	–	–	757	18,870
2.35%	–	–	234	–	–	–	762	904,290
2.40%	51	–	1,090	–	–	–	1,091	76,931
2.45%	–	–	–	–	529	–	1,229	28,382
2.50%	–	–	45	–	–	–	574	3,069
2.55%	–	–	–	–	–	–	353	68,310
2.60%	–	–	40	–	–	–	–	50,593
2.65%	–	–	–	–	–	–	198	2,518
2.70%	–	–	–	–	–	–	83	19,476
2.75%	–	–	–	–	–	–	444	10,905
2.80%	–	–	–	–	–	–	55	1,393
2.85%	–	–	–	–	–	–	–	151
2.90%	–	–	–	–	–	–	–	5,717
2.95%	–	–	–	–	–	–	–	378
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	190
3.10%	–	–	–	–	–	–	–	611
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	32
3.25%	–	–	–	–	–	–	–	138

Totals	$33,312	89,382	216,171	5,002	22,191	77,920	167,062	7,526,477

	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2
0.80%	$7,799	116	–	1,439	–	4,714	177	5,278
0.95%	–	668	1,300	–	9,455	1,379	303	14,589
1.05%	–	1,389	105	–	5,737	2,410	989	7,666
1.10%	–	44	–	–	19,317	4,356	4,789	68,401
1.15%	–	8,674	7,173	–	360,599	293,850	222,945	2,425,901
1.20%	–	–	–	–	2,281	4,714	2,965	24,295
1.25%	–	787	1,731	–	31,317	62,980	39,190	404,311
1.30%	599,262	13,239	–	268,741	3,375	209,203	92,308	602,046
1.35%	–	4,227	–	–	79,499	91,509	33,526	648,181
1.40%	219,597	3,814	901	133,761	64,332	124,870	133,422	825,474

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2
1.45%	–	7,548	1,240	–	111,241	63,854	89,596	400,549
1.50%	–	2,588	1,881	–	71,549	98,828	34,858	418,268
1.55%	–	9,113	12,021	–	359,012	262,939	312,933	2,040,858
1.60%	–	2,024	375	–	23,156	51,723	17,625	233,938
1.65%	–	1,941	1,896	–	101,368	905,234	186,660	1,978,029
1.70%	–	849	726	–	38,104	89,881	20,745	320,678
1.75%	–	4,229	467	–	728,145	1,247,776	221,028	5,494,122
1.80%	–	4,822	4,192	–	118,459	125,983	235,298	842,061
1.85%	–	793	2,147	–	53,099	257,556	47,597	503,277
1.90%	–	–	1,325	–	15,315	466,013	60,388	434,618
1.95%	–	14,187	368	–	118,497	457,058	35,275	1,044,714
2.00%	–	5,681	–	–	288,662	786,943	213,330	4,666,433
2.05%	–	1,646	2,809	–	38,496	627,758	47,589	813,583
2.10%	–	9,611	1,136	–	60,836	319,273	60,012	492,230
2.15%	–	6,004	176	–	211,453	645,270	50,414	2,129,290
2.20%	–	616	64	–	52,076	134,660	43,389	904,009
2.25%	–	683	–	–	30,628	1,449,540	32,371	943,206
2.30%	–	1,033	49	–	16,285	318,117	24,674	218,532
2.35%	–	593	–	–	486,402	1,385,297	103,844	6,458,414
2.40%	–	325	–	–	51,514	104,760	7,661	391,912
2.45%	–	215	–	–	19,445	372,215	23,692	247,446
2.50%	–	1,029	–	–	2,465	58,700	6,589	191,920
2.55%	–	–	–	–	96,125	345,663	11,046	794,303
2.60%	–	25	–	–	25,117	224,447	6,780	320,744
2.65%	–	–	–	–	2,269	69,007	260	32,148
2.70%	–	–	–	–	11,440	118,479	3,818	261,810
2.75%	–	–	–	–	6,446	10,690	–	24,776
2.80%	–	71	–	–	1,475	61,118	–	18,528
2.85%	–	–	–	–	123	4,254	–	11,904
2.90%	–	–	–	–	4,222	33,227	4,304	63,312
2.95%	–	–	–	–	322	9,753	–	11,884
3.00%	–	–	–	–	–	21,747	–	–
3.05%	–	–	–	–	254	6,815	–	2,945
3.10%	–	–	–	–	843	10,170	–	14,490
3.15%	–	–	–	–	–	7,200	–	1,465
3.20%	–	–	–	–	43	–	–	–
3.25%	–	–	–	–	81	–	–	11,979

Totals	$826,658	108,584	42,082	403,941	3,720,879	11,951,933	2,432,390	37,764,517

	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMdCpGr2	NVITMidCap	NVITMyMkt	NVITSmCapGr
0.80%	$6,166	1,663	65	322	–	4,268	22,736	231
0.95%	9,044	3,562	–	–	4,205	1,421	619	–
1.05%	21,391	2,111	–	–	2,611	2,285	1,079	–
1.10%	59,701	8,023	–	–	21,058	2,211	14,321	–
1.15%	2,218,762	738,574	–	–	340,002	134,944	439,388	–
1.20%	57,100	2,207	–	–	2,558	1,917	714	–
1.25%	271,099	150,875	–	–	30,341	47,957	91,164	–
1.30%	559,168	160,671	35,035	146,359	2,716	745,999	2,587,599	114,580
1.35%	540,679	187,218	–	–	80,717	36,020	103,416	–
1.40%	596,951	213,508	12,036	58,709	52,377	304,002	1,583,288	34,215
1.45%	274,612	222,606	–	–	60,799	51,657	227,386	–
1.50%	283,923	142,332	–	–	57,223	21,538	123,321	–
1.55%	1,777,832	602,128	–	–	324,020	138,869	536,169	–
1.60%	126,128	49,570	–	–	14,934	20,254	48,816	–
1.65%	1,991,195	329,743	–	–	113,379	73,092	198,229	–
1.70%	243,443	54,421	–	–	35,383	16,412	44,249	–
1.75%	6,183,238	914,782	–	–	813,384	51,843	437,484	–
1.80%	632,584	478,269	–	–	108,505	63,755	405,669	–
1.85%	555,952	170,426	–	–	42,263	20,459	68,313	–
1.90%	549,123	151,797	–	–	14,891	5,550	33,586	–
1.95%	1,381,461	178,411	–	–	127,882	26,638	132,370	–
2.00%	1,543,871	588,123	–	–	314,284	43,150	268,870	–
2.05%	915,019	145,008	–	–	38,698	46,760	79,693	–
2.10%	723,726	111,283	–	–	62,270	13,015	71,966	–
2.15%	2,166,163	287,711	–	–	263,614	19,174	101,450	–
2.20%	447,425	97,456	–	–	58,256	10,542	72,890	–
2.25%	1,126,948	237,147	–	–	53,876	9,242	43,192	–
2.30%	387,884	34,760	–	–	15,685	7,229	47,981	–
2.35%	2,121,154	854,116	–	–	565,001	8,985	282,595	–
2.40%	358,711	72,057	–	–	64,995	4,081	29,107	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMdCpGr2	NVITMidCap	NVITMyMkt	NVITSmCapGr
2.45%	240,125	28,627	–	–	24,542	2,878	21,270	–
2.50%	160,373	18,356	–	–	6,223	1,188	10,796	–
2.55%	345,286	84,735	–	–	43,651	3,369	67,474	–
2.60%	159,921	24,912	–	–	30,082	41	14,375	–
2.65%	60,270	–	–	–	1,622	444	1,562	–
2.70%	118,394	61,077	–	–	13,077	3,143	7,953	–
2.75%	29,889	2,074	–	–	7,452	56	5,501	–
2.80%	46,606	7,505	–	–	1,076	291	2,236	–
2.85%	1,312	253	–	–	165	–	1,387	–
2.90%	56,415	7,118	–	–	4,535	676	1,635	–
2.95%	8,153	5,022	–	–	397	246	58	–
3.00%	39,857	1,204	–	–	–	–	–	–
3.05%	16,141	–	–	–	296	13	10	–
3.10%	13,716	–	–	–	974	–	–	–
3.15%	1,910	–	–	–	–	–	–	–
3.20%	–	–	–	–	50	–	–	–
3.25%	1,279	–	–	–	80	–	30	–

Totals	$29,430,100	7,431,441	47,136	205,390	3,820,149	1,945,614	8,231,947	149,026

	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund	NVITNWFund2	NVITNWLead3
0.80%	$–	6,624	–	13,776	–	36,896	–	569
0.95%	102	–	2,240	–	6,940	–	25	–
1.05%	–	–	1,008	–	3,762	–	67	–
1.10%	1,099	–	1,052	–	6,004	–	28,677	–
1.15%	53,940	–	93,331	–	214,628	–	471,361	–
1.20%	–	–	267	–	1,248	–	2,549	–
1.25%	10,566	–	37,616	–	64,223	–	30,966	–
1.30%	–	883,399	–	1,570,933	3,138	2,957,171	4,141	72,164
1.35%	6,118	–	26,427	–	77,251	–	100,640	–
1.40%	3,071	356,952	7,419	822,772	20,318	1,257,929	75,015	21,949
1.45%	14,337	–	32,112	–	68,865	–	78,854	–
1.50%	7,315	–	13,226	–	47,425	–	83,980	–
1.55%	50,224	–	110,189	–	165,912	–	424,412	–
1.60%	2,699	–	9,052	–	14,947	–	25,030	–
1.65%	13,655	–	27,086	–	74,913	–	130,139	–
1.70%	8,848	–	6,408	–	38,738	–	45,986	–
1.75%	23,849	–	43,010	–	178,451	–	1,159,138	–
1.80%	25,259	–	41,582	–	73,221	–	131,037	–
1.85%	5,838	–	15,206	–	23,376	–	52,502	–
1.90%	4,998	–	9,093	–	18,980	–	18,497	–
1.95%	10,120	–	11,811	–	31,808	–	175,152	–
2.00%	12,078	–	28,313	–	92,159	–	481,452	–
2.05%	5,414	–	9,962	–	20,111	–	39,985	–
2.10%	3,147	–	7,748	–	22,833	–	80,108	–
2.15%	2,809	–	3,565	–	38,224	–	361,694	–
2.20%	3,186	–	1,891	–	26,609	–	84,445	–
2.25%	2,611	–	4,527	–	2,757	–	56,145	–
2.30%	1,277	–	3,652	–	7,633	–	18,570	–
2.35%	1,258	–	434	–	127,226	–	935,811	–
2.40%	88	–	150	–	9,271	–	90,885	–
2.45%	61	–	5,152	–	3,559	–	27,236	–
2.50%	16	–	4	–	799	–	4,210	–
2.55%	120	–	197	–	11,914	–	75,216	–
2.60%	13	–	37	–	6,436	–	49,112	–
2.65%	85	–	–	–	1,171	–	2,440	–
2.70%	–	–	98	–	2,382	–	21,339	–
2.75%	–	–	–	–	994	–	11,160	–
2.80%	1,138	–	–	–	1,005	–	1,017	–
2.85%	–	–	–	–	40	–	208	–
2.90%	–	–	–	–	795	–	7,055	–
2.95%	–	–	–	–	–	–	759	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	5	–	407	–
3.10%	–	–	–	–	3	–	1,342	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	69	–
3.25%	–	–	–	–	32	–	157	–

Totals	$275,339	1,246,975	553,865	2,407,481	1,510,106	4,251,996	5,388,990	94,682

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITUSGro2	NVITUSGro3	NVITVKVal2	NVITMltSec	NBTAFasc	NBTAGro	NBTAGuard	NBTAInt
0.80%	$–	400	442	925	75	3,495	549	60
0.95%	76	–	436	6,580	772	–	–	70
1.05%	–	–	906	6,720	173	–	–	–
1.10%	303	–	23,213	1,929	1,075	–	–	21,935
1.15%	37,773	–	397,149	83,696	8,727	–	–	334,993
1.20%	–	–	1,937	6	60	–	–	1,733
1.25%	7,262	–	41,617	30,859	4,625	–	–	20,501
1.30%	–	51,969	111,746	180,090	2,835	1,608,033	152,883	37,073
1.35%	14,313	–	83,042	31,117	3,916	–	–	72,767
1.40%	3,248	30,603	95,454	116,719	4,006	340,967	79,507	75,973
1.45%	12,308	–	75,755	47,908	5,000	–	–	68,181
1.50%	16,107	–	141,923	15,163	3,351	–	–	54,981
1.55%	62,191	–	385,480	77,045	14,950	–	–	323,701
1.60%	4,919	–	28,983	10,615	2,762	–	–	17,172
1.65%	20,592	–	126,776	41,061	8,623	–	–	86,809
1.70%	3,651	–	77,509	14,557	2,329	–	–	33,511
1.75%	40,396	–	944,987	63,482	10,779	–	–	861,239
1.80%	29,869	–	136,370	40,510	2,930	–	–	95,461
1.85%	8,571	–	57,863	12,813	2,557	–	–	38,999
1.90%	6,174	–	29,857	6,089	2,208	–	–	9,480
1.95%	3,207	–	153,908	15,958	3,422	–	–	135,920
2.00%	8,864	–	387,942	20,500	4,463	–	–	342,463
2.05%	9,894	–	49,159	7,835	3,459	–	–	29,374
2.10%	6,828	–	84,203	6,965	1,816	–	–	62,717
2.15%	9,049	–	278,492	5,381	1,403	–	–	266,601
2.20%	10,171	–	83,444	1,685	2,066	–	–	58,365
2.25%	4,109	–	46,109	8,626	84	–	–	37,026
2.30%	2,359	–	30,034	2,400	435	–	–	17,667
2.35%	3,852	–	677,045	6,974	77	–	–	602,769
2.40%	2,020	–	69,165	97	464	–	–	65,250
2.45%	6,299	–	24,077	977	1	–	–	18,334
2.50%	7,175	–	8,475	32	175	–	–	3,061
2.55%	6,828	–	58,935	147	26	–	–	47,560
2.60%	506	–	34,659	520	–	–	–	30,956
2.65%	–	–	5,118	–	–	–	–	1,744
2.70%	373	–	14,759	681	–	–	–	14,121
2.75%	23	–	13,068	17	–	–	–	8,339
2.80%	21	–	2,199	150	7	–	–	633
2.85%	–	–	146	–	–	–	–	123
2.90%	–	–	5,927	–	–	–	–	4,996
2.95%	231	–	589	17	–	–	–	464
3.00%	–	–	253	–	–	–	–	–
3.05%	–	–	292	–	–	–	–	342
3.10%	–	–	966	–	–	–	–	1,149
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	45	–	–	–	–	61
3.25%	–	–	114	–	–	–	–	94

Totals	$349,562	82,972	4,790,568	866,846	99,651	1,952,495	232,939	3,904,768

	NBTAMCGrS	NBTAPart	NBTARegS	NBTSocRes	OppBal	OppCapApS	OppCapAp	OppBdFd
0.80%	$–	5,256	123	730	2,725	–	3,520	1,837
0.95%	1,992	–	–	11,914	–	1,203	–	–
1.05%	3,547	–	–	6,980	–	1,450	–	–
1.10%	216	–	5,244	39,372	–	2,688	–	–
1.15%	23,402	–	31,298	558,192	–	150,977	–	–
1.20%	–	–	35	2,816	–	2,184	–	–
1.25%	11,937	–	5,165	33,848	–	55,210	–	–
1.30%	102	1,579,790	13,765	96,445	1,142,300	1,097	932,734	866,840
1.35%	–	–	15,074	122,345	–	32,633	–	–
1.40%	2,017	1,050,593	9,248	120,959	618,319	14,870	339,400	599,435
1.45%	10,936	–	11,793	104,165	–	66,371	–	–
1.50%	3,785	–	4,186	97,706	–	35,139	–	–
1.55%	27,576	–	43,745	508,770	–	156,135	–	–
1.60%	4,182	–	1,942	27,155	–	13,227	–	–
1.65%	12,541	–	11,617	172,172	–	76,687	–	–
1.70%	5,582	–	2,121	54,026	–	16,218	–	–
1.75%	6,294	–	29,853	1,408,173	–	97,614	–	–
1.80%	14,054	–	17,781	161,719	–	77,270	–	–
1.85%	5,828	–	5,171	60,095	–	32,614	–	–
1.90%	2,921	–	2,304	23,829	–	11,456	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBTAMCGrS	NBTAPart	NBTARegS	NBTSocRes	OppBal	OppCapApS	OppCapAp	OppBdFd
1.95%	3,307	–	9,155	207,749	–	24,089	–	–
2.00%	1,719	–	12,626	570,672	–	34,912	–	–
2.05%	4,643	–	2,748	58,115	–	46,318	–	–
2.10%	1,124	–	1,656	95,329	–	16,772	–	–
2.15%	1,790	–	12,281	428,935	–	28,450	–	–
2.20%	2,875	–	1,479	111,005	–	17,472	–	–
2.25%	1,037	–	1,700	69,241	–	17,407	–	–
2.30%	1,202	–	1,150	28,669	–	4,488	–	–
2.35%	133	–	2,517	1,080,559	–	18,028	–	–
2.40%	140	–	1,828	116,090	–	4,523	–	–
2.45%	325	–	2,016	32,310	–	3,778	–	–
2.50%	256	–	150	7,925	–	4,186	–	–
2.55%	–	–	2,215	87,442	–	1,610	–	–
2.60%	–	–	–	57,289	–	2,360	–	–
2.65%	–	–	–	3,190	–	53	–	–
2.70%	–	–	52	24,645	–	140	–	–
2.75%	–	–	–	13,481	–	13	–	–
2.80%	81	–	16	1,375	–	53	–	–
2.85%	–	–	–	228	–	–	–	–
2.90%	–	–	–	8,182	–	280	–	–
2.95%	–	–	10	710	–	56	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	479	–	–	–	–
3.10%	–	–	–	1,585	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	82	–	–	–	–
3.25%	–	–	–	174	–	–	–	–

Totals	$155,544	2,635,639	262,064	6,616,872	1,763,344	1,070,031	1,275,654	1,468,112

	OppGlSec3	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc4	OppHighInc	OppHighIncS
0.80%	$2,032	–	2,495	–	23	–	59	–
0.95%	–	12,955	–	10	–	96	–	3,831
1.05%	–	11,278	–	278	–	72	–	3,303
1.10%	–	7,402	–	640	–	13	–	952
1.15%	–	298,542	–	49,299	–	10,850	–	64,555
1.20%	–	1,867	–	1,145	–	–	–	1,157
1.25%	–	71,365	–	52,599	–	2,699	–	24,369
1.30%	1,271,680	2,292	2,348,262	3,579	2,211	–	8,926	–
1.35%	–	125,954	–	–	–	3,575	–	19,989
1.40%	338,798	33,983	1,378,703	11,445	1,577	634	1,949	27,127
1.45%	–	106,938	–	21,392	–	11,514	–	56,094
1.50%	–	50,547	–	12,413	–	1,539	–	11,665
1.55%	–	216,117	–	53,051	–	13,815	–	106,033
1.60%	–	18,566	–	3,155	–	961	–	7,287
1.65%	–	121,548	–	26,450	–	6,545	–	33,546
1.70%	–	16,750	–	6,117	–	141	–	10,103
1.75%	–	144,283	–	13,466	–	8,457	–	37,659
1.80%	–	83,264	–	33,563	–	3,982	–	62,021
1.85%	–	33,787	–	11,808	–	1,003	–	13,430
1.90%	–	7,240	–	5,865	–	569	–	4,869
1.95%	–	28,855	–	2,287	–	475	–	3,602
2.00%	–	41,691	–	1,314	–	4,338	–	25,788
2.05%	–	11,017	–	4,972	–	354	–	6,459
2.10%	–	24,347	–	6,775	–	344	–	13,860
2.15%	–	13,037	–	1,920	–	294	–	2,515
2.20%	–	23,099	–	–	–	451	–	11,990
2.25%	–	2,771	–	190	–	112	–	1,656
2.30%	–	5,523	–	325	–	46	–	504
2.35%	–	3,115	–	–	–	16	–	799
2.40%	–	2,849	–	–	–	–	–	–
2.45%	–	222	–	–	–	827	–	3,554
2.50%	–	768	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	13	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	171	–	–	–	–	–	163
2.75%	–	–	–	–	–	15	–	14
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppGlSec3	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc4	OppHighInc	OppHighIncS
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,612,510	1,522,156	3,729,460	324,058	3,811	73,737	10,934	558,894

	OppMStSCap	OppMStSCapS	OppMSt	OppMStS	OppMidCap	PioVSmCapV	PVTGroInc	PVTIntlEq
0.80%	$60	–	369	–	1,011	–	–	–
0.95%	–	2,111	–	2,336	–	7,186	–	–
1.05%	–	3,250	–	1,136	–	6,170	264	–
1.10%	–	9,977	–	28,609	–	–	654	–
1.15%	–	177,870	–	479,985	–	–	18,186	3,313
1.20%	–	695	–	3,679	–	–	–	–
1.25%	–	25,692	–	60,213	–	–	4,794	1,571
1.30%	35,557	934	284,481	4,014	192,970	–	–	–
1.35%	–	57,008	–	112,027	–	–	2,592	–
1.40%	13,439	27,068	95,478	78,167	46,196	–	459	1,585
1.45%	–	50,796	–	106,807	–	–	3,845	1,287
1.50%	–	41,335	–	110,665	–	–	3,972	2,730
1.55%	–	201,535	–	487,639	–	–	19,577	4,916
1.60%	–	16,457	–	32,251	–	–	2,050	81
1.65%	–	57,276	–	167,004	–	–	20,076	2,120
1.70%	–	20,403	–	69,378	–	–	2,060	1,425
1.75%	–	311,239	–	1,097,362	–	–	8,731	1,186
1.80%	–	94,938	–	188,800	–	–	7,983	2,631
1.85%	–	24,814	–	62,698	–	–	2,845	793
1.90%	–	7,901	–	23,547	–	–	1,179	95
1.95%	–	53,265	–	166,447	–	–	1,580	–
2.00%	–	125,499	–	471,634	–	–	4,461	215
2.05%	–	13,175	–	62,755	–	–	5,618	812
2.10%	–	55,308	–	85,612	–	–	3,650	113
2.15%	–	89,649	–	348,923	–	–	5,611	–
2.20%	–	42,079	–	87,991	–	–	562	–
2.25%	–	14,291	–	64,039	–	–	4,536	–
2.30%	–	12,083	–	22,719	–	–	662	–
2.35%	–	198,423	–	864,113	–	–	1,514	–
2.40%	–	21,186	–	86,191	–	–	561	531
2.45%	–	6,686	–	29,264	–	–	347	–
2.50%	–	1,001	–	5,739	–	–	796	–
2.55%	–	16,309	–	70,115	–	–	–	–
2.60%	–	10,338	–	47,926	–	–	536	–
2.65%	–	885	–	2,943	–	–	–	–
2.70%	–	4,654	–	21,997	–	–	–	–
2.75%	–	2,489	–	11,481	–	–	18	–
2.80%	–	237	–	1,569	–	–	133	–
2.85%	–	40	–	1,352	–	–	–	–
2.90%	–	1,621	–	6,229	–	–	–	–
2.95%	–	129	–	515	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	107	–	334	–	–	–	–
3.10%	–	360	–	1,097	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	18	–	56	–	–	–	–
3.25%	–	29	–	140	–	–	–	–

Totals	$49,056	1,801,160	380,328	5,577,498	240,177	13,356	129,852	25,404

	PVTVoygr	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBdR1	VEWrldBd	VEWrldEMktR1
0.80%	$–	399	1,121	13	3,154	83	69	2,904
0.95%	59	12	254	62	–	–	–	–
1.05%	–	74	576	69	–	–	–	–
1.10%	–	8,664	4,172	801	–	–	–	–
1.15%	4,210	153,486	101,584	28,528	–	–	–	–
1.20%	–	649	378	169	–	–	–	–
1.25%	4,135	8,255	12,958	2,650	–	–	–	–
1.30%	–	40,033	99,115	16,051	783,311	66,064	190,160	310,552

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	PVTVoygr	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBdR1	VEWrldBd	VEWrldEMktR1
1.35%	712	34,704	56,589	4,766	–	–	–	–
1.40%	105	50,947	57,536	7,309	257,635	44,559	80,915	101,197
1.45%	1,409	42,991	66,590	12,295	–	–	–	–
1.50%	1,300	31,669	26,800	5,873	–	–	–	–
1.55%	5,756	169,440	132,456	23,567	–	–	–	–
1.60%	268	8,445	11,620	2,067	–	–	–	–
1.65%	4,195	36,331	47,232	21,126	–	–	–	–
1.70%	689	19,482	10,273	3,007	–	–	–	–
1.75%	1,493	317,426	145,843	44,848	–	–	–	–
1.80%	1,748	45,882	120,761	10,325	–	–	–	–
1.85%	1,590	26,994	30,074	2,313	–	–	–	–
1.90%	432	4,807	1,101	595	–	–	–	–
1.95%	323	50,269	25,227	5,580	–	–	–	–
2.00%	2,110	130,893	28,410	16,452	–	–	–	–
2.05%	3,373	14,979	7,282	7,525	–	–	–	–
2.10%	245	28,633	22,597	8,524	–	–	–	–
2.15%	603	110,102	26,542	9,686	–	–	–	–
2.20%	715	32,077	25,341	3,717	–	–	–	–
2.25%	1,621	16,475	9,065	4,099	–	–	–	–
2.30%	949	8,219	5,113	197	–	–	–	–
2.35%	1,042	212,277	20,205	8,639	–	–	–	–
2.40%	1,377	27,016	6,120	1,796	–	–	–	–
2.45%	352	8,970	1,993	1,620	–	–	–	–
2.50%	535	1,302	578	77	–	–	–	–
2.55%	53	16,709	363	690	–	–	–	–
2.60%	496	11,033	133	124	–	–	–	–
2.65%	–	867	789	83	–	–	–	–
2.70%	245	5,879	962	200	–	–	–	–
2.75%	11	2,469	–	–	–	–	–	–
2.80%	131	375	370	145	–	–	–	–
2.85%	–	86	–	–	–	–	–	–
2.90%	–	1,751	–	614	–	–	–	–
2.95%	–	145	73	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	110	–	–	–	–	–	–
3.10%	–	362	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	19	–	–	–	–	–	–
3.25%	–	28	–	–	–	–	–	–

Totals	$42,282	1,681,735	1,108,196	256,202	1,044,100	110,706	271,144	414,653

	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUEmMkt2	VKUUSRE
0.80%	$1,733	1,597	3,615	2	–	132	–	9,641
0.95%	–	–	–	–	4,459	–	–	–
1.05%	–	–	–	–	2,717	–	–	–
1.10%	–	–	–	–	19,437	–	350	–
1.15%	–	–	–	–	268,721	–	5,109	–
1.20%	–	–	–	–	2,186	–	–	–
1.25%	–	–	–	–	24,352	–	4,324	–
1.30%	390,912	375,644	509,530	25,173	3,599	76,620	–	1,642,258
1.35%	–	–	–	–	61,459	–	–	–
1.40%	192,775	146,960	191,146	9,476	50,144	33,704	261	828,387
1.45%	–	–	–	–	64,296	–	2,855	–
1.50%	–	–	–	–	72,861	–	4,944	–
1.55%	–	–	–	–	255,713	–	5,033	–
1.60%	–	–	–	–	15,546	–	264	–
1.65%	–	–	–	–	85,979	–	917	–
1.70%	–	–	–	–	41,173	–	706	–
1.75%	–	–	–	–	707,916	–	752	–
1.80%	–	–	–	–	91,172	–	1,906	–
1.85%	–	–	–	–	37,183	–	1,369	–
1.90%	–	–	–	–	13,179	–	589	–
1.95%	–	–	–	–	101,734	–	230	–
2.00%	–	–	–	–	345,600	–	1	–
2.05%	–	–	–	–	29,841	–	586	–
2.10%	–	–	–	–	44,926	–	1,770	–
2.15%	–	–	–	–	210,070	–	715	–
2.20%	–	–	–	–	66,945	–	–	–
2.25%	–	–	–	–	53,162	–	–	–
2.30%	–	–	–	–	17,196	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUEmMkt2	VKUUSRE
2.35%	–	–	–	–	695,753	–	–	–
2.40%	–	–	–	–	56,917	–	–	–
2.45%	–	–	–	–	23,022	–	–	–
2.50%	–	–	–	–	2,362	–	–	–
2.55%	–	–	–	–	52,919	–	–	–
2.60%	–	–	–	–	38,294	–	–	–
2.65%	–	–	–	–	1,886	–	–	–
2.70%	–	–	–	–	14,156	–	–	–
2.75%	–	–	–	–	7,905	–	–	–
2.80%	–	–	–	–	735	–	–	–
2.85%	–	–	–	–	237	–	–	–
2.90%	–	–	–	–	4,445	–	–	–
2.95%	–	–	–	–	260	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	180	–	–	–
3.10%	–	–	–	–	487	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	25	–	–	–
3.25%	–	–	–	–	106	–	–	–

Totals	$585,420	524,201	704,291	34,651	3,591,255	110,456	32,681	2,480,286

	VKUUSRE2	VicDivrStk	WFVDisc	WFVLgCoGro	WFVMMrkt	WFVOpp	WFVSmMdCV	WFTotRetBd
0.80%	$–	–	780	–	–	4,661	–	–
0.95%	10,092	–	–	–	–	–	–	–
1.05%	4,647	–	–	–	–	–	–	–
1.10%	6,619	–	–	–	–	–	–	–
1.15%	314,340	1,556	–	–	96	–	–	259
1.20%	841	–	–	–	–	–	–	–
1.25%	60,625	5,631	–	–	–	–	1	–
1.30%	1,346	–	686,872	–	–	3,213,823	–	–
1.35%	90,452	1,839	–	–	–	–	–	–
1.40%	24,413	–	268,259	14	158	1,112,019	–	–
1.45%	83,806	–	–	–	–	–	–	–
1.50%	49,400	1,382	–	–	–	–	–	–
1.55%	349,284	60	–	–	–	–	–	–
1.60%	19,879	616	–	–	–	–	–	–
1.65%	108,800	379	–	–	–	–	–	–
1.70%	23,712	182	–	–	–	–	–	–
1.75%	123,577	55	–	102	7	–	–	–
1.80%	139,538	860	–	–	–	–	–	–
1.85%	46,251	371	–	–	–	–	–	–
1.90%	17,643	–	–	376	–	–	–	–
1.95%	26,646	574	–	–	–	–	–	–
2.00%	53,000	–	–	253	–	–	–	–
2.05%	26,518	–	–	–	–	–	–	–
2.10%	39,856	1,035	–	776	–	–	–	–
2.15%	11,439	–	–	–	–	–	–	–
2.20%	22,795	–	–	1,408	–	–	–	–
2.25%	4,275	–	–	–	–	–	–	–
2.30%	4,931	–	–	–	–	–	–	–
2.35%	980	–	–	–	–	–	–	–
2.40%	1,588	–	–	–	–	–	–	–
2.45%	22,274	–	–	–	–	–	–	–
2.50%	503	–	–	–	–	–	–	–
2.55%	2,206	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	276	–	–	–	–	–	–	–
2.70%	166	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	806	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.20%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,693,524	14,540	955,911	2,929	261	4,330,503	1	259

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $276,423,047 and $258,453,443, respectively, and total transfers from the Account to the fixed account were $100,675,280 and $98,329,606, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $27,519,597 and $19,726,148 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,508,866 and $1,024,406 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits made to All American Gold, Achiever, Future Venue, Elite Venue and Choice Venue II contracts, the Company contributed $5,763,519 and $4,208,817 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Value Fund – Series II
2007	0.80% to 2.95%	2,902,901	$10.74	to 15.16	$50,651,888	0.35%	0.55% to	-1.64%
2006	0.95% to 2.95%	3,021,464	14.14	to 15.42	52,769,013	0.12%	11.87% to	9.62%
2005	0.95% to 2.95%	3,126,816	12.64	to 14.06	49,174,442	0.00%	4.43% to	2.33%
2004	0.95% to 2.80%	2,372,812	12.11	to 13.78	35,865,728	0.00%	9.79% to	7.74%
2003	0.95% to 2.80%	725,730	11.03	to 12.79	9,990,108	0.00%	10.28% to	27.90%	(a) (b)
AIM VIF – Capital Appreciation Fund – Series II
2007	0.80% to 2.95%	1,044,738	10.99	to 14.72	17,629,535	0.00%	10.83% to	8.42%
2006	0.80% to 2.95%	936,992	9.91	to 13.58	14,402,186	0.00%	-0.88% to	2.94%	(a)
2005	0.95% to 2.95%	783,186	12.18	to 13.19	11,580,313	0.00%	7.55% to	5.38%
2004	0.95% to 2.85%	995,122	11.33	to 12.54	13,783,771	0.00%	5.32% to	3.30%
2003	0.95% to 2.80%	208,483	10.76	to 12.14	2,749,979	0.00%	7.56% to	21.42%	(a) (b)
AIM VIF – Capital Development Fund – Series II
2007	0.80% to 3.00%	1,288,902	11.09	to 18.24	27,002,291	0.00%	9.66% to	7.21%
2006	0.80% to 3.00%	1,088,041	10.12	to 17.01	20,992,339	0.00%	1.15% to	12.78%	(a)
2005	0.95% to 3.00%	938,234	13.62	to 15.09	15,894,114	0.00%	8.23% to	6.00%
2004	0.95% to 2.70%	681,736	12.59	to 15.48	10,765,387	0.00%	14.17% to	12.16%
2003	1.15% to 2.65%	156,782	14.00	to 13.81	2,180,408	0.00%	39.96% to	38.10%	(a) (b)
Alger American Balanced Portfolio – Class S Shares
2007	0.95% to 1.45%	23,143	13.77	to 13.47	317,270	0.00%	13.39% to	12.82%
2006	0.95% to 1.45%	19,445	12.14	to 11.94	235,534	0.81%	3.47% to	2.95%
2005	0.95% to 1.45%	37,454	11.73	to 11.60	439,160	1.78%	7.13% to	6.59%
2004	0.95% to 1.45%	11,877	10.95	to 10.88	129,991	1.97%	3.28% to	2.76%
Alger American Mid Cap Growth Portfolio – Class S Shares
2007	0.95% to 1.80%	52,160	18.48	to 17.80	958,371	0.00%	30.02% to	28.90%
2006	0.95% to 1.80%	42,969	14.21	to 13.81	608,077	0.00%	8.84% to	7.91%
2005	0.95% to 1.80%	31,739	13.06	to 12.80	413,029	0.00%	8.50% to	7.57%
2004	0.95% to 1.45%	17,910	12.03	to 11.95	215,064	0.00%	11.69% to	11.13%
2003	0.95%	2,204	10.77		23,746	0.00%	7.74%		(a) (b)
AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	0.95% to 2.90%	1,095,470	15.18	to 15.45	19,731,218	1.22%	3.86% to	1.80%
2006	0.95% to 2.90%	1,318,088	14.62	to 15.18	23,041,761	1.14%	15.88% to	13.60%
2005	0.95% to 2.90%	1,458,592	12.61	to 13.36	22,196,589	1.24%	3.60% to	1.57%
2004	0.95% to 2.90%	1,632,039	12.17	to 13.15	24,059,143	0.88%	10.17% to	8.00%
2003	0.95% to 2.90%	1,055,483	11.05	to 12.18	14,215,858	0.14%	10.51% to	21.78%	(a) (b)
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	0.95% to 2.40%	394,975	16.31	to 19.59	7,812,720	0.80%	0.56% to	-0.92%
2006	0.95% to 2.40%	436,802	16.22	to 19.77	8,743,128	0.23%	13.12% to	11.47%
2005	0.95% to 2.40%	472,597	14.34	to 17.73	8,416,951	0.55%	5.62% to	4.08%
2004	0.95% to 2.70%	497,373	13.58	to 16.94	8,511,826	0.09%	17.94% to	15.86%
2003	1.10% to 2.70%	282,978	14.83	to 14.62	4,130,159	0.05%	48.33% to	46.22%	(a) (b)
American Century VP – Balanced Fund – Class I
2007	0.80% to 1.40%	2,885,081	20.65	to 22.39	68,694,053	2.18%	4.09% to	3.46%
2006	0.80% to 1.40%	3,544,356	19.84	to 21.64	81,354,666	1.99%	8.74% to	8.09%
2005	0.80% to 1.40%	4,467,709	18.24	to 20.02	94,404,446	1.89%	4.10% to	3.47%
2004	0.80% to 1.40%	5,476,571	17.53	to 19.35	111,421,119	1.68%	8.90% to	8.24%
2003	0.80% to 1.40%	6,309,606	16.09	to 17.88	118,238,558	2.53%	18.50% to	17.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Capital Appreciation Fund – Class I
2007	0.80% to 1.40%	3,530,839	$22.34 to 26.89	$159,958,937	0.00%	44.63% to 43.75%
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%

American Century VP – Income & Growth Fund – Class I
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
2006	0.80% to 1.40%	2,937,946	14.22 to 13.49	39,889,470	1.85%	16.15% to 15.45%
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%

American Century VP – Income & Growth Fund – Class II
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
2005	0.95% to 2.85%	974,803	12.97 to 11.33	14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century VP – Inflation Protection Fund – Class II
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century VP – International Fund – Class I
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%

American Century VP – International Fund – Class II
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century VP – International Fund – Class III
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%

American Century VP – International Fund – Class IV
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century VP – Mid Cap Value Fund – Class I
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	(a) (b)

American Century VP – Mid Cap Value Fund – Class II
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century VP – Ultra® Fund – Class I
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Ultra ® Fund – Class II
2007	0.95% to 2.90%	1,079,627	$13.53	to	13.65	$17,056,680	0.00%	19.69% to	17.32%
2006	0.95% to 2.90%	1,132,582	11.31	to	11.64	15,069,024	0.00%	-4.30% to	-6.18%
2005	0.95% to 2.90%	1,111,532	11.82	to	12.40	15,585,166	0.00%	1.01% to	-0.97%
2004	0.95% to 2.85%	833,172	11.70	to	12.54	11,612,690	0.00%	9.54% to	7.44%
2003	1.15% to 2.75%	251,964	13.07	to	11.68	3,176,173	0.00%	30.66% to	16.77%	(a) (b)
American Century VP – Value Fund – Class I
2007	0.80% to 1.40%	4,831,480	24.70	to	23.10	112,542,386	1.78%	-5.90% to	-6.47%
2006	0.80% to 1.40%	6,165,160	26.25	to	24.70	153,403,265	1.35%	17.71% to	17.00%
2005	0.80% to 1.40%	7,260,905	22.30	to	21.11	154,247,554	0.93%	4.20% to	3.57%
2004	0.80% to 1.40%	8,834,706	21.40	to	20.39	181,034,811	1.06%	13.42% to	12.73%
2003	0.80% to 1.40%	9,070,068	18.87	to	18.08	164,712,767	1.01%	27.93% to	27.15%
American Century VP – Value Fund – Class II
2007	0.95% to 2.95%	5,881,576	14.49	to	14.65	99,951,941	1.51%	-6.21% to	-8.12%
2006	0.95% to 2.95%	5,699,037	15.45	to	15.95	104,054,486	1.05%	17.34% to	14.98%
2005	0.95% to 2.95%	4,664,738	13.16	to	13.87	73,014,202	0.59%	3.86% to	1.77%
2004	0.95% to 2.80%	2,735,693	12.67	to	13.66	41,571,673	0.53%	13.09% to	10.98%
2003	1.10% to 2.80%	875,072	13.63	to	12.31	11,835,842	0.00%	36.27% to	23.13%	(a) (b)
American Century VP – Vista SM Fund – Class I
2007	0.80% to 1.40%	951,361	13.28	to	13.14	12,519,496	0.00%	38.65% to	37.81%
2006	1.30% to 1.40%	15,762	9.54	to	9.54	150,403	0.00%	-4.56% to	-4.63%	(a) (b)
American Century VP – Vista SM Fund – Class II
2007	0.95% to 2.80%	2,291,468	12.42	to	16.13	37,937,432	0.00%	24.25% to	35.61%	(a)
2006	1.10% to 2.90%	242,388	12.25	to	11.88	2,936,912	0.00%	7.68% to	5.73%
2005	1.10% to 2.90%	106,490	11.37	to	11.23	1,205,764	0.00%	13.72% to	12.35%	(a) (b)
American Funds IS – Growth Fund – Class 1
2007	1.30%	204,499	85.98			17,582,665	0.98%	11.17%
2006	1.30%	243,531	77.34			18,835,011	0.92%	9.05%
2005	1.30%	304,890	70.93			21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68			20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43			20,233,757	0.37%	35.36%
American Funds IS – High-Income Bond Fund – Class 1
2007	1.30%	35,586	40.66			1,446,977	10.75%	0.29%
2006	1.30%	35,506	40.54			1,439,550	4.68%	9.45%
2005	1.30%	51,290	37.04			1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63			2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79			2,697,763	10.29%	28.10%
American Funds IS – U.S. Government/AAA-Rated Securities Fund – Class 1
2007	1.30%	49,215	29.52			1,452,853	7.14%	5.43%
2006	1.30%	62,699	28.00			1,755,517	3.68%	2.60%
2005	1.30%	88,729	27.29			2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92			2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33			2,920,820	3.56%	1.18%
Charles Schwab Money Market Portfolio
2007	0.95% to 1.85%	2,030,093	10.92	to	10.50	22,118,985	4.51%	3.74% to	2.79%
2006	0.95% to 1.85%	1,650,023	10.53	to	10.21	17,343,382	4.15%	3.61% to	2.67%
2005	0.95% to 1.90%	1,114,003	10.16	to	9.94	11,301,111	3.00%	1.77% to	0.80%
2004	0.95% to 1.85%	438,727	9.98	to	9.86	4,373,727	0.96%	-0.06% to	-0.96%
2003	0.95% to 1.45%	245,954	9.99	to	9.97	2,456,759	0.09%	-0.11% to	-0.27%	(a) (b)
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.80% to 1.40%	219,613	15.39	to	14.39	3,186,083	0.00%	-4.73% to	-5.31%
2006	0.80% to 1.40%	285,608	16.15	to	15.20	4,372,655	0.00%	12.30% to	11.62%
2005	0.80% to 1.40%	377,164	14.38	to	13.62	5,168,448	0.00%	15.22% to	14.52%
2004	0.80% to 1.40%	509,005	12.48	to	11.89	6,084,949	0.00%	17.05% to	16.34%
2003	0.80% to 1.40%	665,511	10.67	to	10.22	6,834,165	0.00%	46.48% to	45.59%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – International Focus Portfolio
2007	0.80% to 1.40%	2,123,568	$18.72 to 17.89	$38,252,943	1.05%	15.66% to 14.96%
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
Dreyfus Stock Index Fund, Inc. – Service Shares
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to19.47%
Dreyfus VIF – Appreciation Portfolio – Service Shares
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)
Dreyfus VIF – Developing Leaders Portfolio – Service Shares
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to-13.42%
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
2005	0.95% to 2.40%	339,465	12.34 to 15.26	5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
Federated IS – American Leaders Fund II – Service Shares
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to-12.36%
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Capital Appreciation Fund II – Service Shares
2007	0.95% to 3.15%	192,944	$14.57 to 14.35	$3,164,519	0.55%	8.59% to 6.17%
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)
Federated IS – Market Opportunity Fund II – Service Shares
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	(a) (b)
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
Federated IS – Quality Bond Fund II – Service Shares
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
2006	0.95% to 2.95%	4,875,943	10.81 to 9.88	51,727,060	3.80%	2.94% to 0.86%
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	(a)
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
Fidelity® VIP – Growth Portfolio – Service Class 2
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	(a)
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
Fidelity® VIP – High Income Portfolio – Initial Class R
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	(a) (b)
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.80% to 1.40%	4,559,645	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – Overseas Portfolio – Initial Class R
2007	0.80% to 1.40%	3,885,215	$20.03 to 19.35	$75,531,894	3.35%	16.41% to 15.70%
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
2005	0.80% to 1.40%	4,309,892	14.69 to 14.37	62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%

Fidelity® VIP – Overseas Portfolio – Service Class 2
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	(a)
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
2006	0.80% to 1.40%	21,578,263	32.72 to 33.18	721,451,899	1.27%	10.83% to 10.16%
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	(a)
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	(a)
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	0.95% to 3.10%	8,968,155	$ 10.66 to 23.16	$228,696,376	0.50%	6.62% to 11.74%	(a)
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	(a)
2005	1.10% to 2.75%	1,080,443	13.42 to 13.27	14,439,718	0.70%	34.16% to 32.67%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
2006	1.30% to 1.40%	162,866	10.51 to 10.51	1,711,515	3.28%	5.13% to 5.05%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
2006	1.30% to 1.40%	138,522	10.53 to 10.53	1,458,810	2.86%	5.33% to 5.25%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
2006	0.80% to 1.40%	85,450	10.59 to 10.55	901,603	2.10%	5.88% to 5.46%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)

First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	(a)
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.95% to 2.25%	462,809	$ 20.06 to 22.86	$10,928,425	1.98%	14.35% to 12.85%
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	(a)
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	(a) (b)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	(a)
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
2006	0.80% to 1.40%	411,359	12.29 to 11.94	4,935,597	0.00%	7.08% to 6.43%
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.80% to 1.40%	733,774	5.09to4.86	3,581,793	0.31%	20.72% to 19.99%
2006	0.80% to 1.40%	957,855	4.22to4.05	3,893,993	0.00%	6.97% to 6.32%
2005	0.80% to 1.40%	1,331,430	3.94to3.81	5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56to3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57to3.49	9,122,989	0.00%	45.30% to 44.43%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.80% to 2.60%	321,741	10.00to16.66	5,521,409	0.50%	-0.03% to 3.36%	(a)
2006	0.95% to 2.50%	237,661	15.64to16.18	3,888,158	0.15%	9.72% to 8.01%
2005	0.95% to 2.50%	177,552	14.26to14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98to13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21to12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.80% to	3.25%	7,719,861	$29.56	to	25.27	$212,963,970	0.45%	27.04% to	23.89%
2006	0.80% to	3.25%	6,010,855	23.27	to	20.40	131,707,793	1.95%	45.53% to	41.94%
2005	0.80% to	2.20%	1,666,749	15.99	to	14.63	25,822,972	1.10%	30.96% to	29.12%
2004	0.80% to	2.20%	995,810	12.21	to	11.33	11,887,853	0.91%	17.76% to	13.29%	(b)
2003	0.80% to	1.40%	739,921	10.37	to	10.26	7,601,917	1.03%	33.47% to	32.66%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.80% to	2.15%	879,729	16.81	to	38.58	16,732,189	0.44%	26.99% to	25.25%
2006	0.80% to	2.15%	1,090,672	13.24	to	30.80	16,201,270	1.82%	45.46% to	43.49%
2005	0.80% to	2.45%	1,379,274	9.10	to	21.28	14,034,749	0.98%	30.89% to	28.72%
2004	0.80% to	2.45%	1,822,897	6.95	to	16.53	14,029,437	0.77%	17.74% to	15.78%
2003	0.80% to	2.15%	2,390,414	5.90	to	14.32	15,852,117	0.84%	33.46% to	43.16%	(b)

JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	0.80% to	1.40%	934,069	14.58	to	14.26	13,355,230	0.93%	1.63% to	1.01%
2006	0.80% to	1.40%	1,328,877	14.35	to	14.12	18,795,204	0.59%	15.91% to	15.21%
2005	0.80% to	1.40%	2,326,240	12.38	to	12.25	28,535,450	0.22%	8.34% to	7.69%
2004	0.80% to	1.40%	837,806	11.42	to	11.38	9,536,123	0.00%	14.23% to	13.78%	(a) (b)

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.80% to	3.25%	38,220,042	15.25	to	9.66	424,912,124	3.23%	3.93% to	1.35%
2006	0.80% to	3.25%	19,400,879	14.68	to	9.53	224,892,310	3.51%	3.37% to	0.82%
2005	0.80% to	2.75%	8,471,408	14.20	to	9.59	116,762,312	2.78%	0.63% to	-1.34%
2004	0.80% to	2.75%	8,511,968	14.11	to	9.72	125,688,679	3.65%	-0.03% to	-1.99%
2003	0.80% to	2.60%	7,936,054	14.11	to	10.21	129,353,531	4.54%	1.60% to	-0.34%	(b)
MFS VIT – Investors Growth Stock Series – Service Class
2007	0.95% to	3.15%	1,427,758	13.57	to	13.50	22,610,416	0.09%	9.96% to	7.51%
2006	0.95% to	3.15%	1,642,788	12.34	to	12.55	23,833,223	0.00%	6.29% to	3.93%
2005	0.95% to	3.15%	1,866,912	11.61	to	12.08	25,659,631	0.14%	3.24% to	0.95%
2004	1.10% to	3.15%	1,330,865	13.65	to	11.97	17,804,034	0.00%	7.79% to	5.55%
2003	1.15% to	2.80%	430,072	12.66	to	11.36	5,365,390	0.00%	26.62% to	13.64%	(a) (b)

MFS VIT – Value Series – Service Class
2007	0.80% to	3.15%	4,556,477	11.85	to	16.86	87,844,770	0.73%	6.73% to	4.19%
2006	0.80% to	3.15%	3,466,377	11.10	to	16.18	63,110,866	0.70%	11.02% to	16.72%	(a)
2005	1.10% to	3.15%	1,732,243	15.74	to	13.86	26,565,220	0.77%	5.30% to	3.12%
2004	1.10% to	3.15%	871,754	14.94	to	13.44	12,731,984	0.38%	13.56% to	11.21%
2003	1.10% to	2.75%	318,844	13.16	to	12.12	4,095,704	0.01%	31.60% to	21.20%	(a) (b)

MTB Large-Cap Growth Fund II
2007	1.15% to	2.35%	90,603	12.39	to	11.85	1,130,341	0.38%	7.89% to	6.58%
2006	1.15% to	2.35%	91,381	11.48	to	11.12	1,057,960	0.54%	9.08% to	7.76%
2005	1.15% to	2.35%	87,319	10.53	to	10.32	928,731	0.45%	0.85% to	-0.37%
2004	1.15% to	2.35%	58,138	10.44	to	10.36	611,643	0.75%	4.37% to	3.58%	(a) (b)

MTB Large-Cap Value Fund II
2007	1.15% to	2.35%	111,241	14.39	to	13.77	1,613,063	1.08%	0.39% to	-0.83%
2006	1.15% to	2.35%	100,046	14.34	to	13.89	1,450,895	1.01%	16.26% to	14.85%
2005	1.15% to	2.35%	82,930	12.33	to	12.09	1,038,567	0.97%	9.02% to	7.70%
2004	1.15% to	2.35%	50,546	11.31	to	11.23	579,510	1.08%	13.12% to	12.26%	(a) (b)

MTB Managed Allocation Fund – Aggressive Growth II
2007	1.15% to	1.85%	33,329	12.97	to	12.73	429,215	1.38%	6.46% to	5.70%
2006	1.15% to	1.85%	27,147	12.19	to	12.04	329,302	3.32%	13.51% to	12.71%
2005	1.35% to	1.75%	11,254	10.72	to	10.69	120,559	1.08%	7.21% to	6.92%	(a) (b)

MTB Managed Allocation Fund – Conservative Growth II
2007	1.15% to	1.75%	8,194	11.26	to	11.08	92,000	2.66%	3.94% to	3.30%
2006	1.15% to	1.75%	8,142	10.83	to	10.72	88,038	3.85%	5.73% to	5.09%
2005	1.25% to	1.75%	3,652	10.24	to	10.20	37,354	3.18%	2.39% to	2.04%	(a) (b)

MTB Managed Allocation Fund – Moderate Growth II
2007	1.15% to	2.60%	651,956	12.76	to	12.10	8,384,121	2.05%	5.65% to	4.10%
2006	1.15% to	2.60%	703,592	12.08	to	11.62	8,580,243	2.61%	9.15% to	7.56%
2005	1.15% to	2.60%	659,109	11.07	to	10.81	7,392,704	1.78%	2.80% to	1.30%
2004	1.15% to	2.35%	396,790	10.77	to	10.68	4,342,283	1.60%	7.65% to	6.84%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES to FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.80% to	2.95%	42,263,897	$11.06 to	10.66	$460,727,179	2.72%	5.29% to	2.99%
2006	0.80% to	2.70%	12,975,664	10.50 to	10.37	135,528,888	3.29%	5.01% to	3.67%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.80% to	2.95%	12,421,457	10.71 to	10.32	130,936,805	8.10%	2.15% to	-0.07%
2006	1.05% to	2.70%	1,749,769	10.47 to	10.35	18,258,647	0.44%	4.65% to	3.49%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.80% to	3.05%	5,365,947	12.23 to	11.78	64,844,710	2.79%	13.44% to	10.86%
2006	0.80% to	2.50%	2,159,481	10.78 to	10.66	23,167,616	0.10%	7.85% to	6.62%	(a) (b)

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.80% to	2.95%	8,176,408	9.84 to	9.70	79,871,976	2.28%	-1.61% to	-3.04%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.80% to	3.25%	11,269,769	11.44 to	10.98	127,268,601	0.71%	11.00% to	8.24%
2006	0.80% to	3.10%	4,677,116	10.31 to	10.15	47,960,489	1.16%	3.09% to	1.50%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.95% to	2.35%	1,099,805	13.25 to	13.84	15,862,330	7.26%	2.15% to	0.70%
2006	0.95% to	2.35%	1,370,433	12.98 to	13.75	19,466,090	6.92%	9.56% to	8.01%
2005	0.95% to	2.35%	1,835,081	11.84 to	12.73	23,862,058	7.21%	1.41% to	-0.02%
2004	0.95% to	2.75%	2,793,276	11.68 to	11.69	36,076,240	7.36%	9.05% to	7.07%
2003	1.10% to	2.70%	1,610,041	11.97 to	11.80	19,212,252	6.18%	19.74% to	18.04%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.80% to	2.80%	3,534,655	10.90 to	11.15	40,885,129	8.09%	2.34% to	0.26%
2006	0.80% to	2.45%	2,697,783	10.65 to	11.19	30,684,739	7.38%	6.54% to	7.90%	(a)
2005	0.95% to	2.35%	1,650,804	10.47 to	10.38	17,226,530	8.47%	4.74% to	3.76%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.80% to	1.40%	40,673	34.80 to	33.31	1,361,399	0.67%	44.41% to	43.53%
2006	0.80% to	1.40%	52,896	24.10 to	23.21	1,232,735	0.66%	35.63% to	34.81%
2005	0.80% to	1.40%	71,734	17.77 to	17.21	1,239,682	0.59%	31.58% to	30.79%
2004	0.80% to	1.40%	91,659	13.51 to	13.16	1,210,001	0.79%	19.78% to	19.05%
2003	0.80% to	1.40%	157,661	11.28 to	11.05	1,746,289	0.50%	63.94% to	62.95%

Nationwide VIT – Gartmore Emerging Markets Fund – Class II
2007	1.10% to	2.45%	134,775	50.56 to	47.29	6,651,015	0.42%	43.59% to	41.62%
2006	1.10% to	2.45%	171,105	35.22 to	33.39	5,894,605	0.52%	34.82% to	32.99%
2005	1.10% to	2.45%	229,328	26.12 to	25.11	5,880,895	0.39%	30.88% to	29.10%
2004	1.10% to	2.45%	308,910	19.96 to	19.45	6,083,130	0.89%	19.11% to	17.49%
2003	1.10% to	2.70%	289,997	16.76 to	16.52	4,798,777	0.13%	67.55% to	65.18%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.80% to	1.40%	2,599,261	38.08 to	36.80	96,119,470	0.68%	44.38% to	43.50%
2006	0.80% to	1.40%	2,337,802	26.38 to	25.64	60,183,472	0.78%	35.55% to	34.74%
2005	0.80% to	1.40%	2,370,880	19.46 to	19.03	45,251,879	0.50%	31.60% to	30.80%
2004	0.80% to	1.40%	1,392,714	14.79 to	14.55	20,303,030	1.15%	19.79% to	19.07%
2003	0.80% to	1.40%	991,282	12.34 to	12.22	12,125,928	0.38%	63.90% to	62.91%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	0.95% to	2.80%	3,749,821	13.46 to	28.12	109,631,081	0.59%	34.62% to	41.36%	(a)
2006	1.10% to	2.80%	2,839,512	20.83 to	19.89	58,358,811	0.62%	35.06% to	32.74%
2005	1.10% to	2.75%	1,795,459	15.42 to	15.00	27,469,297	0.51%	31.03% to	28.86%
2004	1.10% to	2.75%	690,336	11.77 to	11.64	8,096,434	1.65%	17.71% to	16.41%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class II
2007	0.95% to	2.10%	35,923	25.25 to	25.78	952,362	2.10%	18.91% to	17.53%
2006	0.95% to	2.10%	46,958	21.23 to	21.94	1,053,325	2.21%	36.03% to	34.45%
2005	0.95% to	2.10%	54,377	15.61 to	16.32	902,655	1.71%	5.18% to	3.96%
2004	0.95% to	2.10%	67,201	14.84 to	15.70	1,066,556	1.00%	28.33% to	26.84%
2003	1.15% to	2.70%	87,903	12.48 to	12.31	1,092,226	0.43%	24.79% to	23.08%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	0.80% to	1.40%	549,810	23.63 to	22.83	12,602,303	2.41%	19.42% to	18.70%
2006	0.80% to	1.40%	703,436	19.78 to	19.23	13,573,005	2.45%	36.49% to	35.67%
2005	0.80% to	1.40%	442,364	14.49 to	14.18	6,284,975	2.27%	5.63% to	4.99%
2004	0.80% to	1.40%	578,802	13.72 to	13.50	7,825,622	1.25%	28.91% to	28.13%
2003	0.80% to	1.40%	116,517	10.64 to	10.54	1,228,994	0.62%	23.18% to	22.43%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.80% to	1.40%	7,935	$ 16.11	to	15.42	$123,047	0.38%	26.12% to	25.36%
2006	0.80% to	1.40%	10,735	12.77	to	12.30	133,086	1.00%	31.90% to	31.11%
2005	0.80% to	1.40%	15,486	9.68	to	9.38	146,183	0.96%	29.17% to	28.39%
2004	0.80% to	1.40%	15,800	7.50	to	7.31	116,027	0.73%	13.28% to	12.60%
2003	0.80% to	1.40%	20,616	6.62	to	6.49	134,284	0.00%	34.54% to	33.73%

Nationwide VIT – Gartmore International Growth Fund – Class III
2007	0.80% to	1.40%	1,528,618	25.50	to	24.63	37,816,487	0.44%	26.13% to	25.36%
2006	0.80% to	1.40%	1,396,070	20.21	to	19.65	27,532,803	1.27%	31.89% to	31.10%
2005	0.80% to	1.40%	847,716	15.33	to	14.99	12,738,956	0.74%	29.14% to	28.36%
2004	0.80% to	1.40%	348,335	11.87	to	11.68	4,073,360	1.00%	13.44% to	12.75%
2003	0.80% to	1.40%	222,505	10.46	to	10.36	2,306,595	0.00%	34.25% to	33.44%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	0.80% to	1.40%	376,901	20.42	to	19.97	7,550,213	0.49%	18.98% to	18.25%
2006	0.80% to	1.40%	384,266	17.17	to	16.89	6,502,021	0.82%	24.81% to	24.06%
2005	0.80% to	1.40%	219,580	13.75	to	13.62	2,992,804	0.44%	18.39% to	17.67%
2004	1.30% to	1.40%	19,645	11.58	to	11.57	227,435	0.00%	15.79% to	15.71%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class II
2007	0.95% to	2.15%	65,660	17.86	to	20.57	1,389,160	2.84%	-2.35% to	-3.54%
2006	0.95% to	2.30%	85,448	18.29	to	21.20	1,862,421	1.63%	18.95% to	17.33%
2005	0.95% to	2.30%	91,491	15.38	to	18.07	1,683,814	1.68%	9.74% to	8.25%
2004	0.95% to	2.30%	111,302	14.02	to	16.69	1,878,091	1.63%	19.62% to	17.99%
2003	0.95% to	2.70%	67,705	11.72	to	14.01	958,244	0.62%	17.17% to	40.97%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class III
2007	0.80% to	1.40%	168,520	18.76	to	18.13	3,068,547	3.09%	-1.92% to	-2.51%
2006	0.80% to	1.40%	230,182	19.13	to	18.59	4,294,613	2.27%	19.38% to	18.66%
2005	0.80% to	1.40%	235,707	16.02	to	15.67	3,701,998	1.28%	10.28% to	9.62%
2004	0.80% to	1.40%	401,465	14.53	to	14.29	5,747,991	2.12%	20.16% to	19.43%
2003	0.80% to	1.40%	184,883	12.09	to	11.97	2,215,524	0.56%	40.33% to	39.48%

Nationwide VIT – Global Health Sciences Fund – Class II
2007	0.95% to	2.40%	124,698	13.98	to	16.78	2,178,340	0.01%	11.85% to	10.20%
2006	0.95% to	2.40%	146,024	12.50	to	15.23	2,295,803	0.00%	1.46% to	-0.02%
2005	0.95% to	2.40%	164,699	12.32	to	15.23	2,566,533	0.00%	7.16% to	5.60%
2004	0.95% to	2.40%	219,080	11.50	to	14.42	3,205,101	0.00%	6.54% to	4.98%
2003	0.95% to	2.70%	161,686	10.79	to	13.70	2,231,226	0.00%	7.93% to	37.02%	(a) (b)

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.80% to	1.40%	476,539	14.84	to	14.34	6,861,700	0.07%	12.32% to	11.63%
2006	0.80% to	1.40%	539,659	13.21	to	12.84	6,954,737	0.00%	1.88% to	1.27%
2005	0.80% to	1.40%	681,589	12.97	to	12.68	8,666,245	0.00%	7.56% to	6.91%
2004	0.80% to	1.40%	753,248	12.06	to	11.86	8,950,781	0.00%	6.98% to	6.33%
2003	0.80% to	1.40%	628,781	11.27	to	11.16	7,021,780	0.00%	35.68% to	34.86%

Nationwide VIT – Global Health Sciences Fund – Class VI
2007	0.95% to	2.60%	1,289,936	12.03	to	11.31	15,179,536	0.06%	11.90% to	10.02%
2006	0.95% to	2.50%	1,150,570	10.75	to	10.31	12,177,962	0.00%	1.45% to	-0.14%
2005	0.95% to	2.75%	981,490	10.59	to	10.28	10,290,290	0.00%	7.21% to	5.27%
2004	0.95% to	2.65%	506,914	9.88	to	9.77	4,990,392	0.00%	-1.18% to	-2.31%	(a) (b)

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.80% to	1.40%	89,808	4.00	to	3.83	346,234	0.00%	19.13% to	18.40%
2006	0.80% to	1.40%	134,349	3.36	to	3.23	437,058	0.00%	10.28% to	9.62%
2005	0.80% to	1.40%	206,846	3.05	to	2.95	613,233	0.00%	-1.31% to	-1.91%
2004	0.80% to	1.40%	275,982	3.09	to	3.01	833,304	0.00%	3.48% to	2.85%
2003	0.80% to	1.40%	403,612	2.98	to	2.92	1,183,737	0.00%	53.99% to	53.06%

Nationwide VIT – Global Technology and Communications Fund – Class II
2007	0.95% to	2.45%	77,916	13.74	to	18.83	1,535,827	0.00%	18.85% to	17.04%
2006	0.95% to	2.45%	86,480	11.56	to	16.09	1,441,736	0.00%	9.63% to	7.97%
2005	0.95% to	2.45%	103,102	10.55	to	14.90	1,576,432	0.00%	-1.72% to	-3.20%
2004	0.95% to	2.45%	153,937	10.73	to	15.39	2,408,354	0.00%	3.04% to	1.48%
2003	1.15% to	2.65%	231,676	15.34	to	15.14	3,537,844	0.00%	53.44% to	51.40%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.80% to 1.40%	430,126	$14.77 to 14.27	$6,165,718	0.00%	19.22% to 18.49%
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
Nationwide VIT – Global Technology and Communications Fund – Class VI
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)
Nationwide VIT – Government Bond Fund – Class I
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
2006	0.80% to 3.25%	21,636,655	17.07 to 9.82	251,897,848	4.10%	2.52% to -0.01%
2005	0.80% to 2.95%	11,094,727	16.65 to 9.90	145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
Tax qualified
2006	1.30%	1,626,743	46.68	75,942,558	4.10%	2.00%
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
Non-tax qualified
2006	1.30%	779,383	46.56	36,288,472	4.10%	2.00%
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
Nationwide VIT – Growth Fund – Class I
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
Nationwide VIT – International Index Fund – Class VIII
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	(a) (b)
Nationwide VIT – International Value Fund – Class II
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)
Nationwide VIT – International Value Fund – Class III
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)
Nationwide VIT – International Value Fund – Class VI
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
2006	0.95% to 3.25%	8,623,100	15.46 to 14.53	130,577,252	1.68%	21.25% to 18.44%
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to13.84%	(a) (b)
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.80% to 2.90%	12,824,884	$12.51 to 11.19	$155,324,013	3.57%	4.53% to 2.31%
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	(a)
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
2005	0.80% to 1.40%	230,571	10.94 to 10.83	2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
Nationwide VIT – Mid Cap Growth Fund – Class II
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
2006	0.80% to 2.95%	7,922,124	16.00 to 16.86	132,450,412	1.14%	9.01% to 6.66%
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
Nationwide VIT – Money Market Fund – Class I
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	0.95% to 2.80%	1,534,096	$10.55 to 15.18	$26,997,038	0.00%	5.55% to 6.42%	(a)
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
2006	0.95% to 2.70%	1,931,451	15.89 to 21.48	43,101,602	0.22%	15.99% to 13.94%
2005	0.95% to 2.50%	1,711,970	13.70 to 18.96	33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61to16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)
Nationwide VIT – Nationwide Fund – Class I
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
2006	0.80% to 1.40%	3,758,145	23.33 to 26.61	99,304,252	1.04%	12.72% to 12.04%
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
Tax qualified
2006	1.30%	1,402,652	109.59	153,719,563	1.04%	12.15%
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
Non-tax qualified
2006	1.30%	720,281	106.77	76,904,383	1.04%	12.15%
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
Nationwide VIT – Nationwide Fund – Class II
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	(a)
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)
Nationwide VIT – Nationwide Leaders Fund – Class III
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – U.S. Growth Leaders Fund – Class II
2007	0.95% to	2.95%	1,094,930	$11.22	to	17.70	$23,231,890	0.00%	12.24% to	18.50%	(a)
2006	1.10% to	2.95%	1,117,672	18.07	to	14.94	19,776,812	0.17%	-1.60% to	-3.43%
2005	1.10% to	2.95%	1,053,974	18.36	to	15.47	19,056,867	0.00%	10.47% to	8.41%
2004	1.10% to	2.95%	643,867	16.62	to	14.27	10,597,692	0.00%	10.87% to	8.79%
2003	1.10% to	2.50%	275,354	14.99	to	14.81	4,108,083	0.00%	49.94% to	48.08%	(a) (b)
Nationwide VIT – U.S. Growth Leaders Fund – Class III
2007	0.80% to	1.40%	329,074	18.46	to	17.84	5,894,162	0.00%	21.45% to	20.71%
2006	0.80% to	1.40%	454,175	15.20	to	14.78	6,733,083	0.25%	-1.08% to	-1.68%
2005	0.80% to	1.40%	651,383	15.37	to	15.03	9,813,069	0.00%	11.10% to	10.43%
2004	0.80% to	1.40%	652,165	13.83	to	13.61	8,890,581	0.00%	11.55% to	10.87%
2003	0.80% to	1.40%	994,663	12.40	to	12.28	12,223,231	0.00%	51.18% to	50.26%
Nationwide VIT – Van Kampen Comstock Value Fund – Class II
2007	0.80% to	3.25%	18,188,564	12.93	to	14.86	315,762,751	1.56%	-3.39% to	-5.79%
2006	0.80% to	3.25%	11,215,121	13.38	to	15.77	203,267,045	1.51%	14.64% to	11.81%
2005	0.80% to	3.00%	3,772,570	11.67	to	14.20	60,363,959	1.31%	3.12% to	0.84%
2004	0.80% to	3.00%	2,181,509	11.32	to	14.09	34,193,585	1.18%	13.17% to	13.57%	(a)
2003	1.10% to	2.50%	447,441	13.68	to	13.51	6,093,942	0.77%	36.80% to	35.10%	(a) (b)
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.80% to	2.95%	5,127,598	14.75	to	11.04	65,624,015	3.96%	3.78% to	1.52%
2006	0.80% to	2.70%	4,491,128	14.21	to	11.36	56,418,087	4.15%	4.00% to	2.02%
2005	0.80% to	2.35%	4,431,813	13.67	to	11.25	54,176,221	4.11%	1.36% to	-0.21%
2004	0.80% to	2.35%	3,294,635	13.48	to	11.28	40,671,999	5.14%	5.68% to	4.03%
2003	0.80% to	2.25%	2,474,699	12.76	to	10.85	29,929,422	5.67%	11.22% to	8.50%	(b)
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.80% to	2.80%	392,938	9.74	to	13.45	6,032,559	0.00%	-0.29% to	-2.32%
2006	0.80% to	2.50%	399,331	9.77	to	15.09	6,218,632	0.00%	-2.34% to	2.63%	(a)
2005	0.95% to	2.50%	361,496	12.43	to	14.71	5,431,443	0.00%	1.92% to	0.33%
2004	1.05% to	2.50%	257,470	12.18	to	14.66	3,819,533	0.00%	10.70% to	9.08%
2003	1.15% to	2.70%	102,949	13.60	to	13.41	1,391,900	0.00%	36.01% to	34.14%	(a) (b)
Neuberger Berman AMT – Growth Portfolio – Class I
2007	0.80% to	1.40%	2,896,657	22.83	to	26.15	143,154,846	0.00%	21.71% to	20.97%
2006	0.80% to	1.40%	3,507,840	18.76	to	21.62	141,328,488	0.00%	13.16% to	12.48%
2005	0.80% to	1.40%	4,407,773	16.58	to	19.22	155,259,354	0.00%	12.59% to	11.91%
2004	0.80% to	1.40%	5,418,656	14.72	to	17.18	167,323,055	0.00%	15.67% to	14.97%
2003	0.80% to	1.40%	6,552,886	12.73	to	14.94	172,620,548	0.00%	30.35% to	29.56%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.80% to	1.40%	1,105,261	14.69	to	13.86	15,420,332	0.26%	6.52% to	5.88%
2006	0.80% to	1.40%	1,399,614	13.79	to	13.09	18,425,578	0.61%	12.47% to	11.79%
2005	0.80% to	1.40%	1,777,747	12.26	to	11.71	20,912,861	0.14%	7.53% to	6.88%
2004	0.80% to	1.40%	2,342,770	11.40	to	10.95	25,763,450	0.11%	14.89% to	14.19%
2003	0.80% to	1.40%	2,668,163	9.93	to	9.59	25,677,371	0.81%	30.71% to	29.92%
Neuberger Berman AMT – International Portfolio – Class S
2007	0.80% to	3.25%	20,563,376	10.64	to	13.71	293,656,493	2.14%	2.38% to	-0.16%
2006	0.80% to	3.25%	10,936,799	10.39	to	13.73	153,950,501	0.34%	3.93% to	19.45%	(a)
2005	1.10% to	2.90%	816,611	11.66	to	11.52	9,478,809	0.19%	16.64% to	15.23%	(a) (b)
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S
2007	0.95% to	2.80%	507,184	18.83	to	20.39	10,958,939	0.00%	21.03% to	18.76%
2006	0.95% to	2.80%	502,810	15.56	to	17.17	9,020,221	0.00%	13.39% to	11.27%
2005	0.95% to	2.80%	497,419	13.72	to	15.43	7,966,901	0.00%	12.35% to	10.26%
2004	0.95% to	2.80%	543,076	12.22	to	13.99	7,797,293	0.00%	14.93% to	12.79%
2003	1.15% to	2.80%	425,358	12.62	to	12.41	5,345,674	0.00%	26.19% to	24.08%
Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.80% to	1.40%	4,821,251	31.57	to	37.41	181,803,724	0.61%	8.46% to	7.80%
2006	0.80% to	1.40%	5,867,088	29.10	to	34.71	205,069,108	0.68%	11.35% to	10.67%
2005	0.80% to	1.40%	7,134,701	26.14	to	31.36	225,087,003	0.95%	17.10% to	16.40%
2004	0.80% to	1.40%	7,656,207	22.32	to	26.94	207,292,280	0.01%	18.02% to	17.31%
2003	0.80% to	1.40%	9,238,599	18.91	to	22.97	213,058,281	0.00%	34.01% to	33.20%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.80% to 2.95%	1,309,013	$10.44 to 12.31	$16,737,536	0.38%	2.22% to 0.00%
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	(a)
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
2006	0.80% to 1.40%	4,523,880	23.58 to 25.18	137,769,586	2.17%	10.26% to 9.59%
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%

Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Class 4
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
2005	0.80% to 1.40%	8,956,758	34.04 to 33.28	315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer VAF – High Income Fund – Class 3
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to 4.30%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 4
2007	0.95% to 2.75%	991,751	$9.59 to 9.47	$9,472,520	0.00%	-4.12% to -5.29%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	(a) (b)

Oppenheimer VAF – High Income Fund – Service Class
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%

Oppenheimer VAF – Main Street® – Service Class
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
2006	0.80% to 1.40%	3,147,364	6.40 to 6.15	19,465,941	0.00%	2.13% to 1.52%
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Pioneer VCT – Pioneer Small Cap Value Portfolio – Class I Shares
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	(a) (b)

Putnam VT – Growth and Income Fund – IB Shares
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam VT – International Equity Fund – IB Shares
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Putnam VT – Voyager Fund – IB Shares
2007	1.15% to	2.80%	168,443	$13.87	to	12.82	$2,271,117	0.00%	4.30% to	2.55%
2006	0.95% to	2.80%	213,216	12.21	to	12.50	2,766,251	0.10%	4.44% to	2.49%
2005	0.95% to	2.80%	276,236	11.69	to	12.20	3,456,648	0.71%	4.69% to	2.74%
2004	1.10% to	2.80%	261,001	12.22	to	11.87	3,144,631	0.17%	3.88% to	2.09%
2003	1.15% to	2.80%	101,667	11.76	to	11.63	1,179,509	0.00%	17.63% to	16.31%	(a) (b)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2003	1.30%		2	1.04			2	2.56%	-81.09%

T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.80% to	3.25%	10,055,319	11.81	to	12.74	133,588,581	0.14%	11.58% to	8.81%
2006	0.80% to	2.90%	1,860,568	10.59	to	11.78	22,408,234	0.29%	5.86% to	6.17%	(a)
2005	1.10% to	2.90%	596,546	11.23	to	11.10	6,676,122	0.19%	12.32% to	10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2007	0.80% to	2.95%	6,128,523	11.28	to	12.01	76,349,143	1.66%	2.20% to	-0.03%
2006	0.80% to	2.95%	4,412,317	11.04	to	12.01	54,220,730	1.32%	10.35% to	15.16%	(a)
2005	1.10% to	2.80%	1,288,795	10.56	to	10.44	13,568,484	1.31%	5.59% to	4.39%	(a) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.80% to	2.90%	2,984,605	10.74	to	10.25	31,585,239	3.11%	4.38% to	2.16%
2006	1.10% to	2.80%	897,335	10.34	to	10.05	9,206,800	3.73%	2.88% to	1.12%
2005	1.10% to	2.70%	297,273	10.05	to	9.95	2,977,178	2.51%	0.54% to	-0.54%	(a) (b)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.80% to	1.40%	2,887,153	19.64	to	23.79	72,290,938	0.55%	6.92% to	6.27%
2006	0.80% to	1.40%	3,504,269	18.37	to	22.39	82,432,140	0.11%	8.33% to	7.68%
2005	0.80% to	1.40%	4,359,987	16.95	to	20.79	95,023,542	0.00%	2.79% to	2.17%
2004	0.80% to	1.40%	5,445,879	16.49	to	20.35	115,826,541	0.36%	5.36% to	4.72%
2003	0.80% to	1.40%	6,701,628	15.66	to	19.43	135,576,829	0.11%	25.00% to	24.24%

Turner GVIT Growth Focus Fund – Class I
2003	0.80% to	1.40%	366,483	3.25	to	3.19	1,171,318	0.00%	49.76% to	48.85%

Turner GVIT Growth Focus Fund – Class III
2003	0.80% to	1.40%	222,768	11.22	to	11.10	2,475,993	0.00%	49.27% to	48.37%

Van Eck Worldwide Insurance Trust – Bond Fund – Class R1
2007	0.80% to	1.40%	731,903	12.42	to	12.15	8,910,518	5.57%	8.94% to	8.27%
2006	0.80% to	1.40%	690,934	11.40	to	11.22	7,763,189	7.87%	5.55% to	4.91%
2005	0.80% to	1.40%	653,908	10.80	to	10.69	6,998,382	6.56%	-3.89% to	-4.47%
2004	0.80% to	1.40%	494,491	11.24	to	11.19	5,536,020	0.00%	12.37% to	11.92%	(a) (b)

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.80% to	1.40%	889,847	17.22	to	18.16	19,097,162	6.47%	8.83% to	8.17%
2006	0.80% to	1.40%	1,107,173	15.82	to	16.79	21,961,040	8.79%	5.63% to	4.99%
2005	0.80% to	1.40%	1,440,459	14.98	to	15.99	26,984,368	7.64%	-3.81% to	-4.39%
2004	0.80% to	1.40%	1,831,299	15.57	to	16.72	35,793,497	9.55%	8.28% to	7.62%
2003	0.80% to	1.40%	2,862,991	14.38	to	15.54	51,489,785	2.03%	17.22% to	16.51%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	0.80% to	1.40%	1,152,258	31.28	to	30.60	35,362,793	0.40%	36.46% to	35.63%
2006	0.80% to	1.40%	1,106,434	22.92	to	22.56	25,013,200	0.53%	38.42% to	37.59%
2005	0.80% to	1.40%	877,819	16.56	to	16.40	14,412,087	0.59%	30.81% to	30.02%
2004	0.80% to	1.40%	513,201	12.66	to	12.61	6,474,361	0.00%	26.61% to	26.10%	(a) (b)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.80% to	1.40%	1,599,935	29.33	to	27.43	44,248,455	0.46%	36.51% to	35.68%
2006	0.80% to	1.40%	2,079,717	21.49	to	20.22	42,350,828	0.63%	38.38% to	37.55%
2005	0.80% to	1.40%	2,663,102	15.53	to	14.70	39,392,769	0.84%	30.94% to	30.15%
2004	0.80% to	1.40%	3,491,296	11.86	to	11.29	39,648,217	0.64%	24.88% to	24.13%
2003	0.80% to	1.40%	5,585,517	9.50	to	9.01	51,038,448	0.10%	52.96% to	52.03%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	0.80% to	1.40%	1,400,348	33.53	to	32.79	46,055,901	0.11%	44.16% to	43.28%
2006	0.80% to	1.40%	1,470,219	23.26	to	22.89	33,718,368	0.07%	23.54% to	22.80%
2005	0.80% to	1.40%	1,551,985	18.83	to	18.64	28,960,958	0.19%	50.41% to	49.50%
2004	0.80% to	1.40%	746,021	12.52	to	12.47	9,304,789	0.00%	25.17% to	24.67%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.80% to 1.40%	1,118,247	$46.61 to 44.87	$58,352,118	0.12%	44.19% to 43.31%
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	(a) (b)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class II
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%

Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory VIF – Diversified Stock Fund Class A Shares
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo AVT – Discovery FundSM
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%

Wells Fargo AVT – Large Company Growth Fund
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo AVT – Money Market Fund
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Wells Fargo AVT – Opportunity FundSM
2007	0.80% to 1.40%	5,757,665	$34.29 to 40.01	$291,024,130	0.62%	5.78% to 5.13%
2006	0.80% to 1.40%	7,005,669	32.42 to 38.06	334,888,686	0.00%	11.32% to 10.65%
2005	0.80% to 1.40%	8,710,393	29.12 to 34.39	373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%

Wells Fargo AVT – Small-Mid Cap Value Fund
2007	1.25%	39	9.43	368	0.00%	-5.65%	(a)(b)

Wells Fargo AVT – Total Return Bond Fund
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2007 Reserves for annuity contracts in payout phase:				12,121,909

2007 Contract owners’ equity				$22,175,260,947

2006 Reserves for annuity contracts in payout phase:				11,157,956

2006 Contract owners’ equity				$17,880,717,436

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD U.S. POSTAGE PAID NATIONWIDE
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220

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